UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	3/31/2018

Item 1 – Reports to Stockholders

PRUDENTIAL BALANCED FUND

SEMIANNUAL REPORT

MARCH 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Balanced Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Balanced Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2018.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Balanced Fund

May 15, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Balanced Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.68	2.70	7.06	6.09	—
Class B	2.27	2.84	7.37	5.95	—
Class C	2.37	6.95	7.54	5.96	—
Class R	2.46	8.33	8.04	6.44	—
Class Z	2.88	9.07	8.63	7.03	—
Class Q	0.14**	N/A	N/A	N/A	N/A (11/28/17)
Customized Blend Index
	2.82	8.74	8.32	7.14	—
Bloomberg Barclays US Aggregate Bond Index
	–1.08	1.20	1.82	3.63	—
S&P 500 Index
	5.84	13.98	13.29	9.49	—
Lipper Mixed-Asset Target Allocation Growth Funds Average
	3.24	9.94	7.67	6.13	—

*Not Annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class R**	Class Z**	Class Q***
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is made up of the S&P 500 Index (50%), the Bloomberg Barclays US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia and Far East Net Dividend (MSCI EAFE ND) Index (5%). The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. Each component of the Customized Blend Index is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each class under the Fund’s investment strategies.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how US investment-grade bonds have performed.

Prudential Balanced Fund	9

Your Fund’s Performance (continued)

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds universe for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/18 (%)
Microsoft Corp., Software	1.5
Apple, Inc., Technology Hardware, Storage & Peripherals	1.5
JPMorgan Chase & Co., Banks	1.3
Facebook, Inc., Internet Software & Services	1.1
Bank of America Corp., Banks	1.0

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/18 (%)
Banks	4.6
Software	3.4
Internet Software & Services	2.9
Oil, Gas & Consumable Fuels	2.9
Semiconductors & Semiconductor Equipment	2.8

Industry weightings reflect only long-term equity investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Balanced Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Balanced Fund		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,026.80	1.16%	$5.86
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84
Class B	Actual	$1,000.00	$1,022.70	2.08%	$10.49
	Hypothetical	$1,000.00	$1,014.56	2.08%	$10.45
Class C	Actual	$1,000.00	$1,023.70	1.86%	$9.38
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35
Class R	Actual	$1,000.00	$1,024.60	1.63%	$8.23
	Hypothetical	$1,000.00	$1,016.80	1.63%	$8.20
Class Z	Actual	$1,000.00	$1,028.80	0.86%	$4.35
	Hypothetical	$1,000.00	$1,020.64	0.86%	$4.33
Class Q**	Actual	$1,000.00	$1,001.40	0.88%	$2.97
	Hypothetical	$1,000.00	$1,020.54	0.88%	$4.43

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 123 days in the period ended March 31, 2018 due to the class’ inception date of November 28, 2017.

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Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS 61.4%

Aerospace & Defense 2.1%
AAR Corp.	2,300	$101,453
Airbus SE (France)	1,162	134,511
BAE Systems PLC (United Kingdom)	6,388	52,265
Boeing Co. (The)	12,700	4,164,076
Cobham PLC (United Kingdom)*	5,420	9,340
Curtiss-Wright Corp.	1,300	175,591
Dassault Aviation SA (France)	5	9,552
Ducommun, Inc.*	800	24,304
Elbit Systems Ltd. (Israel)	45	5,418
Engility Holdings, Inc.*	200	4,880
Esterline Technologies Corp.*	1,000	73,150
Harris Corp.	12,300	1,983,744
Huntington Ingalls Industries, Inc.	5,500	1,417,680
Leonardo SpA (Italy)	776	8,975
Lockheed Martin Corp.	8,200	2,771,026
Meggitt PLC (United Kingdom)	1,504	9,124
Moog, Inc. (Class A Stock)*	1,500	123,615
MTU Aero Engines AG (Germany)	103	17,359
Raytheon Co.	1,200	258,984
Rolls-Royce Holdings PLC (United Kingdom)*	3,315	40,529
Safran SA (France)	678	71,956
Singapore Technologies Engineering Ltd. (Singapore)	3,100	8,528
Spirit AeroSystems Holdings, Inc. (Class A Stock)	8,300	694,710
Thales SA (France)	222	27,045
Vectrus, Inc.*	2,300	85,652
Wesco Aircraft Holdings, Inc.*	4,000	41,000

		12,314,467

Air Freight & Logistics 0.4%
Bollore SA (France)	1,631	8,701
Deutsche Post AG (Germany) (Registered Shares)	1,968	86,197
FedEx Corp.	8,800	2,112,968
Royal Mail PLC (United Kingdom)	1,955	14,838
United Parcel Service, Inc. (Class B Stock)	2,500	261,650
Yamato Holdings Co. Ltd. (Japan)	700	17,595

		2,501,949

Airlines 0.0%
ANA Holdings, Inc. (Japan)	230	8,913
Deutsche Lufthansa AG (Germany) (Registered Shares)	458	14,641
easyJet PLC (United Kingdom)	281	6,334

See Notes to Financial Statements.

Prudential Balanced Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Airlines (cont’d.)
International Consolidated Airlines Group SA (United Kingdom)	1,236	$10,701
Japan Airlines Co. Ltd. (Japan)	200	8,143
Singapore Airlines Ltd. (Singapore)	1,200	9,972
Southwest Airlines Co.	2,100	120,288

		178,992

Auto Components 0.3%
Aisin Seiki Co. Ltd. (Japan)	350	19,101
BorgWarner, Inc.	24,700	1,240,681
Bridgestone Corp. (Japan)	1,300	57,192
Cie Generale des Etablissements Michelin SCA (France)	346	51,223
Continental AG (Germany)	220	60,767
Cooper-Standard Holdings, Inc.*	1,200	147,372
Denso Corp. (Japan)	950	52,254
Faurecia SA (France)	150	12,137
GKN PLC (United Kingdom)	3,442	22,310
Koito Manufacturing Co. Ltd. (Japan)	200	13,967
Minth Group Ltd. (China)	2,000	9,176
Modine Manufacturing Co.*	500	10,575
NGK Spark Plug Co. Ltd. (Japan)	300	7,229
NOK Corp. (Japan)	200	3,905
Nokian Renkaat OYJ (Finland)	253	11,490
Stanley Electric Co. Ltd. (Japan)	300	11,264
Sumitomo Electric Industries Ltd. (Japan)	1,500	22,925
Sumitomo Rubber Industries Ltd. (Japan)	400	7,375
Tenneco, Inc.	3,200	175,584
Tower International, Inc.	1,500	41,625
Toyoda Gosei Co. Ltd. (Japan)	150	3,474
Toyota Industries Corp. (Japan)	350	21,159
Valeo SA (France)	471	31,157
Yokohama Rubber Co. Ltd. (The) (Japan)	300	6,953

		2,040,895

Automobiles 0.6%
Bayerische Motoren Werke AG (Germany)	663	72,114
Daimler AG (Germany) (Registered Shares)	1,927	164,181
Ferrari NV (Italy)	240	28,851
Fiat Chrysler Automobiles NV (United Kingdom)	2,153	43,913
General Motors Co.	53,900	1,958,726
Honda Motor Co. Ltd. (Japan)	3,500	121,158
Isuzu Motors Ltd. (Japan)	1,150	17,620
Mazda Motor Corp. (Japan)	1,160	15,514

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Automobiles (cont’d.)
Mitsubishi Motors Corp. (Japan)	1,470	$10,513
Nissan Motor Co. Ltd. (Japan)	4,600	47,482
Peugeot SA (France)	1,160	27,932
Renault SA (France)	382	46,355
Subaru Corp. (Japan)	1,200	39,723
Suzuki Motor Corp. (Japan)	700	38,005
Thor Industries, Inc.	6,800	783,156
Toyota Motor Corp. (Japan)	5,254	341,151
Volkswagen AG (Germany)	61	12,209
Winnebago Industries, Inc.	1,500	56,400
Yamaha Motor Co. Ltd. (Japan)	600	17,851

		3,842,854

Banks 4.6%
ABN AMRO Group NV (Netherlands), CVA, 144A	838	25,269
AIB Group PLC (Ireland)	1,607	9,672
American National Bankshares, Inc.	300	11,280
Aozora Bank Ltd. (Japan)	260	10,435
Australia & New Zealand Banking Group Ltd. (Australia)	5,878	122,341
BancFirst Corp.	1,200	63,720
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,343	105,671
Banco de Sabadell SA (Spain)	10,534	21,547
Banco Santander SA (Spain)	32,324	211,573
Bancorp, Inc. (The)*	7,600	82,080
Bank Hapoalim BM (Israel)	2,045	14,063
Bank Leumi Le-Israel BM (Israel)	3,069	18,538
Bank of America Corp.	192,200	5,764,078
Bank of East Asia Ltd. (The) (Hong Kong)	2,600	10,418
Bank of Ireland Group PLC (Ireland)*	1,882	16,492
Bank of Kyoto Ltd. (The) (Japan)	120	6,800
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,100	49,368
Bank of Queensland Ltd. (Australia)	843	7,156
Bankia SA (Spain)	2,469	11,076
Bankinter SA (Spain)	1,265	13,024
BankUnited, Inc.	4,900	195,902
Barclays PLC (United Kingdom)	34,088	99,609
Bendigo & Adelaide Bank Ltd. (Australia)	1,072	8,162
Berkshire Hills Bancorp, Inc.	1,700	64,515
BNP Paribas SA (France)	2,248	166,713
BOC Hong Kong Holdings Ltd. (China)	7,500	36,793
Boston Private Financial Holdings, Inc.	1,700	25,585
Brookline Bancorp, Inc.	4,800	77,760
CaixaBank SA (Spain)	7,086	33,784

See Notes to Financial Statements.

Prudential Balanced Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Cathay General Bancorp	1,400	$55,972
Chiba Bank Ltd. (The) (Japan)	1,500	12,264
Citigroup, Inc.	56,770	3,831,975
Commerzbank AG (Germany)*	2,152	27,938
Commonwealth Bank of Australia (Australia)	3,506	196,062
Community Trust Bancorp, Inc.	200	9,040
Concordia Financial Group Ltd. (Japan)	2,400	13,551
Credit Agricole SA (France)	2,271	37,029
Danske Bank A/S (Denmark)	1,500	56,202
DBS Group Holdings Ltd. (Singapore)	3,613	76,315
DNB ASA (Norway)	1,956	38,528
Erste Group Bank AG (Austria)	624	31,371
Farmers National Banc Corp.	1,500	20,775
FB Financial Corp.*	300	12,177
Financial Institutions, Inc.	3,400	100,640
First Bancorp.	1,900	67,735
First BanCorp. (Puerto Rico)*	17,500	105,350
First Busey Corp.	600	17,832
First Citizens BancShares, Inc. (Class A Stock)	500	206,620
First Community Bancshares, Inc.	1,600	47,760
First Financial Corp.	1,300	54,080
First Interstate BancSystem, Inc. (Class A Stock)	3,800	150,290
Flushing Financial Corp.	900	24,264
Fukuoka Financial Group, Inc. (Japan)	1,700	9,313
Great Southern Bancorp, Inc.	800	39,960
Hachijuni Bank Ltd. (The) (Japan)	800	4,348
Hancock Holding Co.	4,300	222,310
Hang Seng Bank Ltd. (Hong Kong)	1,500	34,852
Heartland Financial USA, Inc.	2,000	106,100
Hilltop Holdings, Inc.	7,600	178,296
HSBC Holdings PLC (United Kingdom)	40,000	375,628
IBERIABANK Corp.	1,600	124,800
Independent Bank Corp.	3,000	68,700
ING Groep NV (Netherlands)	7,775	131,205
International Bancshares Corp.	1,900	73,910
Intesa Sanpaolo SpA (Italy)	26,976	98,220
Intesa Sanpaolo SpA (Italy), RSP	1,831	6,935
Japan Post Bank Co. Ltd. (Japan)	800	10,857
JPMorgan Chase & Co.	67,130	7,382,286
KBC Group NV (Belgium)	497	43,278
Kyushu Financial Group, Inc. (Japan)	700	3,496
Lloyds Banking Group PLC (United Kingdom)	143,975	130,963
Mebuki Financial Group, Inc. (Japan)	1,804	7,007

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,171	$13,767
Metropolitan Bank Holding Corp.*	400	16,844
MidWestOne Financial Group, Inc.	900	29,961
Mitsubishi UFJ Financial Group, Inc. (Japan)	23,900	158,830
Mizrahi Tefahot Bank Ltd. (Israel)	326	6,245
Mizuho Financial Group, Inc. (Japan)	48,260	87,948
National Australia Bank Ltd. (Australia)	5,374	118,639
Nordea Bank AB (Sweden)	6,078	65,034
OFG Bancorp (Puerto Rico)	2,000	20,900
Old Second Bancorp, Inc.	2,600	36,140
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,427	63,312
Peapack Gladstone Financial Corp.	1,500	50,085
Peoples Bancorp, Inc.	1,200	42,540
Preferred Bank	900	57,780
QCR Holdings, Inc.	1,700	76,245
Raiffeisen Bank International AG (Austria)*	280	10,906
Republic Bancorp, Inc. (Class A Stock)	500	19,150
Resona Holdings, Inc. (Japan)	4,600	24,725
Royal Bank of Scotland Group PLC (United Kingdom)*	7,070	25,719
Seven Bank Ltd. (Japan)	1,200	3,850
Shinsei Bank Ltd. (Japan)	320	4,964
Shizuoka Bank Ltd. (The) (Japan)	1,100	10,578
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,040	31,939
Societe Generale SA (France)	1,535	83,366
Standard Chartered PLC (United Kingdom)	6,587	66,017
State Bank Financial Corp.	600	18,006
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,717	115,267
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	618	25,263
Suruga Bank Ltd. (Japan)	400	5,614
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,041	38,064
Swedbank AB (Sweden) (Class A Stock)	1,812	40,716
TriState Capital Holdings, Inc.*	1,700	39,525
UniCredit SpA (Italy)*	4,008	83,772
United Community Banks, Inc.	6,300	199,395
United Overseas Bank Ltd. (Singapore)	2,686	56,519
Wells Fargo & Co.	69,641	3,649,885
West Bancorporation, Inc.	500	12,800
Westpac Banking Corp. (Australia)	6,791	150,417
Wintrust Financial Corp.	2,700	232,335
Yamaguchi Financial Group, Inc. (Japan)	400	4,950

		27,327,670

See Notes to Financial Statements.

Prudential Balanced Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Beverages 1.1%
Anheuser-Busch InBev SA/NV (Belgium)	1,525	$167,669
Asahi Group Holdings Ltd. (Japan)	750	40,334
Carlsberg A/S (Denmark) (Class B Stock)	214	25,550
Coca-Cola Amatil Ltd. (Australia)	1,132	7,580
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	200	8,260
Coca-Cola Co. (The)	50,000	2,171,500
Coca-Cola European Partners PLC (United Kingdom)	430	17,914
Coca-Cola HBC AG (Switzerland)*	342	12,656
Davide Campari-Milano SpA (Italy)	1,146	8,676
Diageo PLC (United Kingdom)	5,040	170,451
Heineken Holding NV (Netherlands)	228	23,509
Heineken NV (Netherlands)	514	55,283
Kirin Holdings Co. Ltd. (Japan)	1,800	47,920
PepsiCo, Inc.	33,400	3,645,610
Pernod Ricard SA (France)	425	70,766
Remy Cointreau SA (France)	40	5,706
Suntory Beverage & Food Ltd. (Japan)	300	14,604
Treasury Wine Estates Ltd. (Australia)	1,555	20,316

		6,514,304

Biotechnology 1.8%
AbbVie, Inc.	41,500	3,927,975
Acorda Therapeutics, Inc.*	6,700	158,455
AMAG Pharmaceuticals, Inc.*	1,600	32,240
Amgen, Inc.	10,300	1,755,944
Biogen, Inc.*	4,100	1,122,662
BioSpecifics Technologies Corp.*	1,900	84,246
Catalyst Pharmaceuticals, Inc.*	2,600	6,214
Celgene Corp.*	5,000	446,050
CSL Ltd. (Australia)	905	109,033
Emergent BioSolutions, Inc.*	3,500	184,275
Enanta Pharmaceuticals, Inc.*	2,200	178,002
FibroGen, Inc.*	3,600	166,320
Genmab A/S (Denmark)*	117	25,207
Genomic Health, Inc.*	5,200	162,708
Gilead Sciences, Inc.	15,900	1,198,701
Grifols SA (Spain)	581	16,472
Halozyme Therapeutics, Inc.*	10,300	201,777
Karyopharm Therapeutics, Inc.*	1,600	21,472
MiMedx Group, Inc.*(a)	12,600	87,822
Myriad Genetics, Inc.*	700	20,685
PDL BioPharma, Inc.*	6,700	19,698
Retrophin, Inc.*	5,100	114,036

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Sangamo Therapeutics, Inc.*	4,200	$79,800
Shire PLC	1,817	90,432
Vanda Pharmaceuticals, Inc.*	10,400	175,240
Xencor, Inc.*	2,200	65,956

		10,451,422

Building Products 0.1%
Asahi Glass Co. Ltd. (Japan)	380	15,925
Assa Abloy AB (Sweden) (Class B Stock)	1,977	42,852
Builders FirstSource, Inc.*	8,300	164,672
Cie de Saint-Gobain (France)	1,009	53,280
Continental Building Products, Inc.*	4,200	119,910
Daikin Industries Ltd. (Japan)	500	55,547
Geberit AG (Switzerland) (Registered Shares)	73	32,282
LIXIL Group Corp. (Japan)	600	13,310
NCI Building Systems, Inc.*	7,800	138,060
PGT Innovations, Inc.*	2,000	37,300
TOTO Ltd. (Japan)	250	13,108
Universal Forest Products, Inc.	5,100	165,495

		851,741

Capital Markets 1.5%
3i Group PLC (United Kingdom)	1,959	23,645
Affiliated Managers Group, Inc.	9,100	1,725,178
Ameriprise Financial, Inc.	11,500	1,701,310
Amundi SA (France), 144A	119	9,557
ASX Ltd. (Australia)	375	16,252
BlackRock, Inc.	1,500	812,580
Credit Suisse Group AG (Switzerland) (Registered Shares)*	4,925	82,715
Daiwa Securities Group, Inc. (Japan)	3,000	19,308
Deutsche Bank AG (Germany) (Registered Shares)	4,136	57,699
Deutsche Boerse AG (Germany)	386	52,767
Donnelley Financial Solutions, Inc.*	3,500	60,095
Evercore, Inc. (Class A Stock)	2,500	218,000
GAMCO Investors, Inc. (Class A Stock)	500	12,415
Hargreaves Lansdown PLC (United Kingdom)	491	11,270
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,400	79,049
Houlihan Lokey, Inc.	3,000	133,800
INTL. FCStone, Inc.*	1,600	68,288
Investec PLC (South Africa)	1,252	9,676
Japan Exchange Group, Inc. (Japan)	1,000	18,724
Julius Baer Group Ltd. (Switzerland)*	455	28,001
Kingston Financial Group Ltd. (Hong Kong)	8,000	3,599

See Notes to Financial Statements.

Prudential Balanced Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
London Stock Exchange Group PLC (United Kingdom)	631	$36,537
Macquarie Group Ltd. (Australia)	659	52,547
Natixis SA (France)	1,881	15,434
Nomura Holdings, Inc. (Japan)	7,500	43,735
Partners Group Holding AG (Switzerland)	34	25,300
Raymond James Financial, Inc.	6,500	581,165
S&P Global, Inc.	13,900	2,655,734
SBI Holdings, Inc. (Japan)	480	11,278
Schroders PLC (United Kingdom)	239	10,723
Singapore Exchange Ltd. (Singapore)	1,600	9,033
St. James’s Place PLC (United Kingdom)	1,085	16,542
Stifel Financial Corp.	2,100	124,383
UBS Group AG (Switzerland) (Registered Shares)*	7,395	130,292

		8,856,631

Chemicals 1.4%
AdvanSix, Inc.*	4,304	149,693
Air Liquide SA (France)	855	104,924
Air Products & Chemicals, Inc.	1,800	286,254
Air Water, Inc. (Japan)	300	5,864
Akzo Nobel NV (Netherlands)	516	48,753
Arkema SA (France)	143	18,669
Asahi Kasei Corp. (Japan)	2,500	33,415
BASF SE (Germany)	1,838	186,405
Chemours Co. (The)	30,400	1,480,784
Chr Hansen Holding A/S (Denmark)	198	17,136
Clariant AG (Switzerland) (Registered Shares)*	458	10,957
Covestro AG (Germany), 144A	323	31,805
Croda International PLC (United Kingdom)	272	17,474
Daicel Corp. (Japan)	600	6,589
EMS-Chemie Holding AG (Switzerland) (Registered Shares)	16	10,122
Evonik Industries AG (Germany)	357	12,589
Frutarom Industries Ltd. (Israel)	73	6,712
Givaudan SA (Switzerland) (Registered Shares)	19	43,345
Hitachi Chemical Co. Ltd. (Japan)	200	4,468
Huntsman Corp.	39,000	1,140,750
Incitec Pivot Ltd. (Australia)	3,496	9,514
Ingevity Corp.*	3,100	228,439
Israel Chemicals Ltd. (Israel)	1,407	5,973
Johnson Matthey PLC (United Kingdom)	399	17,022
JSR Corp. (Japan)	350	7,877
K+S AG (Germany) (Registered Shares)	426	12,304
Kaneka Corp. (Japan)	500	4,974

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Kansai Paint Co. Ltd. (Japan)	400	$9,349
Koninklijke DSM NV (Netherlands)	360	35,783
Koppers Holdings, Inc.*	2,400	98,640
Kuraray Co. Ltd. (Japan)	700	12,137
LANXESS AG (Germany)	175	13,415
Linde AG (Germany)*	372	78,607
LyondellBasell Industries NV (Class A Stock)	20,400	2,155,872
Mitsubishi Chemical Holdings Corp. (Japan)	2,800	27,262
Mitsubishi Gas Chemical Co., Inc. (Japan)	350	8,446
Mitsui Chemicals, Inc. (Japan)	400	12,700
Nippon Paint Holdings Co. Ltd. (Japan)	350	12,892
Nissan Chemical Industries Ltd. (Japan)	200	8,308
Nitto Denko Corp. (Japan)	330	24,941
Novozymes A/S (Denmark) (Class B Stock)	455	23,687
Orica Ltd. (Australia)	716	9,855
PolyOne Corp.	4,300	182,836
Shin-Etsu Chemical Co. Ltd. (Japan)	780	81,361
Sika AG (Switzerland) (Bearer Shares)	4	31,377
Solvay SA (Belgium)	147	20,430
Stepan Co.	2,100	174,678
Sumitomo Chemical Co. Ltd. (Japan)	3,000	17,405
Symrise AG (Germany)	252	20,291
Taiyo Nippon Sanso Corp. (Japan)	300	4,546
Teijin Ltd. (Japan)	380	7,221
Toray Industries, Inc. (Japan)	3,000	28,537
Tosoh Corp. (Japan)	600	11,832
Trinseo SA	1,200	88,860
Umicore SA (Belgium)	419	22,197
Westlake Chemical Corp.	11,100	1,233,765
Yara International ASA (Norway)	345	14,742

		8,374,783

Commercial Services & Supplies 0.1%
ACCO Brands Corp.	1,900	23,845
Babcock International Group PLC (United Kingdom)	446	4,186
Brambles Ltd. (Australia)	3,216	24,821
Cimpress NV (Netherlands)*	460	71,162
Dai Nippon Printing Co. Ltd. (Japan)	550	11,430
Edenred (France)	431	14,991
Ennis, Inc.	2,100	41,370
G4S PLC (United Kingdom)	3,243	11,287
Herman Miller, Inc.	3,800	121,410
ISS A/S (Denmark)	338	12,553

See Notes to Financial Statements.

Prudential Balanced Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Kimball International, Inc. (Class B Stock)	800	$13,632
McGrath RentCorp	1,800	96,642
Park24 Co. Ltd. (Japan)	200	5,457
Quad/Graphics, Inc.	4,400	111,540
Secom Co. Ltd. (Japan)	400	29,794
Securitas AB (Sweden) (Class B Stock)	587	9,995
Societe BIC SA (France)	55	5,467
Sohgo Security Services Co. Ltd. (Japan)	150	7,372
SP Plus Corp.*	1,200	42,720
Toppan Printing Co. Ltd. (Japan)	1,100	9,042

		668,716

Communications Equipment 0.3%
Cisco Systems, Inc.	38,200	1,638,398
Comtech Telecommunications Corp.	1,500	44,835
Extreme Networks, Inc.*	2,600	28,782
Lumentum Holdings, Inc.*	400	25,520
Nokia OYJ (Finland)	11,696	64,587
Plantronics, Inc.	3,200	193,184
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,050	38,526

		2,033,832

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	488	19,040
Ameresco, Inc. (Class A Stock)*	1,300	16,900
Boskalis Westminster (Netherlands)	165	4,836
Bouygues SA (France)	429	21,509
CIMIC Group Ltd. (Australia)	227	7,813
Eiffage SA (France)	143	16,286
EMCOR Group, Inc.	3,300	257,169
Ferrovial SA (Spain)	980	20,489
HOCHTIEF AG (Germany)	37	6,916
JGC Corp. (Japan)	400	8,709
Kajima Corp. (Japan)	1,600	15,042
KBR, Inc.	6,400	103,616
Obayashi Corp. (Japan)	1,300	14,321
Shimizu Corp. (Japan)	1,200	10,705
Skanska AB (Sweden) (Class B Stock)	743	15,234
Taisei Corp. (Japan)	380	19,490
Vinci SA (France)	1,015	99,973

		658,048

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Construction Materials 0.0%
Boral Ltd. (Australia)	2,275	$13,123
CRH PLC (Ireland)	1,703	57,684
Fletcher Building Ltd. (New Zealand)	1,286	5,639
HeidelbergCement AG (Germany)	304	29,865
Imerys SA (France)	75	7,289
James Hardie Industries PLC (Ireland), CDI	843	14,961
LafargeHolcim Ltd. (Switzerland) (Registered Shares)*	918	50,301
Taiheiyo Cement Corp. (Japan)	250	8,980
United States Lime & Minerals, Inc.	300	21,954

		209,796

Consumer Finance 0.8%
Acom Co. Ltd. (Japan)*	700	3,143
AEON Financial Service Co. Ltd. (Japan)	200	4,638
Capital One Financial Corp.	24,300	2,328,426
Credit Saison Co. Ltd. (Japan)	300	5,021
Curo Group Holdings Corp*	1,100	18,920
Enova International, Inc.*	2,100	46,305
Green Dot Corp. (Class A Stock)*	2,800	179,648
Navient Corp.	73,700	966,944
Nelnet, Inc. (Class A Stock)	1,500	78,615
OneMain Holdings, Inc.*	31,800	952,092
Santander Consumer USA Holdings, Inc.	6,900	112,470

		4,696,222

Containers & Packaging 0.1%
Amcor Ltd. (Australia)	2,370	25,952
Greif, Inc. (Class A Stock)	3,200	167,200
Owens-Illinois, Inc.*	25,600	554,496
Toyo Seikan Group Holdings Ltd. (Japan)	300	4,477

		752,125

Distributors 0.2%
Jardine Cycle & Carriage Ltd. (Singapore)	200	5,283
LKQ Corp.*	31,100	1,180,245

		1,185,528

Diversified Consumer Services 0.1%
Benesse Holdings, Inc. (Japan)	150	5,457
Grand Canyon Education, Inc.*	2,800	293,776

		299,233

See Notes to Financial Statements.

Prudential Balanced Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Financial Services 0.8%
AMP Ltd. (Australia)	5,710	$22,036
Berkshire Hathaway, Inc. (Class B Stock)*	19,300	3,849,964
Cannae Holdings, Inc.*	4,500	84,870
Challenger Ltd. (Australia)	1,072	9,601
Eurazeo SA (France)	85	7,827
EXOR NV (Netherlands)	227	16,159
First Pacific Co. Ltd. (Hong Kong)	4,000	2,174
Groupe Bruxelles Lambert SA (Belgium)	161	18,414
Industrivarden AB (Sweden) (Class C Stock)	317	7,393
Investor AB (Sweden) (Class B Stock)	899	39,937
Kinnevik AB (Sweden) (Class B Stock)	478	17,269
L E Lundbergforetagen AB (Sweden) (Class B Stock)	73	5,248
Leucadia National Corp.	13,200	300,036
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	5,392
ORIX Corp. (Japan)	2,640	47,311
Pargesa Holding SA (Switzerland) (Bearer Shares)	80	7,098
Standard Life Aberdeen PLC (United Kingdom)	5,376	27,136
Wendel SA (France)	54	8,420

		4,476,285

Diversified Telecommunication Services 1.5%
AT&T, Inc.	113,800	4,056,970
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,777	4,841
BT Group PLC (United Kingdom)	16,869	53,843
Deutsche Telekom AG (Germany) (Registered Shares)	6,669	109,110
Elisa OYJ (Finland)	302	13,659
HKT Trust & HKT Ltd. (Hong Kong)	7,720	9,733
IDT Corp. (Class B Stock)*	2,700	16,929
Iliad SA (France)	54	11,179
Koninklijke KPN NV (Netherlands)	6,976	20,977
Nippon Telegraph & Telephone Corp. (Japan)	1,400	65,314
Orange SA (France)	4,056	68,943
PCCW Ltd. (Hong Kong)	7,400	4,295
Proximus SADP (Belgium)	300	9,328
Singapore Telecommunications Ltd. (Singapore)	16,300	42,098
Spark New Zealand Ltd. (New Zealand)	3,547	8,607
Swisscom AG (Switzerland) (Registered Shares)	53	26,294
TDC A/S (Denmark)*	1,587	13,151
Telecom Italia SpA (Italy)*	23,896	22,689
Telecom Italia SpA (Italy), RSP	13,379	11,139
Telefonica Deutschland Holding AG (Germany)	1,630	7,659
Telefonica SA (Spain)	9,348	92,609
Telenor ASA (Norway)	1,486	33,793

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
Telia Co. AB (Sweden)	5,626	$26,508
Telstra Corp. Ltd. (Australia)	8,027	19,431
TPG Telecom Ltd. (Australia)	611	2,596
Verizon Communications, Inc.	86,250	4,124,475
Vonage Holdings Corp.*	12,500	133,125

		9,009,295

Electric Utilities 0.6%
AusNet Services (Australia)	4,251	5,499
Chubu Electric Power Co., Inc. (Japan)	1,300	18,657
Chugoku Electric Power Co., Inc. (The) (Japan)	600	7,330
CK Infrastructure Holdings Ltd. (Hong Kong)	1,300	10,655
CLP Holdings Ltd. (Hong Kong)	3,500	35,686
EDP—Energias de Portugal SA (Portugal)	4,553	17,300
Electricite de France SA (France)	1,116	16,158
Endesa SA (Spain)	596	13,130
Enel SpA (Italy)	16,275	99,590
Exelon Corp.	55,700	2,172,857
Fortum OYJ (Finland)	934	20,065
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	6,000	5,818
Iberdrola SA (Spain)	11,598	85,285
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	18,304
Kyushu Electric Power Co., Inc. (Japan)	800	9,662
Mercury NZ Ltd. (New Zealand)	1,892	4,424
MGE Energy, Inc.	1,400	78,540
NextEra Energy, Inc.	2,000	326,660
Orsted A/S (Denmark), 144A	376	24,463
Otter Tail Corp.	500	21,675
Power Assets Holdings Ltd. (Hong Kong)	3,000	26,800
PPL Corp.	14,600	413,034
Red Electrica Corp. SA (Spain)	897	18,516
SSE PLC (United Kingdom)	2,033	36,471
Terna Rete Elettrica Nazionale SpA (Italy)	2,933	17,140
Tohoku Electric Power Co., Inc. (Japan)	900	12,243
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,800	10,968

		3,526,930

Electrical Equipment 0.4%
ABB Ltd. (Switzerland) (Registered Shares)	3,688	87,694
AMETEK, Inc.	21,200	1,610,564
Atkore International Group, Inc.*	8,200	162,770
Encore Wire Corp.	1,600	90,720

See Notes to Financial Statements.

Prudential Balanced Fund	25

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
EnerSys	2,600	$180,362
Fuji Electric Co. Ltd. (Japan)	1,500	10,335
Legrand SA (France)	530	41,584
Mabuchi Motor Co. Ltd. (Japan)	100	4,975
Mitsubishi Electric Corp. (Japan)	3,900	63,299
Nidec Corp. (Japan)	480	73,876
OSRAM Licht AG (Germany)	196	14,423
Prysmian SpA (Italy)	448	14,068
Schneider Electric SE (France)	1,134	99,862
Siemens Gamesa Renewable Energy SA (Spain)	463	7,442
Vestas Wind Systems A/S (Denmark)	437	31,268

		2,493,242

Electronic Equipment, Instruments & Components 0.3%
Alps Electric Co. Ltd. (Japan)	400	9,902
Anixter International, Inc.*	2,500	189,375
Benchmark Electronics, Inc.	3,100	92,535
CDW Corp.	2,500	175,775
ePlus, Inc.*	1,400	108,780
Hamamatsu Photonics KK (Japan)	300	11,541
Hexagon AB (Sweden) (Class B Stock)	517	30,859
Hirose Electric Co. Ltd. (Japan)	73	10,085
Hitachi High-Technologies Corp. (Japan)	150	7,131
Hitachi Ltd. (Japan)	9,700	70,651
Ingenico Group SA (France)	117	9,496
Insight Enterprises, Inc.*	3,200	111,776
Keyence Corp. (Japan)	190	118,685
Kyocera Corp. (Japan)	640	36,287
Murata Manufacturing Co. Ltd. (Japan)	370	51,072
Nippon Electric Glass Co. Ltd. (Japan)	180	5,218
Omron Corp. (Japan)	400	23,383
PC Connection, Inc.	1,200	30,000
Sanmina Corp.*	2,100	54,915
ScanSource, Inc.*	1,600	56,880
Shimadzu Corp. (Japan)	500	13,792
SYNNEX Corp.	1,300	153,920
Systemax, Inc.	1,800	51,390
TDK Corp. (Japan)	250	22,272
Tech Data Corp.*	1,900	161,747
Vishay Intertechnology, Inc.	1,100	20,460
Yaskawa Electric Corp. (Japan)	500	22,678
Yokogawa Electric Corp. (Japan)	500	10,138

		1,660,743

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 0.3%
Bristow Group, Inc.	6,500	$84,500
Exterran Corp.*	3,600	96,120
Halliburton Co.	25,200	1,182,888
John Wood Group PLC (United Kingdom)	1,333	10,129
Matrix Service Co.*	4,600	63,020
McDermott International, Inc.*	4,700	28,623
SEACOR Holdings, Inc.*	1,500	76,650
Smart Sand, Inc.*	2,700	15,714
Superior Energy Services, Inc.*	2,000	16,860
Tenaris SA (Luxembourg)	966	16,698
Unit Corp.*	4,100	81,016

		1,672,218

Equity Real Estate Investment Trusts (REITs) 1.4%
American Assets Trust, Inc.	1,100	36,751
Apple Hospitality REIT, Inc.	77,200	1,356,404
Armada Hoffler Properties, Inc.	5,200	71,188
Ascendas Real Estate Investment Trust (Singapore)	4,700	9,467
Ashford Hospitality Prime, Inc.	6,900	67,068
Ashford Hospitality Trust, Inc.	12,800	82,688
British Land Co. PLC (The) (United Kingdom)	1,998	18,011
Brixmor Property Group, Inc.	68,300	1,041,575
CapitaLand Commercial Trust (Singapore)	5,464	7,659
CapitaLand Mall Trust (Singapore)	4,700	7,482
Chesapeake Lodging Trust	6,600	183,546
CoreCivic, Inc.	17,400	339,648
Daiwa House REIT Investment Corp. (Japan)	3	7,254
DDR Corp.	18,300	134,139
Dexus (Australia)	1,946	14,013
DiamondRock Hospitality Co.	18,000	187,920
Fonciere Des Regions (France)	71	7,833
Franklin Street Properties Corp.	15,800	132,878
Gecina SA (France)	97	16,833
GEO Group, Inc. (The)	9,100	186,277
Gladstone Commercial Corp.	2,300	39,882
Goodman Group (Australia)	3,633	23,622
GPT Group (The) (Australia)	3,611	13,234
Gramercy Property Trust	2,700	58,671
Hammerson PLC (United Kingdom)	1,610	12,136
Host Hotels & Resorts, Inc.	36,500	680,360
ICADE (France)	67	6,505
InfraREIT, Inc.	2,700	52,461
Japan Prime Realty Investment Corp. (Japan)	2	7,266

See Notes to Financial Statements.

Prudential Balanced Fund	27

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Japan Real Estate Investment Corp. (Japan)	2	$10,396
Japan Retail Fund Investment Corp. (Japan)	5	9,696
Kimco Realty Corp.	31,500	453,600
Klepierre SA (France)	443	17,856
Land Securities Group PLC (United Kingdom)	1,463	19,249
Lexington Realty Trust	3,000	23,610
Link REIT (Hong Kong)	4,500	38,573
Mirvac Group (Australia)	6,944	11,540
Nippon Building Fund, Inc. (Japan)	3	16,640
Nippon Prologis REIT, Inc. (Japan)	4	8,688
Nomura Real Estate Master Fund, Inc. (Japan)	8	11,134
Prologis, Inc.	12,500	787,375
Ramco-Gershenson Properties Trust	8,500	105,060
RLJ Lodging Trust	600	11,664
Ryman Hospitality Properties, Inc.	1,900	147,155
Scentre Group (Australia)	10,654	31,439
Segro PLC (United Kingdom)	1,912	16,136
Spirit Realty Capital, Inc.	131,300	1,018,888
Stockland (Australia)	4,619	14,332
Summit Hotel Properties, Inc.	7,700	104,797
Suntec Real Estate Investment Trust (Singapore)	5,100	7,394
Tier REIT, Inc.	3,800	70,224
Unibail-Rodamco SE (France)	200	45,685
United Urban Investment Corp. (Japan)	6	9,399
Urstadt Biddle Properties, Inc. (Class A Stock)	1,100	21,230
Vicinity Centres (Australia)	6,933	12,886
Westfield Corp. (Australia)	3,830	25,121
Xenia Hotels & Resorts, Inc.	9,400	185,368

		8,037,906

Food & Staples Retailing 1.1%
Aeon Co. Ltd. (Japan)	1,300	23,120
Carrefour SA (France)	1,146	23,768
Casino Guichard Perrachon SA (France)	107	5,241
Colruyt SA (Belgium)	134	7,417
CVS Health Corp.	11,200	696,752
FamilyMart UNY Holdings Co. Ltd. (Japan)	200	16,663
ICA Gruppen AB (Sweden)	166	5,885
Ingles Markets, Inc. (Class A Stock)	2,900	98,165
J Sainsbury PLC (United Kingdom)	3,615	12,127
Jeronimo Martins SGPS SA (Portugal)	494	8,985
Koninklijke Ahold Delhaize NV (Netherlands)	2,538	60,140
Kroger Co. (The)	72,900	1,745,226

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
Lawson, Inc. (Japan)	100	$6,836
METRO AG (Germany)	337	5,962
Performance Food Group Co.*	3,600	107,460
Seven & i Holdings Co. Ltd. (Japan)	1,550	66,390
SpartanNash Co.	2,300	39,583
Sundrug Co. Ltd. (Japan)	150	7,021
Tesco PLC (United Kingdom)	19,487	56,399
Tsuruha Holdings, Inc. (Japan)	70	10,075
Village Super Market, Inc. (Class A Stock)	900	23,733
Walmart, Inc.	36,300	3,229,611
Wesfarmers Ltd. (Australia)	2,269	72,710
Wm Morrison Supermarkets PLC (United Kingdom)	4,764	14,294
Woolworths Group Ltd. (Australia)	2,592	52,610

		6,396,173

Food Products 0.9%
Ajinomoto Co., Inc. (Japan)	1,100	19,976
Associated British Foods PLC (United Kingdom)	722	25,242
Barry Callebaut AG (Switzerland) (Registered Shares)	5	9,779
Calbee, Inc. (Japan)	200	6,796
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	12,408
Conagra Brands, Inc.	19,200	708,096
Danone SA (France)	1,208	97,948
Darling Ingredients, Inc.*	4,100	70,930
Golden Agri-Resources Ltd. (Singapore)	16,600	4,450
J.M. Smucker Co. (The)	10,300	1,277,303
Kerry Group PLC (Ireland) (Class A Stock)	332	33,665
Kikkoman Corp. (Japan)	300	12,163
Marine Harvest ASA (Norway)	825	16,676
MEIJI Holdings Co. Ltd. (Japan)	250	19,204
Nestle SA (Switzerland) (Registered Shares)	6,261	494,879
NH Foods Ltd. (Japan)	150	6,159
Nisshin Seifun Group, Inc. (Japan)	405	8,048
Nissin Foods Holdings Co. Ltd. (Japan)	100	6,938
Orkla ASA (Norway)	1,720	18,537
Pilgrim’s Pride Corp.*	25,100	617,711
Sanderson Farms, Inc.	1,300	154,726
Toyo Suisan Kaisha Ltd. (Japan)	200	7,903
Tyson Foods, Inc. (Class A Stock)	23,900	1,749,241
WH Group Ltd. (Hong Kong), 144A	17,500	18,751
Wilmar International Ltd. (Singapore)	3,600	8,777
Yakult Honsha Co. Ltd. (Japan)	200	14,992
Yamazaki Baking Co. Ltd. (Japan)	300	6,285

		5,427,583

See Notes to Financial Statements.

Prudential Balanced Fund	29

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities 0.2%
APA Group (Australia)	2,239	$13,634
Chesapeake Utilities Corp.	900	63,315
Gas Natural SDG SA (Spain)	734	17,519
Hong Kong & China Gas Co. Ltd. (Hong Kong)	16,489	33,980
Osaka Gas Co. Ltd. (Japan)	800	15,911
Southwest Gas Holdings, Inc.	2,600	175,838
Spire, Inc.	300	21,690
Toho Gas Co. Ltd. (Japan)	160	5,001
Tokyo Gas Co. Ltd. (Japan)	800	21,376
UGI Corp.	19,800	879,516

		1,247,780

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	49,300	2,954,056
Analogic Corp.	800	76,720
AngioDynamics, Inc.*	6,000	103,500
Atrion Corp.	100	63,130
Baxter International, Inc.	33,900	2,204,856
BioMerieux (France)	82	6,753
Boston Scientific Corp.*	11,400	311,448
Cantel Medical Corp.	1,900	211,679
Cochlear Ltd. (Australia)	109	15,309
Coloplast A/S (Denmark) (Class B Stock)	240	20,356
CONMED Corp.	2,000	126,660
ConvaTec Group PLC (United Kingdom), 144A	2,704	7,544
CYBERDYNE, Inc. (Japan)*	200	2,868
Danaher Corp.	25,400	2,486,914
Essilor International Cie Generale d’Optique SA (France)	419	56,523
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,126	10,786
Getinge AB (Sweden) (Class B Stock)	451	5,136
Haemonetics Corp.*	2,300	168,268
Hill-Rom Holdings, Inc.	2,800	243,600
Hoya Corp. (Japan)	800	40,410
IDEXX Laboratories, Inc.*	2,200	421,058
Inogen, Inc.*	1,700	208,828
Integer Holdings Corp.*	2,000	113,100
Intuitive Surgical, Inc.*	1,200	495,396
Koninklijke Philips NV (Netherlands)	1,883	72,104
Lantheus Holdings, Inc.*	500	7,950
Masimo Corp.*	2,600	228,670
Medtronic PLC	21,200	1,700,664
Meridian Bioscience, Inc.	10,200	144,840
Olympus Corp. (Japan)	580	22,179

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Smith & Nephew PLC (United Kingdom)	1,740	$32,550
Sonova Holding AG (Switzerland) (Registered Shares)	107	17,011
Straumann Holding AG (Switzerland) (Registered Shares)	21	13,250
Sysmex Corp. (Japan)	300	27,259
Terumo Corp. (Japan)	600	31,207
William Demant Holding A/S (Denmark)*	266	9,909

		12,662,491

Health Care Providers & Services 1.9%
Alfresa Holdings Corp. (Japan)	400	9,032
Anthem, Inc.	6,000	1,318,200
Chemed Corp.	100	27,286
Cigna Corp.	4,100	687,734
Express Scripts Holding Co.*	33,400	2,307,272
Fresenius Medical Care AG & Co. KGaA (Germany)	424	43,304
Fresenius SE & Co. KGaA (Germany)	846	64,689
HCA Healthcare, Inc.	4,300	417,100
HealthEquity, Inc.*	1,000	60,540
Healthscope Ltd. (Australia)	3,777	5,659
Humana, Inc.	2,200	591,426
Magellan Health, Inc.*	2,200	235,620
Mediclinic International PLC (South Africa)	668	5,636
Medipal Holdings Corp. (Japan)	300	6,261
National HealthCare Corp.	900	53,667
Providence Service Corp. (The)*	2,900	200,506
Ramsay Health Care Ltd. (Australia)	300	14,454
Ryman Healthcare Ltd. (New Zealand)	734	5,649
Select Medical Holdings Corp.*	5,900	101,775
Sonic Healthcare Ltd. (Australia)	842	14,899
Suzuken Co. Ltd. (Japan)	165	6,943
UnitedHealth Group, Inc.	20,500	4,387,000
WellCare Health Plans, Inc.*	3,700	716,431

		11,281,083

Health Care Technology 0.0%
Cotiviti Holdings, Inc.*	5,300	182,532
M3, Inc. (Japan)	500	22,974

		205,506

Hotels, Restaurants & Leisure 1.2%
Accor SA (France)	397	21,448
Aristocrat Leisure Ltd. (Australia)	1,073	20,033

See Notes to Financial Statements.

Prudential Balanced Fund	31

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Biglari Holdings, Inc.*	110	$44,925
BJ’s Restaurants, Inc.	300	13,470
Bloomin’ Brands, Inc.	6,600	160,248
Brinker International, Inc.	2,300	83,030
Carnival PLC	373	24,008
Compass Group PLC (United Kingdom)	3,164	64,605
Crown Resorts Ltd. (Australia)	735	7,219
Del Frisco’s Restaurant Group, Inc.*	2,200	33,550
Del Taco Restaurants, Inc.*	2,000	20,720
Domino’s Pizza Enterprises Ltd. (Australia)	109	3,512
Drive Shack, Inc.*	1,800	8,604
El Pollo Loco Holdings, Inc.*	1,600	15,200
Flight Centre Travel Group Ltd. (Australia)	111	4,886
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	40,386
Genting Singapore PLC (Singapore)	12,000	9,953
GVC Holdings PLC (United Kingdom)	1,089	14,072
Hilton Grand Vacations, Inc.*	10,400	447,408
Hilton Worldwide Holdings, Inc.	23,300	1,835,108
InterContinental Hotels Group PLC (United Kingdom)	378	22,647
Jack in the Box, Inc.	1,100	93,863
Las Vegas Sands Corp.	4,700	337,930
McDonald’s Corp.	22,068	3,450,994
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	4,733
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	538	15,591
Merlin Entertainments PLC (United Kingdom), 144A	1,367	6,647
MGM China Holdings Ltd. (Macau)	1,600	4,161
Monarch Casino & Resort, Inc.*	200	8,458
Oriental Land Co. Ltd. (Japan)	440	45,020
Paddy Power Betfair PLC (Ireland)	159	16,332
Sands China Ltd. (Macau)	4,800	26,085
Shangri-La Asia Ltd. (Hong Kong)	2,000	4,061
SJM Holdings Ltd. (Hong Kong)	5,000	4,380
Sodexo SA (France)	180	18,117
Tabcorp Holdings Ltd. (Australia)	4,066	13,788
Texas Roadhouse, Inc.	4,200	242,676
TUI AG (Germany)	841	18,034
Whitbread PLC (United Kingdom)	368	19,102
Wynn Macau Ltd. (Macau)	2,900	10,629

		7,235,633

Household Durables 0.1%
Barratt Developments PLC (United Kingdom)	2,131	15,857
Berkeley Group Holdings PLC (United Kingdom)	259	13,768

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Casio Computer Co. Ltd. (Japan)	400	$5,958
Electrolux AB (Sweden) Series B	474	14,969
Husqvarna AB (Sweden) (Class B Stock)	847	8,188
Iida Group Holdings Co. Ltd. (Japan)	300	5,608
La-Z-Boy, Inc.	5,200	155,740
New Home Co., Inc. (The)*	2,000	22,160
Nikon Corp. (Japan)	700	12,653
Panasonic Corp. (Japan)	4,400	63,186
Persimmon PLC (United Kingdom)	597	21,189
Rinnai Corp. (Japan)	70	6,657
SEB SA (France)	43	8,225
Sekisui Chemical Co. Ltd. (Japan)	800	14,030
Sekisui House Ltd. (Japan)	1,200	21,957
Sharp Corp. (Japan)*	280	8,386
Sony Corp. (Japan)	2,500	123,001
Taylor Morrison Home Corp. (Class A Stock)*	6,900	160,632
Taylor Wimpey PLC (United Kingdom)	6,355	16,464
Techtronic Industries Co. Ltd. (Hong Kong)	3,000	17,607
TRI Pointe Group, Inc.*	6,000	98,580

		814,815

Household Products 0.5%
Central Garden & Pet Co. (Class A Stock)*	1,200	47,532
Essity AB (Sweden) (Class B Stock)*	1,212	33,588
Henkel AG & Co. KGaA (Germany)	203	25,575
Kimberly-Clark Corp.	15,800	1,740,054
Lion Corp. (Japan)	500	10,261
Procter & Gamble Co. (The)	8,775	695,682
Reckitt Benckiser Group PLC (United Kingdom)	1,337	112,853
Unicharm Corp. (Japan)	800	23,075

		2,688,620

Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	124,300	1,413,291
Electric Power Development Co. Ltd. (Japan)	300	7,733
Meridian Energy Ltd. (New Zealand)	2,404	4,972
NRG Energy, Inc.	41,400	1,263,942
Uniper SE (Germany)	397	12,099

		2,702,037

Independent Power Producers & Energy Traders 0.0%
NRG Yield, Inc. (Class A Stock)	1,800	29,592

See Notes to Financial Statements.

Prudential Balanced Fund	33

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates 1.1%
3M Co.	15,000	$3,292,800
CK Hutchison Holdings Ltd. (Hong Kong)	5,357	64,366
DCC PLC (United Kingdom)	177	16,308
Honeywell International, Inc.	20,700	2,991,357
Jardine Matheson Holdings Ltd. (Hong Kong)	400	24,648
Jardine Strategic Holdings Ltd. (Hong Kong)	400	15,336
Keihan Holdings Co. Ltd. (Japan)	200	6,205
Keppel Corp. Ltd. (Singapore)	2,900	17,340
NWS Holdings Ltd. (Hong Kong)	2,900	5,282
Seibu Holdings, Inc. (Japan)	400	7,013
Sembcorp Industries Ltd. (Singapore)	2,300	5,500
Siemens AG (Germany) (Registered Shares)	1,531	195,352
Smiths Group PLC (United Kingdom)	781	16,613
Toshiba Corp. (Japan)*	13,700	39,959

		6,698,079

Insurance 1.3%
Admiral Group PLC (United Kingdom)	447	11,569
Aegon NV (Netherlands)	3,648	24,612
Ageas (Belgium)	374	19,300
AIA Group Ltd. (Hong Kong)	24,100	206,023
Allianz SE (Germany) (Registered Shares)	900	203,452
Allstate Corp. (The)	20,800	1,971,840
American Equity Investment Life Holding Co.	6,400	187,904
American Financial Group, Inc.	2,000	224,440
Assicurazioni Generali SpA (Italy)	2,500	48,056
Assured Guaranty Ltd.	2,300	83,260
Aviva PLC (United Kingdom)	8,067	56,300
AXA SA (France)	3,881	103,169
Baldwin & Lyons, Inc. (Class B Stock)	1,000	22,000
Baloise Holding AG (Switzerland) (Registered Shares)	105	16,063
CNA Financial Corp.	2,200	108,570
CNP Assurances (France)	354	8,936
Dai-ichi Life Holdings, Inc. (Japan)	2,127	39,268
Direct Line Insurance Group PLC (United Kingdom)	2,971	15,908
FBL Financial Group, Inc. (Class A Stock)	600	41,610
Genworth Financial, Inc. (Class A Stock)*	24,900	70,467
Gjensidige Forsikring ASA (Norway)	423	7,780
Hannover Rueck SE (Germany)	121	16,508
Hanover Insurance Group, Inc. (The)	1,400	165,046
Insurance Australia Group Ltd. (Australia)	4,738	27,433
Japan Post Holdings Co. Ltd. (Japan)	3,100	37,673
Legal & General Group PLC (United Kingdom)	11,920	43,189

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Lincoln National Corp.	2,000	$146,120
Mapfre SA (Spain)	2,259	7,516
Medibank Private Ltd. (Australia)	5,681	12,751
MetLife, Inc.	22,800	1,046,292
MS&AD Insurance Group Holdings, Inc. (Japan)	990	30,753
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany) (Registered Shares)	307	71,390
National General Holdings Corp.	7,600	184,756
National Western Life Group, Inc. (Class A Stock)	60	18,293
NN Group NV (Netherlands)	622	27,636
Old Mutual PLC (United Kingdom)	9,643	32,448
Old Republic International Corp.	15,100	323,895
Poste Italiane SpA (Italy), 144A	1,175	10,733
Prudential PLC (United Kingdom)	5,174	129,291
QBE Insurance Group Ltd. (Australia)	2,677	19,972
RSA Insurance Group PLC (United Kingdom)	1,969	17,432
Sampo OYJ (Finland) (Class A Stock)	881	49,083
SCOR SE (France)	364	14,860
Selective Insurance Group, Inc.	300	18,210
Sompo Holdings, Inc. (Japan)	725	29,213
Sony Financial Holdings, Inc. (Japan)	300	5,478
Suncorp Group Ltd. (Australia)	2,560	26,402
Swiss Life Holding AG (Switzerland) (Registered Shares)*	65	23,164
Swiss Re AG (Switzerland)	641	65,425
T&D Holdings, Inc. (Japan)	1,100	17,497
Tokio Marine Holdings, Inc. (Japan)	1,370	62,120
Tryg A/S (Denmark)	242	5,638
UnipolSai Assicurazioni SpA (Italy)	1,765	4,197
Unum Group	32,200	1,533,042
Zurich Insurance Group AG (Switzerland)	304	100,278

		7,794,261

Internet & Direct Marketing Retail 1.6%
1-800-Flowers.com, Inc. (Class A Stock)*	5,200	61,360
Amazon.com, Inc.*	3,300	4,776,222
FTD Cos., Inc.*	2,300	8,372
Groupon, Inc.*	33,300	144,522
Liberty Interactive Corp. QVC Group (Class A Stock)*	67,000	1,686,390
Netflix, Inc.*	8,500	2,510,475
Rakuten, Inc. (Japan)	1,910	15,783
Start Today Co. Ltd. (Japan)	400	10,411
Zalando SE (Germany), 144A*	216	11,787

		9,225,322

See Notes to Financial Statements.

Prudential Balanced Fund	35

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services 2.9%
Alphabet, Inc. (Class A Stock)*	4,100	$4,252,274
Alphabet, Inc. (Class C Stock)*	5,415	5,587,143
Appfolio, Inc. (Class A Stock)*	1,300	53,105
Auto Trader Group PLC (United Kingdom), 144A	1,940	9,536
Blucora, Inc.*	6,300	154,980
Care.com, Inc.*	3,100	50,437
DeNA Co. Ltd. (Japan)	200	3,642
Endurance International Group Holdings, Inc.*	12,500	92,500
Envestnet, Inc.*	3,500	200,550
Etsy, Inc.*	9,900	277,794
Facebook, Inc. (Class A Stock)*	41,100	6,567,369
Kakaku.com, Inc. (Japan)	300	5,309
Mixi, Inc. (Japan)	100	3,741
REA Group Ltd. (Australia)	123	7,552
SPS Commerce, Inc.*	2,800	179,396
United Internet AG (Germany) (Registered Shares)	254	16,005
XO Group, Inc.*	3,500	72,625
Yahoo Japan Corp. (Japan)	3,156	14,773

		17,548,731

IT Services 2.0%
Accenture PLC (Class A Stock)	18,800	2,885,800
Amadeus IT Group SA (Spain) (Registered Shares)	878	64,975
Atos SE (France)	183	25,073
Automatic Data Processing, Inc.	2,600	295,048
Booz Allen Hamilton Holding Corp.	13,700	530,464
CACI International, Inc. (Class A Stock)*	1,500	227,025
Capgemini SE (France)	317	39,554
Cognizant Technology Solutions Corp. (Class A Stock)	32,000	2,576,000
Computershare Ltd. (Australia)	941	12,619
ExlService Holdings, Inc.*	900	50,193
Fujitsu Ltd. (Japan)	3,800	23,092
Hackett Group, Inc. (The)	2,100	33,726
MAXIMUS, Inc.	1,600	106,784
Nomura Research Institute Ltd. (Japan)	302	14,269
NTT Data Corp. (Japan)	1,245	13,082
Obic Co. Ltd. (Japan)	140	11,798
Otsuka Corp. (Japan)	220	11,216
Science Applications International Corp.	2,400	189,120
Sykes Enterprises, Inc.*	2,900	83,926
Travelport Worldwide Ltd.	6,800	111,112
Virtusa Corp.*	500	24,230

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Visa, Inc. (Class A Stock)	38,100	$4,557,522
Wirecard AG (Germany)	232	27,502

		11,914,130

Leisure Products 0.1%
Bandai Namco Holdings, Inc. (Japan)	400	12,946
Johnson Outdoors, Inc. (Class A Stock)	500	31,000
MCBC Holdings, Inc.*	3,000	75,600
Sankyo Co. Ltd. (Japan)	50	1,749
Sega Sammy Holdings, Inc. (Japan)	400	6,481
Shimano, Inc. (Japan)	150	21,646
Vista Outdoor, Inc.*	10,600	172,992
Yamaha Corp. (Japan)	300	13,177

		335,591

Life Sciences Tools & Services 0.4%
Bruker Corp.	9,900	296,208
Eurofins Scientific SE (Luxembourg)	23	12,120
Illumina, Inc.*	8,800	2,080,496
Lonza Group AG (Switzerland) (Registered Shares)*	153	36,083
Medpace Holdings, Inc.*	4,100	143,131
QIAGEN NV*	428	13,837

		2,581,875

Machinery 1.6%
Alamo Group, Inc.	900	98,910
Alfa Laval AB (Sweden)	631	14,953
Alstom SA (France)	324	14,613
Amada Holdings Co. Ltd. (Japan)	700	8,509
ANDRITZ AG (Austria)	139	7,773
Atlas Copco AB (Sweden) (Class A Stock)	1,344	58,372
Atlas Copco AB (Sweden) (Class B Stock)	789	30,807
Caterpillar, Inc.	18,400	2,711,792
CNH Industrial NV (United Kingdom)	2,013	24,875
Cummins, Inc.	11,500	1,864,035
Daifuku Co. Ltd. (Japan)	200	11,857
FANUC Corp. (Japan)	380	97,794
Federal Signal Corp.	2,300	50,646
GEA Group AG (Germany)	393	16,713
Global Brass & Copper Holdings, Inc.	4,900	163,905
Harsco Corp.*	9,000	185,850
Hillenbrand, Inc.	3,300	151,470

See Notes to Financial Statements.

Prudential Balanced Fund	37

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Hino Motors Ltd. (Japan)	500	$6,502
Hitachi Construction Machinery Co. Ltd. (Japan)	200	7,763
Hoshizaki Corp. (Japan)	100	8,915
IHI Corp. (Japan)	270	8,424
Illinois Tool Works, Inc.	12,000	1,879,920
IMI PLC (United Kingdom)	601	9,117
JTEKT Corp. (Japan)	400	5,894
Kawasaki Heavy Industries Ltd. (Japan)	260	8,390
KION Group AG (Germany)	140	13,070
Komatsu Ltd. (Japan)	1,900	63,648
Kone OYJ (Finland) (Class B Stock)	671	33,488
Kubota Corp. (Japan)	2,100	37,018
Kurita Water Industries Ltd. (Japan)	200	6,457
Makita Corp. (Japan)	450	22,290
MAN SE (Germany)	66	7,696
Metso OYJ (Finland)	227	7,162
Milacron Holdings Corp.*	3,400	68,476
MINEBEA MITSUMI, Inc. (Japan)	800	17,201
Mitsubishi Heavy Industries Ltd. (Japan)	600	23,135
Mueller Industries, Inc.	4,800	125,568
Mueller Water Products, Inc. (Class A Stock)	1,800	19,566
Nabtesco Corp. (Japan)	300	11,685
NGK Insulators Ltd. (Japan)	500	8,661
NSK Ltd. (Japan)	800	10,763
Oshkosh Corp.	12,900	996,783
Rexnord Corp.*	2,700	80,136
Sandvik AB (Sweden)	2,259	41,388
Schindler Holding AG (Switzerland) (Part. Cert.)	87	18,772
Schindler Holding AG (Switzerland) (Registered Shares)	40	8,380
SKF AB (Sweden) (Class B Stock)	776	15,898
SMC Corp. (Japan)	110	44,748
SPX Corp.*	2,700	87,696
SPX FLOW, Inc.*	3,900	191,841
Standex International Corp.	200	19,070
Sumitomo Heavy Industries Ltd. (Japan)	240	9,170
THK Co. Ltd. (Japan)	250	10,400
TriMas Corp.*	800	21,000
Volvo AB (Sweden) (Class B Stock)	3,087	56,506
Wabash National Corp.	4,600	95,726
Wartsila OYJ Abp (Finland)	861	19,024
Weir Group PLC (The) (United Kingdom)	447	12,530
Yangzijiang Shipbuilding Holdings Ltd. (China)	4,800	4,471

		9,657,222

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Marine 0.0%
AP Moller—Maersk A/S (Denmark) (Class A Stock)	7	$10,313
AP Moller—Maersk A/S (Denmark) (Class B Stock)	13	20,287
Kuehne + Nagel International AG (Switzerland) (Registered Shares)	112	17,641
Mitsui OSK Lines Ltd. (Japan)	220	6,247
Nippon Yusen KK (Japan)	290	5,694

		60,182

Media 1.2%
Altice NV (Netherlands) (Class A Stock)*	1,062	8,777
Axel Springer SE (Germany)	94	7,863
Comcast Corp. (Class A Stock)	98,600	3,369,162
Dentsu, Inc. (Japan)	400	17,677
Entravision Communications Corp. (Class A Stock)	3,800	17,860
Eutelsat Communications SA (France)	377	7,472
Hakuhodo DY Holdings, Inc. (Japan)	460	6,350
ITV PLC (United Kingdom)	7,198	14,571
JCDecaux SA (France)	176	6,121
John Wiley & Sons, Inc. (Class A Stock)	2,300	146,510
Lagardere SCA (France)	229	6,541
News Corp. (Class A Stock)	78,500	1,240,300
Pearson PLC (United Kingdom)	1,601	16,879
ProSiebenSat.1 Media SE (Germany)	460	15,933
Publicis Groupe SA (France)	406	28,271
RTL Group SA (Luxembourg)	70	5,812
Schibsted ASA (Norway) (Class B Stock)	194	4,965
SES SA (Luxembourg)	736	9,963
Sinclair Broadcast Group, Inc. (Class A Stock)	3,600	112,680
Singapore Press Holdings Ltd. (Singapore)	3,000	5,788
Sky PLC (United Kingdom)	2,079	37,863
TEGNA, Inc.	15,300	174,267
Telenet Group Holding NV (Belgium)*	110	7,353
Toho Co. Ltd. (Japan)	200	6,657
Townsquare Media, Inc. (Class A Stock)	1,600	12,688
tronc, Inc.*	2,100	34,482
Twenty-First Century Fox, Inc. (Class A Stock)	8,200	300,858
Twenty-First Century Fox, Inc. (Class B Stock)	31,700	1,152,929
Vivendi SA (France)	2,067	53,607
WPP PLC (United Kingdom)	2,525	40,126

		6,870,325

See Notes to Financial Statements.

Prudential Balanced Fund	39

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining 0.7%
Alumina Ltd. (Australia)	4,410	$8,092
Anglo American PLC (United Kingdom)	2,670	62,197
Antofagasta PLC (Chile)	866	11,196
ArcelorMittal (Luxembourg)*	1,329	42,212
BHP Billiton Ltd. (Australia)	6,427	142,458
BHP Billiton PLC (Australia)	4,226	83,519
BlueScope Steel Ltd. (Australia)	1,112	13,083
Boliden AB (Sweden)	544	19,143
Commercial Metals Co.	1,900	38,874
Fortescue Metals Group Ltd. (Australia)	2,922	9,843
Freeport-McMoRan, Inc.*	127,500	2,240,175
Fresnillo PLC (Mexico)	403	7,196
Glencore PLC (Switzerland)*	24,484	121,666
Hitachi Metals Ltd. (Japan)	400	4,701
JFE Holdings, Inc. (Japan)	1,100	22,188
Kobe Steel Ltd. (Japan)*	610	6,051
Maruichi Steel Tube Ltd. (Japan)	100	3,047
Materion Corp.	1,000	51,050
Mitsubishi Materials Corp. (Japan)	210	6,225
Newcrest Mining Ltd. (Australia)	1,601	24,147
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,517	33,306
Norsk Hydro ASA (Norway)	2,673	15,855
Olympic Steel, Inc.	1,700	34,867
Randgold Resources Ltd. (United Kingdom)	182	15,120
Reliance Steel & Aluminum Co.	1,200	102,888
Rio Tinto Ltd. (United Kingdom)	856	48,494
Rio Tinto PLC (United Kingdom)	2,425	123,054
Schnitzer Steel Industries, Inc. (Class A Stock)	1,000	32,350
South32 Ltd. (Australia)	10,231	25,712
Southern Copper Corp. (Peru)	3,800	205,884
Steel Dynamics, Inc.	11,900	526,218
Sumitomo Metal Mining Co. Ltd. (Japan)	500	20,681
SunCoke Energy, Inc.*	10,500	112,980
thyssenkrupp AG (Germany)	864	22,561
voestalpine AG (Austria)	244	12,800

		4,249,833

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc.	37,100	386,953
Ladder Capital Corp.	12,600	190,008
Resource Capital Corp.	2,850	27,104
Western Asset Mortgage Capital Corp.	8,500	82,365

		686,430

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 0.2%
AGL Energy Ltd. (Australia)	1,277	$21,403
CenterPoint Energy, Inc.	8,400	230,160
Centrica PLC (United Kingdom)	11,268	22,562
E.ON SE (Germany)	4,340	48,226
Engie SA (France)	3,615	60,365
Innogy SE (Germany), 144A	261	12,371
MDU Resources Group, Inc.	9,000	253,440
National Grid PLC (United Kingdom)	6,893	77,591
NorthWestern Corp.	3,700	199,060
RWE AG (Germany)*	1,006	24,867
Suez (France)	715	10,360
Veolia Environnement SA (France)	958	22,760

		983,165

Multiline Retail 0.7%
Dollar General Corp.	1,100	102,905
Don Quijote Holdings Co. Ltd. (Japan)	200	11,462
Harvey Norman Holdings Ltd. (Australia)	1,203	3,440
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	7,746
J Front Retailing Co. Ltd. (Japan)	450	7,600
Kohl’s Corp.	26,200	1,716,362
Macy’s, Inc.	63,500	1,888,490
Marks & Spencer Group PLC (United Kingdom)	3,045	11,566
Marui Group Co. Ltd. (Japan)	400	8,066
Next PLC (United Kingdom)	286	19,119
Ollie’s Bargain Outlet Holdings, Inc.*	1,300	78,390
Ryohin Keikaku Co. Ltd. (Japan)	50	16,704
Takashimaya Co. Ltd. (Japan)	600	5,768

		3,877,618

Oil, Gas & Consumable Fuels 2.9%
Adams Resources & Energy, Inc.	300	13,050
Anadarko Petroleum Corp.	38,300	2,313,703
BP PLC (United Kingdom)	39,526	266,606
Caltex Australia Ltd. (Australia)	492	11,951
Chevron Corp.	900	102,636
ConocoPhillips	45,600	2,703,624
CVR Energy, Inc.	6,000	181,320
Devon Energy Corp.	31,400	998,206
Earthstone Energy Inc. (Class A Stock)*	1,500	15,180
Enagas SA (Spain)	479	13,117
Eni SpA (Italy)	5,087	89,609

See Notes to Financial Statements.

Prudential Balanced Fund	41

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Evolution Petroleum Corp.	3,100	$24,955
Exxon Mobil Corp.	17,954	1,339,548
Galp Energia SGPS SA (Portugal)	1,086	20,481
Idemitsu Kosan Co. Ltd. (Japan)	300	11,478
Inpex Corp. (Japan)	1,981	24,583
JXTG Holdings, Inc. (Japan)	6,285	38,317
Koninklijke Vopak NV (Netherlands)	138	6,776
Lundin Petroleum AB (Sweden)*	427	10,787
Marathon Oil Corp.	25,100	404,863
Marathon Petroleum Corp.	34,400	2,514,984
Midstates Petroleum Co., Inc.*	1,200	15,996
Neste OYJ (Finland)	257	17,889
Noble Energy, Inc.	20,400	618,120
Oil Search Ltd. (Australia)	2,929	16,270
OMV AG (Austria)	285	16,623
Origin Energy Ltd. (Australia)*	3,498	23,606
Pacific Ethanol, Inc.*	4,700	14,100
Panhandle Oil and Gas, Inc. (Class A Stock)	900	17,370
Par Pacific Holdings, Inc.*	800	13,736
Phillips 66	12,800	1,227,776
Pioneer Natural Resources Co.	3,800	652,764
Repsol SA (Spain)	2,569	45,666
REX American Resources Corp.*	1,200	87,360
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	9,091	287,625
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,495	241,177
Santos Ltd. (Australia)*	4,039	15,930
Showa Shell Sekiyu KK (Japan)	400	5,445
Snam SpA (Italy)	4,630	21,283
Statoil ASA (Norway)	2,319	54,886
TOTAL SA (France)	4,833	277,026
Valero Energy Corp.	27,300	2,532,621
W&T Offshore, Inc.*	15,500	68,665
Woodside Petroleum Ltd. (Australia)	1,873	42,475

		17,420,183

Paper & Forest Products 0.1%
Clearwater Paper Corp.*	1,500	58,650
Louisiana-Pacific Corp.	7,800	224,406
Mondi PLC (South Africa)	746	20,051
Oji Holdings Corp. (Japan)	1,500	9,668
Stora Enso OYJ (Finland) (Class R Stock)	1,102	20,262
UPM-Kymmene OYJ (Finland)	1,068	39,595

		372,632

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

Personal Products 0.1%
Beiersdorf AG (Germany)	203	$23,006
Kao Corp. (Japan)	1,000	75,073
Kose Corp. (Japan)	60	12,613
L’Oreal SA (France)	504	113,833
Medifast, Inc.	1,300	121,485
Pola Orbis Holdings, Inc. (Japan)	200	8,337
Shiseido Co. Ltd. (Japan)	750	48,163
Unilever NV (United Kingdom), CVA	3,277	184,972
Unilever PLC (United Kingdom)	2,465	136,715

		724,197

Pharmaceuticals 2.4%
Allergan PLC	8,700	1,464,123
Astellas Pharma, Inc. (Japan)	4,100	62,714
AstraZeneca PLC (United Kingdom)	2,533	174,121
Bayer AG (Germany) (Registered Shares)	1,655	186,575
Bristol-Myers Squibb Co.	12,900	815,925
Catalent, Inc.*	5,700	234,042
Chugai Pharmaceutical Co. Ltd. (Japan)	450	22,846
Daiichi Sankyo Co. Ltd. (Japan)	1,100	36,900
Depomed, Inc.*	15,600	102,804
Eisai Co. Ltd. (Japan)	500	32,193
Endo International PLC*	75,100	446,094
GlaxoSmithKline PLC (United Kingdom)	9,842	191,141
H. Lundbeck A/S (Denmark)	134	7,526
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	7,730
Ipsen SA (France)	73	11,347
Johnson & Johnson	24,300	3,114,045
Kyowa Hakko Kirin Co. Ltd. (Japan)	500	10,859
Merck & Co., Inc.	21,800	1,187,446
Merck KGaA (Germany)	257	24,659
Mitsubishi Tanabe Pharma Corp. (Japan)	500	10,102
Novartis AG (Switzerland) (Registered Shares)	4,475	361,942
Novo Nordisk A/S (Denmark) (Class B Stock)	3,731	183,512
Ono Pharmaceutical Co. Ltd. (Japan)	800	25,453
Orion OYJ (Finland) (Class B Stock)	214	6,551
Otsuka Holdings Co. Ltd. (Japan)	780	39,125
Pfizer, Inc.	53,819	1,910,036
Phibro Animal Health Corp. (Class A Stock)	3,000	119,100
Prestige Brands Holdings, Inc.*	300	10,116
Recordati SpA (Italy)	203	7,490
Roche Holding AG (Switzerland)	1,413	324,138
Sanofi (France)	2,274	182,466

See Notes to Financial Statements.

Prudential Balanced Fund	43

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Santen Pharmaceutical Co. Ltd. (Japan)	750	$12,559
Shionogi & Co. Ltd. (Japan)	600	31,244
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	5,012
Supernus Pharmaceuticals, Inc.*	3,100	141,980
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	60	5,932
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	68,266
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,797	30,711
UCB SA (Belgium)	254	20,685
Vifor Pharma AG (Switzerland)	107	16,500
Zoetis, Inc.	32,000	2,672,320

		14,318,330

Professional Services 0.1%
Adecco Group AG (Switzerland) (Registered Shares)	332	23,648
Bureau Veritas SA (France)	573	14,895
Capita PLC (United Kingdom)	1,423	2,878
Experian PLC (United Kingdom)	1,887	40,809
Heidrick & Struggles International, Inc.	1,800	56,250
Insperity, Inc.	3,800	264,290
Intertek Group PLC (United Kingdom)	329	21,536
Persol Holdings Co. Ltd. (Japan)	400	11,623
Randstad Holding NV (Netherlands)	238	15,675
Recruit Holdings Co. Ltd. (Japan)	2,200	55,140
RELX NV (United Kingdom)	1,933	40,069
RELX PLC (United Kingdom)	2,105	43,240
Resources Connection, Inc.	1,900	30,780
SEEK Ltd. (Australia)	633	9,130
SGS SA (Switzerland) (Registered Shares)	11	27,059
Teleperformance (France)	114	17,679
Wolters Kluwer NV (Netherlands)	604	32,124

		706,825

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. (Japan)	220	4,627
Azrieli Group Ltd. (Israel)	75	3,605
CapitaLand Ltd. (Singapore)	5,100	13,966
CBRE Group, Inc. (Class A Stock)*	42,100	1,987,962
City Developments Ltd. (Singapore)	800	7,971
CK Asset Holdings Ltd. (Hong Kong)	5,357	45,208
Daito Trust Construction Co. Ltd. (Japan)	130	22,135
Daiwa House Industry Co. Ltd. (Japan)	1,100	42,376
Deutsche Wohnen SE (Germany) (Bearer Shares)	714	33,315

See Notes to Financial Statements.

44

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
Hang Lung Group Ltd. (Hong Kong)	2,000	$6,559
Hang Lung Properties Ltd. (Hong Kong)	4,000	9,388
Henderson Land Development Co. Ltd. (Hong Kong)	2,390	15,671
HFF, Inc. (Class A Stock)	1,600	79,520
Hongkong Land Holdings Ltd. (Hong Kong)	2,500	17,225
Hulic Co. Ltd. (Japan)	700	7,628
Hysan Development Co. Ltd. (Hong Kong)	1,400	7,430
Kerry Properties Ltd. (Hong Kong)	1,500	6,783
LendLease Group (Australia)	1,188	15,928
Marcus & Millichap, Inc.*	2,200	79,332
Mitsubishi Estate Co. Ltd. (Japan)	2,500	41,879
Mitsui Fudosan Co. Ltd. (Japan)	1,800	43,454
New World Development Co. Ltd. (Hong Kong)	11,800	16,818
Nomura Real Estate Holdings, Inc. (Japan)	300	7,044
Rafael Holdings, Inc. (Class B Stock)*	1,350	6,548
RMR Group, Inc. (The) (Class A Stock)	2,600	181,870
Sino Land Co. Ltd. (Hong Kong)	7,300	11,832
Sumitomo Realty & Development Co. Ltd. (Japan)	690	25,783
Sun Hung Kai Properties Ltd. (Hong Kong)	2,800	44,444
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	10,127
Swire Properties Ltd. (Hong Kong)	2,600	9,145
Swiss Prime Site AG (Switzerland) (Registered Shares)*	138	13,355
Tokyo Tatemono Co. Ltd. (Japan)	450	6,812
Tokyu Fudosan Holdings Corp. (Japan)	1,000	7,195
UOL Group Ltd. (Singapore)	1,054	6,911
Vonovia SE (Germany)	971	48,152
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	8,309
Wharf Real Estate Investment Co. Ltd. (Hong Kong)*	2,400	15,687
Wheelock & Co. Ltd. (Hong Kong)	1,400	10,269

		2,922,263

Road & Rail 0.7%
Aurizon Holdings Ltd. (Australia)	3,945	12,942
Central Japan Railway Co. (Japan)	278	53,054
ComfortDelGro Corp. Ltd. (Singapore)	4,300	6,750
Covenant Transportation Group, Inc. (Class A Stock)*	1,300	38,779
CSX Corp.	14,600	813,366
DSV A/S (Denmark)	375	29,606
East Japan Railway Co. (Japan)	660	61,706
Hankyu Hanshin Holdings, Inc. (Japan)	500	18,727
Keikyu Corp. (Japan)	500	8,788
Keio Corp. (Japan)	220	9,482
Keisei Electric Railway Co. Ltd. (Japan)	250	7,695

See Notes to Financial Statements.

Prudential Balanced Fund	45

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
Kintetsu Group Holdings Co. Ltd. (Japan)	350	$13,752
Kyushu Railway Co. (Japan)	300	9,359
MTR Corp. Ltd. (Hong Kong)	3,000	16,195
Nagoya Railroad Co. Ltd. (Japan)	400	10,207
Nippon Express Co. Ltd. (Japan)	160	10,586
Norfolk Southern Corp.	15,400	2,091,012
Odakyu Electric Railway Co. Ltd. (Japan)	550	11,204
Tobu Railway Co. Ltd. (Japan)	380	11,611
Tokyu Corp. (Japan)	1,050	16,535
Union Pacific Corp.	4,800	645,264
West Japan Railway Co. (Japan)	300	21,269

		3,917,889

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc.*	3,000	191,700
Alpha & Omega Semiconductor Ltd.*	2,000	30,900
Amkor Technology, Inc.*	7,900	80,027
Applied Materials, Inc.	54,000	3,002,940
ASM Pacific Technology Ltd. (Hong Kong)	600	8,453
ASML Holding NV (Netherlands)	777	154,074
Broadcom Ltd.	10,700	2,521,455
Cabot Microelectronics Corp.	2,100	224,931
Diodes, Inc.*	3,000	91,380
Disco Corp. (Japan)	60	12,825
Entegris, Inc.	5,800	201,840
Infineon Technologies AG (Germany)	2,273	61,128
Intel Corp.	64,200	3,343,536
Maxim Integrated Products, Inc.	1,900	114,418
Micron Technology, Inc.*	3,500	182,490
MKS Instruments, Inc.	2,400	277,560
NVIDIA Corp.	14,600	3,381,214
NXP Semiconductors NV (Netherlands)*	675	78,975
Renesas Electronics Corp. (Japan)*	1,300	13,069
Rohm Co. Ltd. (Japan)	200	18,984
SMART Global Holdings, Inc.*	900	44,856
STMicroelectronics NV (Switzerland)	1,268	28,218
SUMCO Corp. (Japan)	500	13,059
Texas Instruments, Inc.	23,400	2,431,026
Tokyo Electron Ltd. (Japan)	315	58,272

		16,567,330

See Notes to Financial Statements.

46

Description	Shares	Value
COMMON STOCKS (Continued)

Software 3.4%
ACI Worldwide, Inc.*	1,000	$23,720
Activision Blizzard, Inc.	34,200	2,307,132
Adobe Systems, Inc.*	7,400	1,598,992
American Software, Inc. (Class A Stock)	1,600	20,800
ANSYS, Inc.*	3,600	564,084
Aspen Technology, Inc.*	2,200	173,558
Check Point Software Technologies Ltd. (Israel)*	270	26,822
Dassault Systemes SE (France)	259	35,222
Dell Technologies, Inc. (Class V Stock)*	13,900	1,017,619
Fair Isaac Corp.*	530	89,766
Intuit, Inc.	13,400	2,322,890
Konami Holdings Corp. (Japan)	200	10,185
LINE Corp. (Japan)*	100	3,936
Micro Focus International PLC (United Kingdom)	868	12,120
Microsoft Corp.	97,513	8,900,011
MicroStrategy, Inc. (Class A Stock)*	1,300	167,687
Monotype Imaging Holdings, Inc.	2,100	47,145
Nexon Co. Ltd. (Japan)*	800	13,563
Nice Ltd. (Israel)*	136	12,707
Nintendo Co. Ltd. (Japan)	230	102,183
Oracle Corp. (Japan)	100	8,299
Oracle Corp.	42,700	1,953,525
Paycom Software, Inc.*	300	32,217
Progress Software Corp.	4,800	184,560
Qualys, Inc.*	2,200	160,050
Rosetta Stone, Inc.*	1,300	17,095
Sage Group PLC (The) (United Kingdom)	2,085	18,735
SAP SE (Germany)	1,967	206,500
Trend Micro, Inc. (Japan)	230	13,564
Ubisoft Entertainment SA (France)*	157	13,287
Verint Systems, Inc.*	4,800	204,480

		20,262,454

Specialty Retail 0.9%
ABC-Mart, Inc. (Japan)	100	6,585
Asbury Automotive Group, Inc.*	600	40,500
Bed Bath & Beyond, Inc.	29,000	608,710
Burlington Stores, Inc.*	6,400	852,160
Chico’s FAS, Inc.	9,100	82,264
Dufry AG (Switzerland) (Registered Shares)*	68	8,932
Fast Retailing Co. Ltd. (Japan)	100	40,173
Five Below, Inc.*	2,800	205,352
Foot Locker, Inc.	4,000	182,160

See Notes to Financial Statements.

Prudential Balanced Fund	47

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Gap, Inc. (The)	23,100	$720,720
Genesco, Inc.*	1,900	77,140
Group 1 Automotive, Inc.	1,900	124,146
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,871	27,951
Hikari Tsushin, Inc. (Japan)	30	4,839
Industria de Diseno Textil SA (Spain)	2,177	68,442
J. Jill, Inc.*	8,600	38,012
Kingfisher PLC (United Kingdom)	4,263	17,488
Nitori Holdings Co. Ltd. (Japan)	150	26,305
Office Depot, Inc.	20,800	44,720
Ross Stores, Inc.	26,000	2,027,480
Shimamura Co. Ltd. (Japan)	50	6,235
Sonic Automotive, Inc. (Class A Stock)	2,100	39,795
Tailored Brands, Inc.	300	7,518
Tilly’s, Inc. (Class A Stock)	9,500	107,350
USS Co. Ltd. (Japan)	400	8,187
Yamada Denki Co. Ltd. (Japan)	1,360	8,264

		5,381,428

Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	52,700	8,842,006
Brother Industries Ltd. (Japan)	500	11,594
Canon, Inc. (Japan)	2,150	77,998
FUJIFILM Holdings Corp. (Japan)	850	33,944
Hewlett Packard Enterprise Co.	106,300	1,864,502
HP, Inc.	100,300	2,198,576
Konica Minolta, Inc. (Japan)	900	7,651
NEC Corp. (Japan)	510	14,335
Ricoh Co. Ltd. (Japan)	1,500	14,818
Seiko Epson Corp. (Japan)	600	10,398
Western Digital Corp.	23,200	2,140,664

		15,216,486

Textiles, Apparel & Luxury Goods 0.5%
adidas AG (Germany)	382	92,940
Asics Corp. (Japan)	300	5,588
Burberry Group PLC (United Kingdom)	853	20,332
Cie Financiere Richemont SA (Switzerland) (Registered Shares)	1,041	93,546
Columbia Sportswear Co.	2,300	175,789
Hermes International (France)	63	37,343
HUGO BOSS AG (Germany)	141	12,284
Kering SA (France)	152	72,902

See Notes to Financial Statements.

48

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Li & Fung Ltd. (Hong Kong)	11,000	$5,423
Lululemon Athletica, Inc.*	16,000	1,425,920
Luxottica Group SpA (Italy)	339	21,060
LVMH Moet Hennessy Louis Vuitton SE (France)	558	171,961
Movado Group, Inc.	400	15,360
Oxford Industries, Inc.	600	44,736
Pandora A/S (Denmark)	220	23,803
PVH Corp.	4,700	711,721
Swatch Group AG (The) (Switzerland) (Bearer Shares)	63	27,798
Swatch Group AG (The) (Switzerland) (Registered Shares)	123	10,315
Wolverine World Wide, Inc.	6,600	190,740
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	6,010

		3,165,571

Thrifts & Mortgage Finance 0.1%
Flagstar Bancorp, Inc.*	800	28,320
Merchants Bancorp	900	19,350
MGIC Investment Corp.*	17,200	223,600
Radian Group, Inc.	2,200	41,888
United Financial Bancorp, Inc.	900	14,580
Walker & Dunlop, Inc.	2,300	136,666

		464,404

Tobacco 0.6%
Altria Group, Inc.	45,800	2,854,256
British American Tobacco PLC (United Kingdom)	4,589	265,275
Imperial Brands PLC (United Kingdom)	1,918	65,307
Japan Tobacco, Inc. (Japan)	2,203	62,933
Swedish Match AB (Sweden)	387	17,538

		3,265,309

Trading Companies & Distributors 0.3%
AerCap Holdings NV (Ireland)*	261	13,238
Applied Industrial Technologies, Inc.	3,000	218,700
Ashtead Group PLC (United Kingdom)	1,041	28,385
Beacon Roofing Supply, Inc.*	300	15,921
Brenntag AG (Germany)	312	18,574
Bunzl PLC (United Kingdom)	672	19,761
Ferguson PLC (Switzerland)	507	38,131
Foundation Building Materials, Inc.*	1,000	14,910
GMS, Inc.*	3,800	116,128
ITOCHU Corp. (Japan)	3,000	58,581

See Notes to Financial Statements.

Prudential Balanced Fund	49

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
Marubeni Corp. (Japan)	3,200	$23,368
MISUMI Group, Inc. (Japan)	600	16,617
Mitsubishi Corp. (Japan)	3,000	80,757
Mitsui & Co. Ltd. (Japan)	3,400	58,507
Rexel SA (France)	666	11,282
Rush Enterprises, Inc. (Class A Stock)*	400	16,996
Sumitomo Corp. (Japan)	2,400	40,206
Toyota Tsusho Corp. (Japan)	450	15,208
Travis Perkins PLC (United Kingdom)	523	9,068
Veritiv Corp.*	3,900	152,880
WESCO International, Inc.*	13,800	856,290

		1,823,508

Transportation Infrastructure 0.0%
Abertis Infraestructuras SA (Spain)	1,405	31,497
Aena SME SA (Spain), 144A	131	26,415
Aeroports de Paris (France)	57	12,418
Atlantia SpA (Italy)	882	27,330
Auckland International Airport Ltd. (New Zealand)	2,225	9,873
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	7,599
Getlink SE (France) (Registered Shares)	987	14,090
Hutchison Port Holdings Trust (Hong Kong), UTS	11,700	3,452
Japan Airport Terminal Co. Ltd. (Japan)	100	3,883
Kamigumi Co. Ltd. (Japan)	200	4,484
SATS Ltd. (Singapore)	1,300	5,109
Sydney Airport (Australia)	2,078	10,774
Transurban Group (Australia)	4,541	40,045

		196,969

Water Utilities 0.0%
Middlesex Water Co.	600	22,020
Severn Trent PLC (United Kingdom)	452	11,702
SJW Group	2,900	152,859
United Utilities Group PLC (United Kingdom)	1,384	13,899

		200,480

Wireless Telecommunication Services 0.1%
1&1 Drillisch AG (Germany)	105	7,085
KDDI Corp. (Japan)	3,600	92,716
Millicom International Cellular SA (Colombia)	146	9,991
NTT DOCOMO, Inc. (Japan)	2,704	68,934
Shenandoah Telecommunications Co.	1,700	61,200

See Notes to Financial Statements.

50

Description	Shares	Value
COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)
SoftBank Group Corp. (Japan)	1,630	$121,584
StarHub Ltd. (Singapore)	1,000	1,760
Tele2 AB (Sweden) (Class B Stock)	718	8,646
Vodafone Group PLC (United Kingdom)	53,363	146,003

		517,919

TOTAL COMMON STOCKS (cost $285,572,913)		365,254,081

EXCHANGE TRADED FUND 0.1%
iShares MSCI EAFE ETF (cost $770,690)	13,500	940,680

PREFERRED STOCKS 0.1%

Auto Components 0.0%
Schaeffler AG (Germany), PRFC	295	4,556

Automobiles 0.0%
Bayerische Motoren Werke AG (Germany), PRFC	122	11,448
Porsche Automobil Holding SE (Germany), PRFC	310	25,841
Volkswagen AG (Germany), PRFC	372	74,145

		111,434

Banks 0.0%
Citigroup Capital XIII 7.748%, (Capital security, fixed to floating preferred)	3,000	81,570

Capital Markets 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	5,000	133,950

Chemicals 0.0%
FUCHS PETROLUB SE (Germany), PRFC	151	8,197

Household Products 0.0%
Henkel AG & Co. KGaA (Germany), PRFC	357	46,929

TOTAL PREFERRED STOCKS (cost $304,227)		386,636

	Units

RIGHTS* 0.0%

Biotechnology
Dyax Corporation CVR, expiring 12/31/19 (cost $238)^	900	2,845

See Notes to Financial Statements.

Prudential Balanced Fund	51

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES 6.0%

Automobiles 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2016-3, Class A2B, 1 Month LIBOR + 0.560%	2.271	%(c)	11/08/19	6	$6,126
Series 2016-4, Class C	2.410		07/08/22	200	196,687
Series 2017-3, Class C	2.690		06/19/23	170	167,666
Series 2017-4, Class C	2.600		09/18/23	300	294,526
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920		09/20/19	300	299,446
Series 2015-1A, Class A, 144A	2.500		07/20/21	800	791,326
Series 2015-2A, Class A, 144A	2.630		12/20/21	400	396,264
Drive Auto Receivables Trust 2018-1, Series 2018-1B	2.880		02/15/22	300	299,497
Enterprise Fleet Financing LLC,
Series 2016-2, Class A2, 144A	1.740		02/22/22	182	180,720
Series 2017-1, Class A2, 144A	2.130		07/20/22	433	431,069
Series 2017-2, Class A2, 144A	1.970		01/20/23	300	297,825
Ford Credit Auto Owner Trust,
Series 2016-1, Class A, 144A	2.310		08/15/27	600	590,642
Series 2016-2, Class A, 144A	2.030		12/15/27	400	388,843
Series 2017-1, Class A, 144A	2.620		08/15/28	1,100	1,086,930
Series 2017-2, Class A, 144A	2.360		03/15/29	1,000	971,805
Ford Credit Floorplan Master Owner Trust A,
Series 2017-3, Class A	2.480		09/15/24	700	687,474
Series 2018-2, Class A	3.170		03/15/25	2,100	2,107,193
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A2, 144A, 1 Month LIBOR + 0.500%	2.277	(c)	05/15/20	200	200,077
Series 2016-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.627	(c)	05/17/21	300	302,016
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320		03/25/20	400	397,865
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A	2.040		01/15/21	15	14,701
Series 2017-1A, Class A, 144A	2.160		10/15/20	1,124	1,118,340
Series 2017-2A, Class B, 144A	2.550		11/14/23	900	884,023
Series 2017-2A, Class C, 144A	2.820		07/15/24	200	196,666
Santander Drive Auto Receivables Trust, Series 2018-1, Class C	2.960		03/15/24	200	198,991

					12,506,718

Collateralized Loan Obligations 1.1%
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.212	(c)	10/15/28	250	250,953
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.410	(c)	07/28/28	500	501,394

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Atlas Sr. Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.982	%(c)	07/16/29	250	$251,195
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.430%	3.175	(c)	10/20/29	250	252,525
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.195	(c)	01/20/29	250	251,284
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	2.975	(c)	04/20/31	250	250,839
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	(c)	07/15/26	250	249,985
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.172	(c)	07/15/26	250	250,173
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A, 3 Month LIBOR + 1.500%	3.245	(c)	07/20/27	350	351,374
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.139	(c)	05/15/26	250	250,283
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.962	(c)	10/15/26	250	250,245
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.207	(c)	10/30/27	250	250,041
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.235	(c)	01/20/29	750	754,071
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.722	(c)	12/20/28	250	251,438
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445	(c)	07/20/28	250	250,622
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	3.272	(c)	01/15/29	500	502,571
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A, 3 Month LIBOR + 1.750%	3.484	(c)	04/18/28	500	500,275
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445	(c)	10/25/28	500	500,796
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.120%	2.842	(c)	07/15/25	186	186,045
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.395	(c)	10/20/28	250	251,128

					6,557,237

Consumer Loans 0.4%
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570		07/18/25	135	135,047
Series 2017-1a, Class A2, 144A, 1 Month LIBOR + 0.800%	2.565	(c)	09/14/32	500	501,407
Series 2018-1A, Class A, 144A	3.300		03/14/29	190	190,331

See Notes to Financial Statements.

Prudential Balanced Fund	53

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	248	$247,749
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	706	706,866
Series 2017-AA, Class A, 144A	2.680		07/15/30	500	492,115

					2,273,515

Credit Cards 0.7%
American Express Credit Account Master Trust,
Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.227	(c)	09/16/24	900	908,155
Series 2017-5, Class A, 1 Month LIBOR + 0.380%	2.157	(c)	02/18/25	300	301,617
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	2.177	(c)	03/15/24	400	402,408
Citibank Credit Card Issuance Trust,
Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.192	(c)	12/07/23	700	705,799
Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.474	(c)	04/22/26	500	503,432
Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.081	(c)	08/08/24	500	501,698
Discover Card Execution Note Trust,
Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.267	(c)	07/15/24	600	605,448
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	2.377	(c)	12/15/26	300	302,575

					4,231,132

Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410		08/16/24	500	491,885
Series 2017-B, Class A4, 144A	2.410		11/15/24	300	293,542
Series 2017-B, Class A5, 144A	2.720		06/15/40	400	388,826

					1,174,253

Home Equity Loans 0.1%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1, 1 Month LIBOR + 1.650%	3.522	(c)	03/25/33	22	21,997
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE1, Class M1, 1 Month LIBOR + 0.900%	2.772	(c)	07/25/32	28	28,442
Series 2002-NC4, Class M1, 1 Month LIBOR + 1.275%	3.147	(c)	09/25/32	54	53,869
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000	(cc)	12/25/57	359	365,070
RASC Trust, Series 2004-KS2, Class MI1	4.710	(cc)	03/25/34	22	21,367

					490,745

See Notes to Financial Statements.

54

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Other 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	107	$106,210

Residential Mortgage-Backed Securities 0.9%
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.222	(c)	10/25/37	373	374,822
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.814	(c)	12/26/46	652	672,612
Series 2017-6R, 1 Month LIBOR + 1.550%	3.214	(c)	03/06/47	319	321,120
Series 2018-3R	3.071	(c)	12/25/46	300	300,000
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.715	(cc)	07/25/35	47	46,717
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.622	(c)	03/25/34	191	191,834
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.633	(cc)	07/25/34	46	45,279
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750	(cc)	01/25/61	546	539,771
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A	2.750	(cc)	06/25/57	1,247	1,229,318
Series 2017-5, Class A1, 144A, 1 Month LIBOR + 0.600%	2.472	(c)	02/25/57	890	893,570
Series 2017-6, Class A1, 144A	2.750	(cc)	10/25/57	771	759,688
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375		04/25/47	58	58,152
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250		06/25/47	75	74,450

					5,507,333

Student Loans 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680		09/25/42	557	546,966
Series 2018-AGS, Class A1, 144A	3.210		02/25/44	400	400,705
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 144A	2.810		11/25/42	300	294,321
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2, 144A	3.190		02/18/42	700	698,085
Navient Student Loan Trust, Series 2016-2A, Class A1, 144A, 1 Month LIBOR + 0.750%	2.622	(c)	06/25/65	53	53,556
Sofi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640		08/25/47	500	498,703
Series 2018-B, Class A2FX, 144A	3.340		08/25/47	700	703,097

					3,195,433

TOTAL ASSET-BACKED SECURITIES (cost $36,134,033)					36,042,576

See Notes to Financial Statements.

Prudential Balanced Fund	55

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 6.0%
BANK, Series 2017-BNK4, Class A3	3.362%		05/15/50	1,000	$987,004
BENCHMARK Mortgage Trust, Series 2018-B3, Class A4	3.761		04/10/51	800	813,805
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3	2.815		04/10/46	100	98,265
Series 2014-GC21, Class A4	3.575		05/10/47	420	425,444
Series 2015-GC29, Class A3	2.935		04/10/48	200	193,867
Series 2015-P1, Class A4	3.462		09/15/48	600	599,781
Series 2017-P8, Class A3	3.203		09/15/50	1,000	973,658
COMM Mortgage Trust,
Series 2013-CR7, Class A3	2.929		03/10/46	151	149,497
Series 2013-CR8, Class A4	3.334		06/10/46	600	603,733
Series 2014-CR15, Class A2	2.928		02/10/47	366	367,013
Series 2014-CR18, Class A4	3.550		07/15/47	400	404,624
Series 2014-UBS3, Class A2	2.844		06/10/47	300	300,451
Series 2014-UBS4, Class A4	3.420		08/10/47	700	702,816
Series 2015-LC21, Class A3	3.445		07/10/48	700	699,844
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3	3.231		06/15/57	800	787,128
Series 2017-C8, Class A3	3.127		06/15/50	800	771,834
Deutsche Bank JPMorgan Chase Mortgage Trust, Series 2016-C1, Class A3A	3.015		05/10/49	800	776,905
Fannie Mae-Aces,
Series 2014-M2, Class A2	3.513	(cc)	12/25/23	375	384,550
Series 2015-M10, Class A2	3.092	(cc)	04/25/27	800	792,496
Series 2015-M17, Class A2	2.938	(cc)	11/25/25	500	495,188
Series 2017-M1, Class A2	2.417	(cc)	10/25/26	300	283,291
Series 2017-M4, Class A2	2.597	(cc)	12/25/26	1,750	1,670,269
Series 2017-M8, Class A2	3.061	(cc)	05/25/27	1,250	1,230,635
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.423	(cc)	05/25/22	2,747	131,784
Series K021, Class X1, IO	1.462	(cc)	06/25/22	831	41,973
Series K025, Class X1, IO	0.866	(cc)	10/25/22	1,412	45,571
Series K030, Class A2	3.250	(cc)	04/25/23	300	304,305
Series K055, Class X1, IO	1.367	(cc)	03/25/26	2,319	207,996
Series K064, Class AM	3.327	(cc)	03/25/27	900	902,583
Series K068, Class AM	3.315		08/25/27	900	899,292
Series K069, Class A2	3.187	(cc)	09/25/27	750	746,426
Series K069, Class AM	3.248	(cc)	09/25/27	150	149,057
Series K070, Class A2	3.303	(cc)	11/25/27	1,225	1,230,603
Series K070, Class AM	3.364	(cc)	12/25/27	225	226,215
Series K072, Class A2	3.444		12/25/27	300	304,085
Series K074, Class A2	3.600		01/25/28	1,950	2,001,734
Series K710, Class X1, IO	1.731	(cc)	05/25/19	2,224	30,792

See Notes to Financial Statements.

56

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K711, Class X1, IO	1.681	%(cc)	07/25/19	2,304	$32,721
Series KS03, Class A4	3.161	(cc)	05/25/25	300	298,687
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136		02/10/48	400	393,210
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139		06/15/45	57	57,353
Series 2012-LC9, Class A4	2.611		12/15/47	200	197,100
Series 2013-C10, Class A4	2.875		12/15/47	240	238,378
Series 2013-C16, Class A2	3.070		12/15/46	256	256,405
Series 2013-LC11, Class A4	2.694		04/15/46	157	153,307
Series 2017-JP7, Class ASB	3.241		09/15/50	400	395,333
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class A3	2.863		12/15/48	180	177,471
Series 2015-C23, Class A3	3.451		07/15/50	600	600,164
Series 2015-C25, Class A4	3.372		10/15/48	700	695,859
Series 2016-C29, Class A3	3.058		05/15/49	800	777,134
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531		08/15/49	1,300	1,209,902
UBS Commercial Mortgage Trust,
Series 2017-C2, Class ASB	3.264		08/15/50	500	497,905
Series 2017-C5, Class A4	3.212		11/15/50	1,000	970,976
Series 2018-C9, Class A3	3.854		03/15/51	400	406,210
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A4	2.792		12/10/45	200	197,346
Series 2013-C5, Class A3	2.920		03/10/46	483	477,998
Series 2013-C6, Class A3	2.971		04/10/46	200	198,520
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A3	3.162		03/15/59	900	878,978
Series 2015-NXS2, Class A4	3.498		07/15/58	800	801,733
Series 2016-C34, Class A3	2.834		06/15/49	800	762,473
Series 2016-C35, Class A3	2.674		07/15/48	1,200	1,131,548
Series 2016-NXS6, Class A3	2.642		11/15/49	1,500	1,411,778
Series 2017-C38, Class A4	3.190		07/15/50	700	681,311

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,524,362)					35,634,314

CORPORATE BONDS 9.6%

Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222		08/15/24	570	549,551
Bunge Ltd. Finance Corp., Gtd. Notes	8.500		06/15/19	110	116,875
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125		06/23/19	50	53,071

					719,497

See Notes to Financial Statements.

Prudential Balanced Fund	57

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines 0.1%
American Airlines, Pass Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%	07/15/29	195	$192,713
Continental Airlines, Pass Through Trust, Pass-Through Certificates,
Series 2009-2, Class A	7.250	05/10/21	82	86,467
Series 2001-1, Class A-1	6.703	12/15/22	4	4,426
Series 2012-2, Class A	4.000	04/29/26	92	93,310
Delta Air Lines, Pass Through Trust, Pass-Through Certificates,
Series 2007-1, Class A	6.821	02/10/24	51	56,658
Series 2007-1, Class A, Sr. Unsec’d. Notes	2.875	03/13/20	205	203,664
Series 2011-1, Class A	5.300	10/15/20	105	106,521
United Airlines, Pass Through Trust, Pass-Through Certificates, Series 2014-1, Class A	4.000	10/11/27	77	78,190

				821,949

Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	175	159,586
Sr. Unsec’d. Notes	5.291	12/08/46	425	415,606
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	161,745
Sr. Unsec’d. Notes	6.250	10/02/43	135	148,270
Sr. Unsec’d. Notes	6.600	04/01/36	80	91,685
General Motors Financial Co., Inc, Gtd. Notes	3.950	04/13/24	500	495,755
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850	01/15/21	565	559,462

				2,032,109

Banks 2.4%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625	04/28/21	230	229,400
Bank of America Corp.,
Jr. Sub. Notes	8.125	12/29/49	380	381,520
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	250	249,269
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	160	155,404
Sr. Unsec’d. Notes, MTN	4.100	07/24/23	130	134,200
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	620	638,182
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	470	490,656
Sr. Unsec’d. Notes, 144A	3.004	12/20/23	286	280,525
Sub. Notes, MTN	4.450	03/03/26	365	372,862

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.950%	01/29/23	170	$167,864
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	550	517,062
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	200,207
Sr. Unsec’d. Notes	4.950	01/10/47	200	205,130
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	269,550
Citigroup, Inc.,
Jr. Sub. Notes	5.950	12/29/49	280	290,153
Jr. Sub. Notes	6.125	12/29/49	150	157,815
Jr. Sub. Notes	6.250	12/29/49	105	110,906
Sr. Unsec’d. Notes	3.700	01/12/26	200	197,502
Sr. Unsec’d. Notes	4.281	04/24/48	130	131,552
Sr. Unsec’d. Notes	8.125	07/15/39	200	302,861
Sub. Notes	4.400	06/10/25	540	549,659
Sub. Notes	4.450	09/29/27	195	197,308
Sub. Notes	4.750	05/18/46	55	55,888
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	217,448
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	200	192,991
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	241,757
Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	316,193
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375	12/29/49	265	272,044
Sr. Unsec’d. Notes	3.750	02/25/26	50	49,127
Sr. Unsec’d. Notes	3.850	01/26/27	410	404,840
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	400	431,182
Sr. Unsec’d. Notes	5.750	01/24/22	250	270,514
Sub. Notes	6.750	10/01/37	275	344,496
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600	08/02/18	195	194,967
JPMorgan Chase & Co.,
Jr. Sub. Notes	7.900	12/29/49	300	301,530
Sr. Unsec’d. Notes	2.950	10/01/26	210	197,612
Sr. Unsec’d. Notes	3.200	06/15/26	750	719,487
Sr. Unsec’d. Notes	3.509	01/23/29	265	257,236
Sr. Unsec’d. Notes	4.032	07/24/48	365	353,444
Sub. Notes	3.875	09/10/24	90	89,851
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800	01/13/20	195	204,315
Lloyds Banking Group PLC (United Kingdom), Gtd. Notes	4.375	03/22/28	275	277,749

See Notes to Financial Statements.

Prudential Balanced Fund	59

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes	5.450%	12/29/49	125	$127,253
Sr. Unsec’d. Notes, GMTN	3.125	01/23/23	45	44,357
Sr. Unsec’d. Notes, GMTN	3.772	01/24/29	230	226,440
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	369,678
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	90	87,924
Sr. Unsec’d. Notes	4.375	01/22/47	435	445,148
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	60	64,083
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	285	295,845
Sr. Unsec’d. Notes, MTN	6.375	07/24/42	120	155,262
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $259,277; purchased 09/09/15)(f)	1.875	09/17/18	260	259,223
State Street Corp., Jr. Sub. Notes	5.250	12/29/49	190	194,750
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450	01/10/19	250	249,353

				14,141,574

Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	190	201,032
Gtd. Notes	4.000	01/17/43	120	113,756
Gtd. Notes	4.900	02/01/46	50	53,926

				368,714

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663	06/15/51	374	386,068
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	4.150	03/01/47	10	9,792
Sr. Unsec’d. Notes	4.800	04/01/44	20	21,590

				417,450

Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250	03/01/22	65	65,264
Owens Corning, Gtd. Notes	4.200	12/15/22	90	92,065
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	120	121,500

				278,829

Chemicals 0.1%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	90	81,590
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	410	396,414
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.625	10/01/44	10	10,277
Sr. Unsec’d. Notes	9.400	05/15/39	67	107,936

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450%	11/15/33	55	$58,237
Sr. Unsec’d. Notes	5.625	11/15/43	60	62,733
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	119,577

				836,764

Commercial Services 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	820	787,507
Gtd. Notes, 144A	7.000	10/15/37	20	26,067
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	270	250,456
United Rentals North America, Inc., Gtd. Notes	5.875	09/15/26	65	67,600

				1,131,630

Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes	2.850	05/11/24	1,045	1,018,653
Sr. Unsec’d. Notes	3.250	02/23/26	330	325,360
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	145	145,656
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	10/05/18	90	90,092
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	90	90,531

				1,670,292

Diversified Financial Services 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750	05/15/19	150	150,939
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27	250	242,630
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342	11/15/20	500	488,979
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	65	72,087
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)	5.250	02/06/12	345	13,800
Sr. Unsec’d. Notes, MTN(d)	6.875	05/02/18	100	4,120
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450	06/15/18	90	90,765
Private Export Funding Corp.,
Gov’t. Gtd. Notes	2.450	07/15/24	65	63,437
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	385	384,411
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	125	123,678

				1,634,846

See Notes to Financial Statements.

Prudential Balanced Fund	61

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric 1.1%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	115	$152,101
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125		04/01/36	117	149,112
Black Hills Corp., Sr. Unsec’d. Notes	2.500		01/11/19	150	149,887
CenterPoint Energy Houston Electric LLC,
Gen. Ref. Mtg.	2.400		09/01/26	170	157,241
Gen. Ref. Mtg.	6.950		03/15/33	120	160,449
Commonwealth Edison Co., First Mortgage	3.750		08/15/47	530	508,103
Dominion Energy, Inc., Jr. Sub. Notes	4.104	(cc)	04/01/21	400	408,525
DPL, Inc., Sr. Unsec’d. Notes	7.250		10/15/21	200	216,750
DTE Electric Co., Genl Rfe. Mtg.	3.750		08/15/47	505	494,193
Duke Energy Carolinas LLC, First Mortgage	6.050		04/15/38	55	70,486
Duke Energy Corp., Sr. Unsec’d. Notes	2.650		09/01/26	210	191,656
El Paso Electric Co., Sr. Unsec’d. Notes	6.000		05/15/35	135	157,097
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875		05/25/22	500	487,960
Eversource Energy, Sr. Unsec’d. Notes	4.500		11/15/19	90	92,426
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450		07/15/44	50	57,382
Florida Power & Light Co., First Mortgage	5.950		10/01/33	60	74,793
Iberdrola International BV (Spain), Gtd. Notes	6.750		09/15/33	30	36,088
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28	235	230,258
Sr. Unsec’d. Notes, 144A	9.375		01/28/20	230	251,047
Monongahela Power Co., First Mortgage, 144A	4.100		04/15/24	280	290,019
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881		08/15/19	100	102,609
NRG Energy, Inc., Gtd. Notes	7.250		05/15/26	120	126,936
Ohio Power Co., Sr. Unsec’d. Notes	4.150		04/01/48	175	178,350
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400		08/15/24	1,020	1,000,472
Public Service Co. of Colorado, First Mortgage	4.300		03/15/44	35	37,254
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950		05/15/18	55	55,345
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800		05/01/37	125	155,309
Southwestern Public Service Co., First Mortgage	3.700		08/15/47	250	240,195
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750		05/07/19	200	199,583
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800		09/15/41	105	115,735

					6,547,361

Engineering & Construction 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250		10/31/26	200	192,500

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000%	06/01/26	220	$203,068
Gtd. Notes	4.375	06/01/46	60	55,019
Gtd. Notes	5.000	07/15/35	100	103,686
Kroger Co. (The), Sr. Unsec’d. Notes	4.450	02/01/47	55	52,000

				413,773

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20	40	42,287
International Paper Co.,
Sr. Unsec’d. Notes	4.350	08/15/48	160	151,794
Sr. Unsec’d. Notes	6.000	11/15/41	30	34,352
Sr. Unsec’d. Notes	7.300	11/15/39	175	229,239

				457,672

Gas 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	200	195,196
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	10	10,708
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	445	430,064
Sr. Unsec’d. Notes	4.800	02/15/44	40	42,400

				678,368

Healthcare-Products 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.000	09/15/18	605	603,656
Sr. Unsec’d. Notes	2.900	11/30/21	465	460,080
Becton Dickinson and Co.,
Sr. Unsec’d. Notes	3.700	06/06/27	720	695,143
Sr. Unsec’d. Notes	3.734	12/15/24	65	63,911
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	174	184,616

				2,007,406

Healthcare-Services 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	45,591
Sr. Unsec’d. Notes	4.650	01/15/43	30	30,218
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46	245	248,663
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	95	96,410
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	75	76,286

See Notes to Financial Statements.

Prudential Balanced Fund	63

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc.,
Sr. Sec’d. Notes	4.750%		05/01/23	255	$257,869
Sr. Sec’d. Notes	5.250		04/15/25	100	102,220
Kaiser Foundation Hospitals, Gtd. Notes	4.150		05/01/47	140	144,813
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200		02/01/22	20	19,904
Sr. Unsec’d. Notes	3.600		09/01/27	200	193,513
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746		10/01/26	50	47,202
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.625		07/15/35	60	65,621
Sr. Unsec’d. Notes	6.625		11/15/37	80	106,981
Sr. Unsec’d. Notes	6.875		02/15/38	95	130,510

					1,565,801

Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200		04/01/26	100	99,002

Insurance 0.3%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500		11/15/20	80	84,086
American International Group, Inc., Sr. Unsec’d. Notes	4.500		07/16/44	125	123,379
AXIS Specialty Finance LLC, Gtd. Notes	5.875		06/01/20	160	168,256
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125		03/15/26	100	97,468
Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.972	(c)	04/15/37	210	209,937
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000		01/15/19	90	92,197
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000		03/15/34	180	226,220
Lincoln National Corp., Sr. Unsec’d. Notes	6.300		10/09/37	110	132,884
Markel Corp., Sr. Unsec’d. Notes	5.000		03/30/43	25	26,426
New York Life Insurance Co., Sub. Notes, 144A	6.750		11/15/39	110	149,235
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063		03/30/40	60	76,000
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375		04/30/20	105	111,693
Principal Financial Group, Inc., Gtd. Notes	4.625		09/15/42	15	15,504
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270		05/15/47	240	240,037
Sub. Notes, 144A	6.850		12/16/39	22	29,356
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20	50	52,833
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150		08/15/19	90	93,759

					1,929,270

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.125%	06/15/26	455	$431,241
Sr. Unsec’d. Notes	3.250	09/15/22	130	128,890
Sr. Unsec’d. Notes	6.750	05/15/18	500	502,409

				1,062,540

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	169,258

Media 0.4%
21st Century Fox America, Inc., Gtd. Notes	7.625	11/30/28	125	161,903
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	215	212,457
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375	05/01/25	120	118,200
Charter Communications Operating LLC / Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	110	122,876
Sr. Sec’d. Notes	6.484	10/23/45	172	188,802
Sr. Sec’d. Notes	5.375	05/01/47	20	19,345
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	94	89,127
Gtd. Notes	6.450	03/15/37	35	44,554
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	520	498,688
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	25	24,916
Gtd. Notes	5.200	09/20/47	100	99,786
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	139,094
Time Warner, Inc., Gtd. Notes	3.800	02/15/27	180	174,029
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	65	65,788
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	152,250

				2,111,815

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	326,051
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	09/30/43	35	40,432
Gtd. Notes, 144A	6.250	10/19/75	65	68,413
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	110	110,896
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.875	04/23/45	10	11,297
Sr. Unsec’d. Notes	7.500	07/27/35	95	122,918

				680,007

See Notes to Financial Statements.

Prudential Balanced Fund	65

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	$162,000
General Electric Co.,
Sr. Unsec’d. Notes, GMTN	6.000	08/07/19	172	178,308
Sub. Notes, MTN	5.300	02/11/21	100	104,860

				445,168

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.000	05/10/19	180	178,651
Sr. Unsec’d. Notes	2.125	09/27/21	355	344,315
Sr. Unsec’d. Notes	2.750	01/06/23	70	68,515
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	150	145,436
Sr. Unsec’d. Notes	4.375	02/11/20	100	103,024

				839,941

Oil & Gas 0.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36	200	239,793
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500	10/01/20	70	72,549
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	413	415,701
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	35	37,148
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	225	245,611
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950	04/15/29	150	190,796
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	15	15,942
Sr. Unsec’d. Notes	5.600	07/15/41	35	39,403
Encana Corp. (Canada),
Sr. Unsec’d. Notes	6.500	08/15/34	340	404,793
Sr. Unsec’d. Notes	6.500	02/01/38	50	60,407
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	117,738
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	240	249,183
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	70	72,765
Gtd. Notes	5.500	01/21/21	310	322,710
Gtd. Notes	6.500	06/02/41	170	168,725
Gtd. Notes, MTN	6.750	09/21/47	415	419,930
Gtd. Notes, MTN	6.875	08/04/26	230	252,770
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	197,019

				3,522,983

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	345	$350,822

Packaging & Containers 0.1%
WestRock RKT Co.,
Gtd. Notes	4.900	03/01/22	95	99,973
Gtd. Notes	4.000	03/01/23	550	563,077

				663,050

Pharmaceuticals 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	315	310,440
Sr. Unsec’d. Notes	4.500	05/14/35	235	240,688
Allergan Funding SCS,
Gtd. Notes	3.800	03/15/25	115	112,974
Gtd. Notes	4.550	03/15/35	430	420,962
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	100	101,353
Sr. Unsec’d. Notes	5.050	03/25/48	175	184,063
Sr. Unsec’d. Notes	5.125	07/20/45	105	111,371
Sr. Unsec’d. Notes	5.300	12/05/43	35	37,850
Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	680	692,345
Mylan, Inc., Gtd. Notes, 144A	4.550	04/15/28	400	400,650

				2,612,696

Pipelines 0.3%
Enterprise Products Operating LLC,
Gtd. Notes	3.700	02/15/26	20	19,819
Gtd. Notes	4.850	03/15/44	185	193,754
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	175	172,782
Sr. Unsec’d. Notes	4.875	06/01/25	375	391,557
Sr. Unsec’d. Notes	5.200	03/01/47	20	20,900
ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	239,054
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	50	50,732
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	342,586
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	165	155,730
Williams Partners LP,
Sr. Unsec’d. Notes	4.850	03/01/48	20	19,798
Sr. Unsec’d. Notes	4.900	01/15/45	220	216,930
Sr. Unsec’d. Notes	5.400	03/04/44	175	183,333

				2,006,975

See Notes to Financial Statements.

Prudential Balanced Fund	67

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.0%
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	$30,119
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	161,987

				192,106

Retail 0.2%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200	04/01/43	110	113,749
L Brands, Inc., Gtd. Notes	6.625	04/01/21	225	239,062
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500	03/15/29	21	25,957
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22	45	45,038
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700	01/30/26	320	321,804
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	170	168,088
Target Corp., Sr. Unsec’d. Notes	3.500	07/01/24	60	60,926

				974,624

Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	345	335,541
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750	03/15/23	200	205,750

				541,291

Software 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.850	10/15/18	200	200,091
Sr. Unsec’d. Notes	3.625	10/15/20	151	152,897
Microsoft Corp.,
Sr. Unsec’d. Notes	4.000	02/12/55	80	81,256
Sr. Unsec’d. Notes	4.500	02/06/57	240	263,068
Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	145	153,080

				850,392

Telecommunications 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.900	08/14/37	100	100,565
Sr. Unsec’d. Notes	5.300	08/14/58	115	115,961
Sr. Unsec’d. Notes	3.400	05/15/25	320	308,335
Sr. Unsec’d. Notes	5.150	03/15/42	200	206,053
Sr. Unsec’d. Notes	5.250	03/01/37	60	63,472
Sr. Unsec’d. Notes	5.350	09/01/40	4	4,199
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125	12/15/30	50	73,058

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	241	$239,121
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	40	41,521
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500	08/10/33	185	187,280

				1,339,565

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.450	03/15/43	100	105,428
Sr. Unsec’d. Notes	6.700	08/01/28	135	169,419
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	211,059
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	95,245
Sr. Unsec’d. Notes	5.590	05/17/25	20	22,355

				603,506

TOTAL CORPORATE BONDS (cost $56,594,342)				56,911,546

MUNICIPAL BONDS 0.5%

Alabama 0.0%
Alabama Economic Settlement Auth. Rev., Taxable BP Settlement, Ser. B (Pre-refunded date 09/15/32)	4.263	09/15/32	35	36,446

California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs (Pre-refunded date 04/01/49)	6.263	04/01/49	220	309,047
California Educational Facilities Authority, Stanford Univ., Revenue Bonds, Ser. U-7 (Pre-refunded date 06/01/46)	5.000	06/01/46	100	131,016
State of California, GO, BABs (Pre-refunded date 10/01/39)	7.300	10/01/39	210	306,254
State of California, Tax. Var. Purp., GO, BABs (Pre-refunded date 04/01/34)	7.500	04/01/34	15	21,636

				767,953

Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, Ser. B, BABs (Pre-refunded date 01/01/40)	6.395	01/01/40	160	216,974
State of Illinois, GO, Ser D (Pre-refunded date 11/01/22)	5.000	11/01/22	500	522,625

				739,599

See Notes to Financial Statements.

Prudential Balanced Fund	69

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

New Jersey 0.1%
New Jersey State Turnpike Authority, Tax. Issuer Subs., Revenue Bonds, Ser. F, BABs (Pre-refunded date 01/01/40)	7.414%	01/01/40	165	$243,027

New York 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Tax. Future, Tax. Sec’d. Rev., Ser. C-2, BABs (Pre-refunded date 08/01/36)	5.767	08/01/36	190	231,021

Ohio 0.0%
Ohio State University (The), Revenue Bonds, Taxable, Ser. C, BABs (Pre-refunded date 06/01/40)	4.910	06/01/40	65	76,170
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs (Pre-refunded date 12/01/34)	4.879	12/01/34	45	49,902

				126,072

Oregon 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Taxable, Ser. A, BABs (Pre-refunded date 11/15/34)	5.834	11/15/34	70	87,295

Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Ser. B, BABs (Pre-refunded date 12/01/45)	5.511	12/01/45	80	100,897

Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Taxable Sub. B, Direct Pay, Revenue Bonds, BABs (Pre-refunded date 07/01/43)	6.731	07/01/43	160	217,960

Texas 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg. (Pre-refunded date 08/15/47)	5.000	08/15/47	230	293,977

Virginia 0.0%
University of Virginia, Revenue Bonds, Taxable, Ser. C (Pre-refunded date 09/01/2117)	4.179	09/01/2117	80	80,081

TOTAL MUNICIPAL BONDS (cost $2,476,510)				2,924,328

See Notes to Financial Statements.

70

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	14		$14,262
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	3.692	(cc)	02/25/35	27		26,532
Series 2005-B, Class 2A1	3.908	(cc)	03/25/35	30		28,898
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	4.027	(c)	10/25/28	191		191,137
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.572	(c)	10/25/27	154		155,026
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.714	(cc)	02/25/37	75		75,045
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.664	(c)	12/25/57	309		311,942
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.664	(c)	01/25/57	646		659,435
Series 2017-6, Class A1, 144A	3.015	(cc)	06/25/57	301		295,105
Series 2017-8, Class A1, 144A	3.000	(cc)	12/25/65	610		608,714
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	4.022	(c)	09/25/28	64		64,148
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	4.072	(c)	10/25/28	61		61,802
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.322	(c)	01/25/29	133		134,307
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%	2.772	(c)	10/25/27	68		68,422
Series 2016-DNA1, Class M1, 1 Month LIBOR + 1.450%	3.322	(c)	07/25/28	11		11,166
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.172	(c)	04/25/29	290		294,312
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%	3.072	(c)	07/25/29	448		452,375
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	2.622	(c)	03/25/30	969		971,961
Holmes Master Issuer PLC (United Kingdom), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 0.360%	2.146	(c)	10/15/54	400		399,774
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.739	(cc)	07/25/35	39		39,641
Lanark Master Issuer PLC (United Kingdom), Series 2018-1A, Class 1A, 144A, 3 Month LIBOR + 0.420%	2.236	(c)	12/22/69	300		300,023
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%^	3.664	(c)	04/01/22	248		248,738
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.664	(c)	05/01/22	820		819,965
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.664	(c)	05/01/22	556		555,894
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.414	(c)	09/01/22	196		197,021
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.314	(c)	11/01/22	242		243,044
MASTR Alternative Loan Trust,
Series 2003-8, Class 4A1	7.000		12/25/33	—	(r)	61
Series 2004-4, Class 4A1	5.000		04/25/19	7		6,717

See Notes to Financial Statements.

Prudential Balanced Fund	71

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
OBX Trust, Series 2018-1, Class A2, 144A, 1 Month LIBOR + 0.650%	2.527	%(c)	06/25/57	400	$400,256
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.689	(cc)	02/25/34	46	46,761
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000		03/25/20	7	6,582

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,646,723)					7,689,066

SOVEREIGN BONDS 1.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125		10/11/27	685	647,325
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125		08/03/19	200	196,699
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375		09/18/37	100	128,000
Sr. Unsec’d. Notes	4.375		07/12/21	200	207,000
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875		02/01/28	200	193,786
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125		06/29/20	100	104,160
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375		03/29/21	280	304,864
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.350		01/11/48	295	281,262
Sr. Unsec’d. Notes	4.750		01/08/26	200	208,898
Sr. Unsec’d. Notes, 144A, MTN	2.150		07/18/24	EUR 315	399,220
Sr. Unsec’d. Notes, 144A	3.375		07/30/25	EUR 350	472,673
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.125		07/21/20	200	197,193
Gov’t. Gtd. Notes	2.125		11/16/20	200	196,572
Gov’t. Gtd. Notes	2.250		02/24/20	200	198,310
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.000		09/08/20	200	195,835
Sr. Unsec’d. Notes, 144A, MTN	2.125		10/25/23	200	189,380
Sr. Unsec’d. Notes, 144A, MTN	2.625		04/20/22	400	393,485
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000		10/02/23	76	77,824
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000		03/17/23	160	158,486
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300		03/15/28	180	181,278
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125		06/22/26	100	92,265

See Notes to Financial Statements.

72

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.550%		02/12/21	85	$84,529
Sr. Unsec’d. Notes	2.250		05/18/22	120	116,656
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750		04/12/27	290	280,389
Unsec’d. Notes, MTN	7.140	(cc)	02/27/26	135	166,175
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375		10/26/21	205	197,415
Sr. Unsec’d. Notes, 144A, MTN	2.875		03/04/23	285	274,228
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750		03/10/21	380	370,089
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500		06/08/22	200	195,194
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000		06/05/20	190	201,311
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100		06/18/50	100	102,500

TOTAL SOVEREIGN BONDS (cost $7,084,258)					7,013,001

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.6%
Federal Home Loan Banks	5.500		07/15/36	135	179,905
Federal Home Loan Mortgage Corp.	3.000		07/01/43	415	407,836
Federal Home Loan Mortgage Corp.	4.000		02/01/41	422	437,196
Federal Home Loan Mortgage Corp.	1.375		08/15/19	230	227,322
Federal Home Loan Mortgage Corp.	1.625		09/29/20	60	58,876
Federal Home Loan Mortgage Corp.	3.000		06/01/29	262	261,557
Federal Home Loan Mortgage Corp.	3.000		01/01/37	199	197,959
Federal Home Loan Mortgage Corp.	3.000		TBA	3,000	2,921,133
Federal Home Loan Mortgage Corp.	3.500		08/01/26	234	238,625
Federal Home Loan Mortgage Corp.	3.500		TBA	2,500	2,502,024
Federal Home Loan Mortgage Corp.	4.000		06/01/26	82	85,663
Federal Home Loan Mortgage Corp.	4.000		09/01/26	69	71,354
Federal Home Loan Mortgage Corp.	4.000		TBA	500	512,363
Federal Home Loan Mortgage Corp.	4.000		11/01/39	266	274,913
Federal Home Loan Mortgage Corp.	4.000		04/01/42	354	364,684
Federal Home Loan Mortgage Corp.	4.500		10/01/39	236	249,528
Federal Home Loan Mortgage Corp.	4.500		10/01/46	449	470,759
Federal Home Loan Mortgage Corp.	5.000		07/01/18	1	1,288
Federal Home Loan Mortgage Corp.	5.000		07/01/19	9	9,382
Federal Home Loan Mortgage Corp.	5.000		01/01/21	14	14,255
Federal Home Loan Mortgage Corp.	5.000		04/01/34	18	19,526
Federal Home Loan Mortgage Corp.	5.000		05/01/34	37	39,314
Federal Home Loan Mortgage Corp.	5.000		10/01/35	52	56,387
Federal Home Loan Mortgage Corp.	5.500		12/01/33	37	40,919

See Notes to Financial Statements.

Prudential Balanced Fund	73

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.500%	05/01/34	18	$19,512
Federal Home Loan Mortgage Corp.	5.500	07/01/34	81	89,464
Federal Home Loan Mortgage Corp.	5.500	05/01/37	14	15,029
Federal Home Loan Mortgage Corp.	5.500	10/01/37	28	30,769
Federal Home Loan Mortgage Corp.	6.000	01/01/34	47	51,921
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	864
Federal Home Loan Mortgage Corp.	7.000	05/01/32	20	22,166
Federal National Mortgage Assoc.	2.500	04/01/28	855	843,717
Federal National Mortgage Assoc.	2.500	10/01/46	489	460,923
Federal National Mortgage Assoc.	3.000	08/01/30	1,101	1,102,018
Federal National Mortgage Assoc.	3.000	02/01/31	353	352,816
Federal National Mortgage Assoc.	3.000	01/01/43	1,293	1,273,254
Federal National Mortgage Assoc.	3.500	08/01/42	350	352,695
Federal National Mortgage Assoc.	3.500	06/01/43	454	458,131
Federal National Mortgage Assoc.	3.500	06/01/45	1,418	1,423,488
Federal National Mortgage Assoc.	4.500	02/01/44	239	253,271
Federal National Mortgage Assoc.	4.500	08/01/44	444	468,366
Federal National Mortgage Assoc.	1.875	09/24/26	75	69,123
Federal National Mortgage Assoc.	2.000	08/01/31	341	325,706
Federal National Mortgage Assoc.	3.000	TBA	4,500	4,488,516
Federal National Mortgage Assoc.	3.000	11/01/36	438	435,516
Federal National Mortgage Assoc.	3.000	10/01/42	255	251,064
Federal National Mortgage Assoc.	3.000	12/01/42	418	411,791
Federal National Mortgage Assoc.	3.000	12/01/42	303	298,399
Federal National Mortgage Assoc.	3.000	TBA	1,000	974,080
Federal National Mortgage Assoc.	3.000	07/01/43	709	698,073
Federal National Mortgage Assoc.	3.500	06/01/39	167	168,137
Federal National Mortgage Assoc.	3.500	TBA	2,250	2,251,321
Federal National Mortgage Assoc.	3.500	05/01/42	1,651	1,666,102
Federal National Mortgage Assoc.	3.500	08/01/42	445	449,177
Federal National Mortgage Assoc.	3.500	04/01/43	727	734,239
Federal National Mortgage Assoc.	3.500	04/01/43	388	390,696
Federal National Mortgage Assoc.	4.000	09/01/40	716	740,436
Federal National Mortgage Assoc.	4.000	TBA	750	768,332
Federal National Mortgage Assoc.	4.000	04/01/42	970	1,003,017
Federal National Mortgage Assoc.	4.000	12/01/46	474	487,070
Federal National Mortgage Assoc.	4.500	07/01/19	10	9,648
Federal National Mortgage Assoc.	4.500	10/01/33	41	43,228
Federal National Mortgage Assoc.	4.500	03/01/34	27	28,818
Federal National Mortgage Assoc.	4.500	TBA	250	261,323
Federal National Mortgage Assoc.	4.500	09/01/39	194	205,098
Federal National Mortgage Assoc.	4.500	08/01/40	155	164,098
Federal National Mortgage Assoc.	4.500	01/01/45	435	456,676

See Notes to Financial Statements.

74

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	10/01/18	3	$2,791
Federal National Mortgage Assoc.	5.000	07/01/35	38	40,810
Federal National Mortgage Assoc.	5.000	02/01/36	79	85,688
Federal National Mortgage Assoc.	5.000	TBA	1,000	1,068,125
Federal National Mortgage Assoc.	5.500	06/01/33	15	15,969
Federal National Mortgage Assoc.	5.500	08/01/33	22	24,435
Federal National Mortgage Assoc.	5.500	09/01/33	51	55,814
Federal National Mortgage Assoc.	5.500	09/01/33	81	89,160
Federal National Mortgage Assoc.	5.500	01/01/34	34	36,866
Federal National Mortgage Assoc.	5.500	01/01/34	45	48,946
Federal National Mortgage Assoc.	5.500	07/01/34	57	62,538
Federal National Mortgage Assoc.	6.000	09/01/21	2	2,008
Federal National Mortgage Assoc.	6.000	11/01/33	47	52,311
Federal National Mortgage Assoc.	6.000	01/01/34	12	13,372
Federal National Mortgage Assoc.	6.000	01/01/34	133	149,215
Federal National Mortgage Assoc.	6.000	02/01/34	16	18,013
Federal National Mortgage Assoc.	6.000	02/01/34	8	8,471
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,714
Federal National Mortgage Assoc.	6.000	10/01/34	6	6,524
Federal National Mortgage Assoc.	6.000	11/01/34	91	102,030
Federal National Mortgage Assoc.	6.000	11/01/34	29	31,675
Federal National Mortgage Assoc.	6.000	11/01/34	11	12,580
Federal National Mortgage Assoc.	6.000	01/01/35	23	25,671
Federal National Mortgage Assoc.	6.000	01/01/35	76	84,894
Federal National Mortgage Assoc.	6.000	02/01/35	72	81,796
Federal National Mortgage Assoc.	6.000	08/01/36	39	43,677
Federal National Mortgage Assoc.	6.000	08/01/38	8	8,660
Federal National Mortgage Assoc.	6.250	05/15/29	70	90,939
Federal National Mortgage Assoc.	6.500	05/01/24	14	15,883
Federal National Mortgage Assoc.	6.500	07/01/29	18	20,261
Federal National Mortgage Assoc.	6.500	07/01/32	20	21,821
Federal National Mortgage Assoc.	6.500	09/01/32	5	5,430
Federal National Mortgage Assoc.	6.500	04/01/33	17	18,657
Federal National Mortgage Assoc.	6.500	01/01/34	30	33,393
Federal National Mortgage Assoc.	6.500	01/01/34	13	14,896
Federal National Mortgage Assoc.	6.500	10/01/36	33	37,594
Federal National Mortgage Assoc.	6.500	09/01/37	86	95,863
Federal National Mortgage Assoc.	6.500	10/01/37	83	92,761
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	198,532
Federal National Mortgage Assoc.	7.000	06/01/32	17	19,748
Federal National Mortgage Assoc.(k)	7.125	01/15/30	380	531,839
Federal National Mortgage Assoc.	7.500	09/01/30	1	1,525
Federal National Mortgage Assoc.	8.000	12/01/23	2	1,755

See Notes to Financial Statements.

Prudential Balanced Fund	75

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	8.500%	02/01/28	3	$3,580
Government National Mortgage Assoc.	4.500	11/20/46	784	824,917
Government National Mortgage Assoc.	2.500	12/20/46	137	130,800
Government National Mortgage Assoc.	3.000	09/20/43	309	305,825
Government National Mortgage Assoc.	3.000	01/20/44	94	92,940
Government National Mortgage Assoc.	3.000	03/15/45	316	311,502
Government National Mortgage Assoc.	3.000	05/20/45	447	441,789
Government National Mortgage Assoc.	3.000	06/20/46	644	635,128
Government National Mortgage Assoc.	3.000	12/20/46	457	450,986
Government National Mortgage Assoc.	3.000	01/20/47	908	895,647
Government National Mortgage Assoc.	3.000	03/20/47	450	444,205
Government National Mortgage Assoc.	3.500	11/20/41	413	419,423
Government National Mortgage Assoc.	3.500	12/20/42	413	419,432
Government National Mortgage Assoc.	3.500	03/20/45	295	298,719
Government National Mortgage Assoc.	3.500	04/20/45	334	337,406
Government National Mortgage Assoc.	3.500	07/20/46	2,062	2,084,409
Government National Mortgage Assoc.	4.000	12/20/42	832	865,892
Government National Mortgage Assoc.	4.000	TBA	1,500	1,539,463
Government National Mortgage Assoc.	4.000	11/20/45	477	494,089
Government National Mortgage Assoc.	4.000	10/20/46	127	131,238
Government National Mortgage Assoc.	4.000	11/20/46	173	178,997
Government National Mortgage Assoc.	4.500	06/20/41	358	376,784
Government National Mortgage Assoc.	4.500	06/20/45	260	273,261
Government National Mortgage Assoc.	5.000	10/20/37	21	22,544
Government National Mortgage Assoc.	5.000	04/20/45	153	163,159
Government National Mortgage Assoc.	5.500	07/15/33	32	35,160
Government National Mortgage Assoc.	5.500	12/15/33	22	24,415
Government National Mortgage Assoc.	5.500	09/15/34	112	121,818
Government National Mortgage Assoc.	5.500	01/15/36	73	81,875
Government National Mortgage Assoc.	5.500	02/15/36	134	145,797
Government National Mortgage Assoc.	6.500	09/15/23	12	13,782
Government National Mortgage Assoc.	6.500	10/15/23	4	4,502
Government National Mortgage Assoc.	6.500	11/15/23	14	15,388
Government National Mortgage Assoc.	6.500	12/15/23	7	8,216
Government National Mortgage Assoc.	6.500	12/15/23	4	4,813
Government National Mortgage Assoc.	6.500	12/15/23	1	1,294
Government National Mortgage Assoc.	6.500	04/15/24	52	58,166
Government National Mortgage Assoc.	6.500	07/15/32	3	3,149
Government National Mortgage Assoc.	6.500	08/15/32	1	856
Government National Mortgage Assoc.	6.500	08/15/32	1	628
Government National Mortgage Assoc.	6.500	08/15/32	2	1,939
Government National Mortgage Assoc.	6.500	08/15/32	14	16,547
Government National Mortgage Assoc.	7.000	06/15/24	15	16,308

See Notes to Financial Statements.

76

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%		05/15/31	8	$9,006
Government National Mortgage Assoc.	7.500		04/15/29	1	701
Government National Mortgage Assoc.	7.500		12/15/29	3	3,244
Government National Mortgage Assoc.	8.000		08/15/22	1	1,040
Government National Mortgage Assoc.	8.000		12/15/22	7	7,509
Government National Mortgage Assoc.	8.000		12/15/22	4	3,803
Government National Mortgage Assoc.	8.000		06/15/25	22	24,115
Hashemite Kingdom of Jordan Government AID Bond, Gov’t. Gtd. Notes	3.000		06/30/25	315	317,036
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125		05/01/30	90	125,952

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $51,653,846)					51,208,700

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bonds	2.750		11/15/47	1,030	984,656
U.S. Treasury Notes	1.000		09/15/18	25	24,901
U.S. Treasury Notes	1.250		12/31/18	5	4,970
U.S. Treasury Notes	1.500		01/31/19	55	54,721
U.S. Treasury Notes	1.625		04/30/23	365	348,490
U.S. Treasury Notes	1.875		04/30/22	505	492,513
U.S. Treasury Notes	2.000		11/30/22	635	619,844
U.S. Treasury Notes	2.125		09/30/21	565	558,533
U.S. Treasury Notes	2.125		05/15/25	5,755	5,542,110
U.S. Treasury Notes	2.250		02/29/20	60	59,972
U.S. Treasury Notes	2.375		08/15/24	335	329,334
U.S. Treasury Notes	2.500		03/31/23	1,270	1,266,081
U.S. Treasury Notes	2.500		01/31/25	5	4,944
U.S. Treasury Notes(k)	2.625		02/28/23	1,264	1,267,851
U.S. Treasury Notes	2.750		02/28/25	1,174	1,178,907
U.S. Treasury Strips Coupon(k)	2.404	(s)	08/15/21	460	423,601
U.S. Treasury Strips Coupon	2.499	(s)	02/15/22	245	222,256
U.S. Treasury Strips Coupon	2.502	(s)	11/15/30	640	444,693
U.S. Treasury Strips Coupon	2.752	(s)	08/15/30	605	423,720
U.S. Treasury Strips Coupon	2.783	(s)	08/15/29	200	144,535
U.S. Treasury Strips Coupon	2.878	(s)	05/15/31	200	137,093
U.S. Treasury Strips Coupon	2.972	(s)	02/15/37	725	414,592
U.S. Treasury Strips Coupon	3.042	(s)	11/15/35	400	238,506
U.S. Treasury Strips Coupon	3.202	(s)	08/15/40	400	205,517
U.S. Treasury Strips Principal, PO	2.351	(s)	05/15/43	195	92,462
U.S. Treasury Strips Principal, PO	2.543	(s)	02/15/45	230	103,052
U.S. Treasury Strips Principal, PO	2.952	(s)	05/15/45	385	171,250
U.S. Treasury Strips Principal, PO	2.993	(s)	11/15/43	75	34,966

See Notes to Financial Statements.

Prudential Balanced Fund	77

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Principal, PO	3.682	%(s)	05/15/44	450	$206,737

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,057,015)					16,000,807

TOTAL LONG-TERM INVESTMENTS (cost $500,819,157)					580,008,580

SHORT-TERM INVESTMENTS 5.5%

				Shares
AFFILIATED MUTUAL FUNDS 5.5%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(w)				2,274,039	21,080,346
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				11,687,785	11,687,785
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $91,397; includes $90,589 of cash collateral for securities on loan)(b)(w)				91,399	91,380

TOTAL AFFILIATED MUTUAL FUNDS (cost $33,746,606)					32,859,511

				Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bill (cost $288,977)	1.758	(s)	06/14/18	290	289,025

TOTAL SHORT-TERM INVESTMENTS (cost $34,035,583)					33,148,536

TOTAL INVESTMENTS 103.0% (cost $534,854,740)					613,157,116
Liabilities in excess of other assets(z) (3.0)%					(17,991,695)

NET ASSETS 100.0%					$595,165,421

The following abbreviations are used in the semi-annual report:

A—Annual payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

See Notes to Financial Statements.

78

T—Swap payment upon termination

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

BABs—Build America Bonds

CDI—Chess Depository Interest

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

CVA—Certificate Van Aandelen (Bearer)

CVR—Contingent Value Rights

EAFE—Europe, Australasia and Far East

EMTN—Euro Medium Term Note

ETF—Exchange Traded Fund

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

FTSE—Financial Times Stock Exchange

GMTN—Global Medium Term Note

GO—General Obligation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MSCI —Morgan Stanley Capital International

MTN—Medium Term Note

NASDAQ—National Association of Securities Dealers Automated Quotations

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

PO—Principal Only

PRFC—Preference Shares

REIT—Real Estate Investment Trusts
RSP—Non-Voting Shares

STOXX—Stock Index of the Eurozone

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

TOPIX—Tokyo Stock Price Index

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $251,583 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,125; cash collateral of $90,589 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

Prudential Balanced Fund	79

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the original cost of such securities is $259,277. The value of $259,223 is 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate quoted represents yield to maturity as of purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
45	10 Year U.S. Treasury Notes	Jun. 2018	$5,451,328	$14,148
165	2 Year U.S. Treasury Notes	Jun. 2018	35,080,547	28,295
59	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	9,467,656	380,026
280	5 Year U.S. Treasury Notes	Jun. 2018	32,049,062	160,185
6	Euro STOXX 50 Index	Jun. 2018	242,227	(1,901)
1	FTSE 100 Index	Jun. 2018	98,119	(1,393)
3	MSCI EAFE	Jun. 2018	300,090	(4,643)
11	S&P 500 E-Mini Index	Jun. 2018	1,453,650	(80,343)
1	TOPIX Index	Jun. 2018	160,378	1,634

				496,008

	Short Positions:
14	10 Year U.S. Ultra Treasury Notes	Jun. 2018	1,818,031	(25,944)
28	20 Year U.S. Treasury Bonds	Jun. 2018	4,105,500	(106,030)
52	90 day Euro Dollar	Dec. 2018	12,675,650	71,392

				(60,582)

				$435,426

Securities with combined market values of $588,788 and $289,025 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at March 31, 2018.

See Notes to Financial Statements.

80

Forward foreign currency exchange contracts outstanding at March 31, 2018:

Sale Contract	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contract:
Euro,
Expiring 04/26/2018	Citigroup Global Markets	EUR	699	$871,804	$862,105	$9,699	$—

Inflation Swap Agreements outstanding at March 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
270	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$6	$(4,220)	$(4,226)

Interest rate swap agreements outstanding at March 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	715	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$4,843	$2,681	$(2,162)
	9,880	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(3,767)	52,169	55,936
	1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,120)	9,684	10,804
	3,615	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,017	15,898	14,881
	5,545	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	3,250	28,411	25,161
	2,755	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	726	8,909	8,183
	1,270	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	16	2,141	2,125
	425	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	—	—	—
	4,030	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(12,647)	(12,647)
	235	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(65)	(357)	(292)
	2,400	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(66,194)	(66,194)
	115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(197)	(197)
	790	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(14,222)	47,417	61,639
	2,790	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	138,418	175,603	37,185
	946	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	90	18,895	18,805
	610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,555	19,638	18,083
	1,469	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(1,707)	44,343	46,050
	375	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(3,436)	10,984	14,420
	850	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,674)	23,992	25,666
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	15,926	15,926

See Notes to Financial Statements.

Prudential Balanced Fund	81

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Interest rate swap agreements outstanding at March 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
4,805	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	$14,820	$152,566	$137,746
3,435	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	6,488	107,913	101,425
2,215	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	6,716	52,445	45,729
1,605	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(8,607)	(8,607)
300	02/14/25	—(3)	—(3)	—	558	558
930	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	157	32,583	32,426
3,430	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	85	125,664	125,579
921	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	12,290	39,701	27,411
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	14,407	13,912
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	8,363	8,363
655	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(362)	15,160	15,522
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	4,452	4,452
1,055	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(7,015)	(76,182)	(69,167)

				$157,598	$866,319	$708,721

Securities with a combined market value of $998,151 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

82

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$336,034,119	$29,219,962	$—
Exchange Traded Fund	940,680	—	—
Preferred Stocks	215,520	171,116	—
Rights	—	—	2,845
Asset-Backed Securities
Automobiles	—	12,506,718	—
Collateralized Loan Obligations	—	6,557,237	—
Consumer Loans	—	2,273,515	—
Credit Cards	—	4,231,132	—
Equipment	—	1,174,253	—
Home Equity Loans	—	490,745	—
Other	—	106,210	—
Residential Mortgage-Backed Securities	—	5,507,333	—
Student Loans	—	3,195,433	—
Commercial Mortgage-Backed Securities	—	35,634,314	—
Corporate Bonds	—	56,911,546	—
Municipal Bonds	—	2,924,328	—
Residential Mortgage-Backed Securities	—	7,440,328	248,738
Sovereign Bonds	—	7,013,001	—
U.S. Government Agency Obligations	—	51,208,700	—
U.S. Treasury Obligations	—	16,289,832	—
Affiliated Mutual Funds	32,859,511	—	—
Other Financial Instruments*
Futures Contracts	435,426	—	—
OTC Forward Foreign Currency Exchange Contract	—	9,699	—
Centrally Cleared Inflation Swaps Agreements	—	(4,226)	—
Centrally Cleared Interest Rate Swap Agreements	—	708,721	—

Total	$370,485,256	$243,569,897	$251,583

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Balanced Fund	83

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

U.S. Government Agency Obligations	8.6%
Banks	7.0
Commercial Mortgage-Backed Securities	6.0
Affiliated Mutual Funds (including 0.0% of collateral for securities on loan)	5.5
Software	3.6
Internet Software & Services	2.9
Oil, Gas & Consumable Fuels	2.9
Pharmaceuticals	2.8
Semiconductors & Semiconductor Equipment	2.8
Automobiles	2.7
U.S. Treasury Obligations	2.7
Technology Hardware, Storage & Peripherals	2.6
Residential Mortgage-Backed Securities	2.2
Health Care Equipment & Supplies	2.1
Aerospace & Defense	2.1
IT Services	2.0
Health Care Providers & Services	1.9
Biotechnology	1.9
Insurance	1.6
Machinery	1.6
Internet & Direct Marketing Retail	1.6
Capital Markets	1.6
Media	1.6
Chemicals	1.5
Diversified Telecommunication Services	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Hotels, Restaurants & Leisure	1.2
Sovereign Bonds	1.2
Beverages	1.2
Industrial Conglomerates	1.1
Collateralized Loan Obligations	1.1
Electric	1.1
Food & Staples Retailing	1.1
Diversified Financial Services	1.1
Food Products	0.9
Specialty Retail	0.9
Consumer Finance	0.8
Metals & Mining	0.7
Credit Cards	0.7
Road & Rail	0.7
Multiline Retail	0.7
Electric Utilities	0.6
Oil & Gas	0.6
Tobacco	0.6
Student Loans	0.5
Textiles, Apparel & Luxury Goods	0.5
Municipal Bonds	0.5%
Real Estate Management & Development	0.5
Household Products	0.5
Independent Power & Renewable Electricity Producers	0.5
Life Sciences Tools & Services	0.4
Air Freight & Logistics	0.4
Electrical Equipment	0.4
Consumer Loans	0.4
Auto Components	0.3
Communications Equipment	0.3
Auto Manufacturers	0.3
Healthcare-Products	0.3
Pipelines	0.3
Trading Companies & Distributors	0.3
Energy Equipment & Services	0.3
Computers	0.3
Electronic Equipment, Instruments & Components	0.3
Healthcare-Services	0.3
Telecommunications	0.2
Gas Utilities	0.2
Distributors	0.2
Equipment	0.2
Commercial Services	0.2
Lodging	0.2
Multi-Utilities	0.2
Retail	0.2
Airlines	0.1
Exchange Traded Fund	0.1
Building Products	0.1
Multi-National	0.1
Household Durables	0.1
Containers & Packaging	0.1
Personal Products	0.1
Agriculture	0.1
Professional Services	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Mining	0.1
Gas	0.1
Commercial Services & Supplies	0.1
Packaging & Containers	0.1
Construction & Engineering	0.1
Transportation	0.1
Semiconductors	0.1
Wireless Telecommunication Services	0.1
Home Equity Loans	0.1
Thrifts & Mortgage Finance	0.1

See Notes to Financial Statements.

84

Industry (cont’d.)

Forest Products & Paper	0.1%
Miscellaneous Manufacturing	0.1
Foods	0.1
Paper & Forest Products	0.1
Oil & Gas Services	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1
Building Materials	0.1
Construction Materials	0.0	*
Health Care Technology	0.0	*
Water Utilities	0.0	*
Transportation Infrastructure	0.0	*
Engineering & Construction	0.0	%*
Real Estate Investment Trusts (REITs)	0.0	*
Machinery-Diversified	0.0	*
Other	0.0	*
Housewares	0.0	*
Marine	0.0	*
Independent Power Producers & Energy Traders	0.0	*

	103.0
Liabilities in excess of other assets	(3.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2018, as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$1,634	*	Due from/to broker—variation margin futures	$88,280	*
Equity contracts	Unaffiliated investments	2,845		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,699		—	—
Interest rate contracts	Due from/to broker—variation margin futures	654,046	*	Due from/to broker—variation margin futures	131,974	*
Interest rate contracts	Due from/to broker—variation margin swaps	867,987	*	Due from/to broker—variation margin swaps	163,492	*

Total		$1,536,211			$383,746

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Balanced Fund	85

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$7,342	$700	$—	$—	$—
Equity contracts	448	—	—	190,924	—	—
Foreign exchange contracts	—	—	—	—	(26,544)	—
Interest rate contracts	—	(147,504)	68,115	(1,738,684)	—	(10,172)

Total	$448	$(140,162)	$68,815	$(1,547,760)	$(26,544)	$(10,172)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$(3,242)	$(202)	$—	$—	$—
Equity contracts	(145)	—	—	(132,832)	—	—
Foreign exchange contracts	—	—	—	—	14,339	—
Interest rate contracts	—	78,339	(34,396)	679,509	—	741,377

Total	$(145)	$75,097	$(34,598)	$546,677	$14,339	$741,377

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2018, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Sold(3)	Interest Rate Swap Agreements(2)	Inflation Swap Agreements(2)
$32,454	$740,000	$87,359,790	$22,947,090	$841,663	$58,245,221	$180,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

See Notes to Financial Statements.

86

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$87,125	$(87,125)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Citigroup Global Markets	$9,699	$—	$9,699	$—	$9,699

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Balanced Fund	87

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Investments at value, including securities on loan of $87,125:
Unaffiliated investments (cost $501,108,134)	$580,297,605
Affiliated investments (cost $33,746,606)	32,859,511
Cash	105,442
Foreign currency, at value (cost $540,420)	587,805
Receivable for investments sold	19,198,551
Dividends and interest receivable	1,587,895
Receivable for Series shares sold	1,004,259
Due from broker—variation margin futures	91,090
Tax reclaim receivable	70,341
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,699
Prepaid expenses	2,216

Total Assets	635,814,414

Liabilities
Payable for investments purchased	39,174,247
Payable for Series shares reacquired	576,364
Management fee payable	328,074
Accrued expenses and other liabilities	227,029
Distribution fee payable	169,542
Payable to broker for collateral for securities on loan	90,589
Affiliated transfer agent fee payable	56,691
Due to broker—variation margin swaps	26,457

Total Liabilities	40,648,993

Net Assets	$595,165,421

Net assets were comprised of:
Common stock, at par	$38,083
Paid-in capital in excess of par	507,104,751

507,142,834
Undistributed net investment income	320,284
Accumulated net realized gain on investment and foreign currency transactions	8,200,636
Net unrealized appreciation on investments and foreign currencies	79,501,667

Net assets, March 31, 2018	$595,165,421

See Notes to Financial Statements.

88

Class A
Net asset value and redemption price per share ($346,806,110 ÷ 22,252,669 shares of common stock issued and outstanding)	$15.58
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.49

Class B
Net asset value, offering price and redemption price per share
($10,192,376 ÷ 650,019 shares of common stock issued and outstanding)	$15.68

Class C
Net asset value, offering price and redemption price per share
($82,312,553 ÷ 5,249,662 shares of common stock issued and outstanding)	$15.68

Class R
Net asset value, offering price and redemption price per share
($1,827,349 ÷ 117,185 shares of common stock issued and outstanding)	$15.59

Class Z
Net asset value, offering price and redemption price per share
($153,994,099 ÷ 9,811,509 shares of common stock issued and outstanding)	$15.70

Class Q
Net asset value, offering price and redemption price per share
($32,934 ÷ 2,098 shares of common stock issued and outstanding)	$15.70

See Notes to Financial Statements.

Prudential Balanced Fund	89

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $31,679)	$3,310,900
Interest income	2,957,033
Affiliated dividend income	364,995
Income from securities lending, net (including affiliated income of $241)	8,259

Total income	6,641,187

Expenses
Management fee	1,918,119
Distribution fee(a)	984,605
Transfer agent’s fees and expenses (affiliated expense of $134,471)(a)	362,314
Custodian and accounting fees	140,904
Registration fees(a)	41,773
Shareholders’ reports	30,522
Audit fee	22,498
Legal fees and expenses	10,372
Directors’ fees	8,726
Miscellaneous	65,687

Total expenses	3,585,520
Less: Fee waiver and/or expense reimbursement(a)	(50,139)
Distribution fee waiver(a)	(2,087)

Net expenses	3,533,294

Net investment income (loss)	3,107,893

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $991)	14,669,862
Futures transactions	(1,547,760)
Forward currency contracts transactions	(26,544)
Options written transactions	68,815
Swap agreement transactions	(10,172)
Foreign currency transactions	(7,474)

13,146,727

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of: ($90,116))	(2,376,353)
Futures	546,677
Forward currency contracts	14,339
Options written	(34,598)
Swap agreements	741,377
Foreign currencies	28,215

(1,080,343)

Net gain (loss) on investment and foreign currency transactions	12,066,384

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,174,277

See Notes to Financial Statements.

90

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class Q
Distribution fee	524,258	55,183	398,942	6,222	—	—
Transfer agent’s fees and expenses	217,454	13,600	37,560	2,363	91,301	36
Registration fees	8,978	6,125	6,911	6,805	6,466	6,488
Fee waiver and/or expense reimbursement	(24,123)	(1,104)	—	(5,951)	(12,442)	(6,519)
Distribution fee waiver	—	—	—	(2,087)	—	—

See Notes to Financial Statements.

Prudential Balanced Fund	91

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,107,893	$5,677,328
Net realized gain (loss) on investment and foreign currency transactions	13,146,727	23,149,783
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,080,343)	26,791,672

Net increase (decrease) in net assets resulting from operations	15,174,277	55,618,783

Dividends and Distributions
Dividends from net investment income
Class A	(1,964,669)	(3,839,217)
Class B	(12,281)	(52,670)
Class C	(167,073)	(305,032)
Class R	(5,823)	(9,532)
Class Z	(1,056,162)	(1,731,154)
Class Q	(112)	—

	(3,206,120)	(5,937,605)

Distributions from net realized gains
Class A	(14,743,277)	(10,385,532)
Class B	(465,067)	(370,499)
Class C	(3,313,753)	(1,928,302)
Class R	(68,936)	(23,286)
Class Z	(6,197,978)	(3,104,100)
Class Q	(420)	—

	(24,789,431)	(15,811,719)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	59,964,920	125,968,668
Net asset value of shares issued in reinvestment of dividends and distributions	26,605,556	20,632,637
Cost of shares reacquired	(48,653,865)	(97,656,581)

Net increase (decrease) in net assets from Series share transactions	37,916,611	48,944,724

Total increase (decrease)	25,095,337	82,814,183

Net Assets:
Beginning of period	570,070,084	487,255,901

End of period(a)	$595,165,421	$570,070,084

(a) Includes undistributed/(distributions in excess of) net investment income of:	$320,284	$418,511

See Notes to Financial Statements.

92

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of six series: Prudential Balanced Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund, each of which are diversified funds and Prudential Conservative Allocation Fund, Prudential Growth Allocation Fund and Prudential Moderate Allocation Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund. These financial statements relate only to the Prudential Balanced Fund (the “Series”).

The investment objective of the Series is to seek income and long-term growth of capital.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

Prudential Balanced Fund	93

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield

94

spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Prudential Balanced Fund	95

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Series purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Series. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Series could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized

96

foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Prudential Balanced Fund	97

Notes to Financial Statements (unaudited) (continued)

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Series may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating

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factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Series, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Prudential Balanced Fund	99

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2018, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Series to meet their obligations may be

100

affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Series invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Balanced Fund	101

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Company, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with each of PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit, and Quantitative Management Associates LLC (“QMA”). Each subadvisory agreement provides that PGIM, Inc. and QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. and QMA are obligated to keep certain books and records of the Series. PGIM Investments pays for the services of PGIM, Inc. and QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion and 0.60% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the six months ended March 31, 2018.

PGIM Investments entered into a contractual agreement that waives management fees in an amount up to 0.02% of the Series’ average daily net assets through January 31, 2019, to the extent that the Series’ net annual operating expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed 0.86% of the Series’ average daily net assets on an annualized basis. Separately, PGIM Investments has contractually agreed, through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual Series Operating Expenses to exceed 0.88% of average daily

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net assets for Class Q shares or 1.63% of average daily net assets for Class R shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.63%, for the six months ended March 31, 2018.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class Q shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or services fees are paid to PIMS as distributor of the Class Z and Class Q shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2019 to limit such fees to 0.50% of the average daily net assets of Class R shares.

PIMS has advised the Series that it has received $293,417 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2018 it received $3,879 and $7,548 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class B shareholders, respectively.

PGIM Investments, PGIM, Inc., PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act,

Prudential Balanced Fund	103

Notes to Financial Statements (unaudited) (continued)

that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended March 31, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Series also invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended March 31, 2018, PGIM, Inc. was compensated $413 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Funds and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended March 31, 2018, were $405,594,497 and $392,344,787, respectively.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2018 were as follows:

Tax Basis	$536,497,198

Gross Unrealized Appreciation	92,243,866
Gross Unrealized Depreciation	(14,434,328)

Net Unrealized Appreciation	$77,809,538

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z and Class Q shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class Q shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of common stock at $0.001 par value per shares. There are 923 million shares authorized for the Series, divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class Q and Class T common stock, each of which consists of 125 million, 3 million, 25 million, 125 million, 280 million, 290 million and 75 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

As of March 31, 2018, Prudential, through its affiliates, owned 638 Class Q shares of the Series. At reporting period end, three shareholders of record held 30% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	1,067,680	$17,079,365
Shares issued in reinvestment of dividends and distributions	1,043,616	16,416,963
Shares reacquired	(1,450,541)	(23,252,831)

Net increase (decrease) in shares outstanding before conversion	660,755	10,243,497
Shares issued upon conversion from other share class(es)	57,839	929,480
Shares reacquired upon conversion into other share class(es)	(32,658)	(520,289)

Net increase (decrease) in shares outstanding	685,936	$10,652,688

Year ended September 30, 2017:
Shares sold	2,514,509	$37,992,401
Shares issued in reinvestment of dividends and distributions	937,107	13,911,744
Shares reacquired	(3,058,535)	(46,399,474)

Net increase (decrease) in shares outstanding before conversion	393,081	5,504,671
Shares issued upon conversion from other share class(es)	152,354	2,334,216
Shares reacquired upon conversion into other share class(es)	(618,239)	(9,279,826)

Net increase (decrease) in shares outstanding	(72,804)	$(1,440,939)

Prudential Balanced Fund	105

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended March 31, 2018:
Shares sold	31,440	$510,944
Shares issued in reinvestment of dividends and distributions	28,893	457,390
Shares reacquired	(55,900)	(897,330)

Net increase (decrease) in shares outstanding before conversion	4,433	71,004
Shares reacquired upon conversion into other share class(es)	(43,349)	(706,526)

Net increase (decrease) in shares outstanding	(38,916)	$(635,522)

Year ended September 30, 2017:
Shares sold	80,892	$1,226,822
Shares issued in reinvestment of dividends and distributions	27,001	401,662
Shares reacquired	(118,638)	(1,802,332)

Net increase (decrease) in shares outstanding before conversion	(10,745)	(173,848)
Shares reacquired upon conversion into other share class(es)	(102,859)	(1,589,127)

Net increase (decrease) in shares outstanding	(113,604)	$(1,762,975)

Class C
Six months ended March 31, 2018:
Shares sold	863,616	$13,902,090
Shares issued in reinvestment of dividends and distributions	208,853	3,306,723
Shares reacquired	(448,633)	(7,195,585)

Net increase (decrease) in shares outstanding before conversion	623,836	10,013,228
Shares reacquired upon conversion into other share class(es)	(25,899)	(415,424)

Net increase (decrease) in shares outstanding	597,937	$9,597,804

Year ended September 30, 2017:
Shares sold	1,841,293	$28,019,593
Shares issued in reinvestment of dividends and distributions	136,892	2,036,756
Shares reacquired	(887,964)	(13,559,270)

Net increase (decrease) in shares outstanding before conversion	1,090,221	16,497,079
Shares reacquired upon conversion into other share class(es)	(249,204)	(3,810,107)

Net increase (decrease) in shares outstanding	841,017	$12,686,972

Class R
Six months ended March 31, 2018:
Shares sold	36,326	$587,938
Shares issued in reinvestment of dividends and distributions	3,217	50,654
Shares reacquired	(13,779)	(222,909)

Net increase (decrease) in shares outstanding	25,764	$415,683

Year ended September 30, 2017:
Shares sold	49,000	$754,000
Shares issued in reinvestment of dividends and distributions	1,309	19,489
Shares reacquired	(7,075)	(106,903)

Net increase (decrease) in shares outstanding	43,234	$666,586

106

Class Z	Shares	Amount
Six months ended March 31, 2018:
Shares sold	1,725,623	$27,851,229
Shares issued in reinvestment of dividends and distributions	402,262	6,373,294
Shares reacquired	(1,059,026)	(17,085,206)

Net increase (decrease) in shares outstanding before conversion	1,068,859	17,139,317
Shares issued upon conversion from other share class(es)	57,536	923,791
Shares reacquired upon conversion into other share class(es)	(13,393)	(211,032)

Net increase (decrease) in shares outstanding	1,113,002	$17,852,076

Year ended September 30, 2017:
Shares sold	3,809,479	$57,975,852
Shares issued in reinvestment of dividends and distributions	284,391	4,262,986
Shares reacquired	(2,344,631)	(35,788,602)

Net increase (decrease) in shares outstanding before conversion	1,749,239	26,450,236
Shares issued upon conversion from other shares class(es)	817,647	12,394,597
Shares reacquired upon conversion into other share class(es)	(3,199)	(49,753)

Net increase (decrease) in shares outstanding	2,563,687	$38,795,080

Class Q
Period ended March 31, 2018*:
Shares sold	2,064	$33,354
Shares issued in reinvestment of dividends and distributions	34	532
Shares reacquired	—	(4)

Net increase (decrease) in shares outstanding	2,098	$33,882

*	Commencement of offering was November 28, 2017

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios

Prudential Balanced Fund	107

Notes to Financial Statements (unaudited) (continued)

may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended March 31, 2018.

108

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.93		$14.99	$14.67	$16.45	$14.70	$13.37
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.18	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investment transactions	0.34		1.43	1.25	(0.09)	1.76	1.34
Total from investment operations	0.43		1.60	1.43	0.09	1.96	1.55
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.18)	(0.19)	(0.33)	(0.21)	(0.22)
Distributions from net realized gains	(0.69)		(0.48)	(0.92)	(1.54)	-	-
Total dividends and distributions	(0.78)		(0.66)	(1.11)	(1.87)	(0.21)	(0.22)
Net asset value, end of period	$15.58		$15.93	$14.99	$14.67	$16.45	$14.70
Total Return(b):	2.68%		10.99%	10.15%	0.17%	13.43%	11.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$346,806		$343,550	$324,422	$295,456	$303,153	$281,499
Average net assets (000)	$350,465		$332,088	$308,458	$309,664	$295,552	$273,250
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.16%	(e)	1.18%	1.23%	1.23%	1.22%	1.22%
Expenses before waivers and/or expense reimbursement	1.17%	(e)	1.20%	1.25%	1.25%	1.24%	1.24%
Net investment income (loss)	1.09%	(e)	1.11%	1.23%	1.16%	1.27%	1.50%
Portfolio turnover rate(d)	73%	(f)	180%	230%	216%	215%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	109

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.02		$15.08	$14.75	$16.45	$14.71	$13.38
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.06	0.08	0.07	0.09	0.11
Net realized and unrealized gain (loss) on investment transactions	0.36		1.43	1.25	(0.09)	1.75	1.35
Total from investment operations	0.37		1.49	1.33	(0.02)	1.84	1.46
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.07)	(0.08)	(0.14)	(0.10)	(0.13)
Distributions from net realized gains	(0.69)		(0.48)	(0.92)	(1.54)	-	-
Total dividends and distributions	(0.71)		(0.55)	(1.00)	(1.68)	(0.10)	(0.13)
Net asset value, end of period	$15.68		$16.02	$15.08	$14.75	$16.45	$14.71
Total Return(b):	2.27%		10.16%	9.41%	(0.49)%	12.60%	11.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,192		$11,040	$12,101	$12,376	$14,899	$13,222
Average net assets (000)	$11,067		$11,624	$12,405	$14,068	$14,806	$11,466
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.08%	(e)	1.88%	1.93%	1.93%	1.92%	1.92%
Expenses before waivers and/or expense reimbursement	2.10%	(e)	1.90%	1.95%	1.95%	1.94%	1.94%
Net investment income (loss)	0.17%	(e)	0.41%	0.54%	0.46%	0.57%	0.80%
Portfolio turnover rate(d)	73%	(f)	180%	230%	216%	215%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

110

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.02		$15.08	$14.74	$16.45	$14.71	$13.37
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06	0.08	0.07	0.09	0.11
Net realized and unrealized gain (loss) on investment transactions	0.36		1.43	1.26	(0.10)	1.75	1.36
Total from investment operations	0.39		1.49	1.34	(0.03)	1.84	1.47
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.07)	(0.08)	(0.14)	(0.10)	(0.13)
Distributions from net realized gains	(0.69)		(0.48)	(0.92)	(1.54)	-	-
Total dividends and distributions	(0.73)		(0.55)	(1.00)	(1.68)	(0.10)	(0.13)
Net asset value, end of period	$15.68		$16.02	$15.08	$14.74	$16.45	$14.71
Total Return(b):	2.37%		10.16%	9.49%	(0.56)%	12.60%	11.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,313		$74,527	$57,448	$30,093	$20,838	$15,926
Average net assets (000)	$80,008		$66,532	$43,525	$26,353	$17,899	$12,912
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.86%	(e)	1.88%	1.93%	1.93%	1.92%	1.92%
Expenses before waivers and/or expense reimbursement	1.86%	(e)	1.90%	1.95%	1.95%	1.94%	1.94%
Net investment income (loss)	0.40%	(e)	0.41%	0.53%	0.47%	0.58%	0.79%
Portfolio turnover rate(d)	73%	(f)	180%	230%	216%	215%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	111

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.94		$15.00	$14.68	$16.43	$14.69	$13.36
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.14	0.15	0.15	0.17	0.18
Net realized and unrealized gain (loss) on investment transactions	0.35		1.43	1.25	(0.09)	1.75	1.35
Total from investment operations	0.40		1.57	1.40	0.06	1.92	1.53
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.15)	(0.16)	(0.27)	(0.18)	(0.20)
Distributions from net realized gains	(0.69)		(0.48)	(0.92)	(1.54)	-	-
Total dividends and distributions	(0.75)		(0.63)	(1.08)	(1.81)	(0.18)	(0.20)
Net asset value, end of period	$15.59		$15.94	$15.00	$14.68	$16.43	$14.69
Total Return(b):	2.46%		10.77%	9.93%	0.02%	13.16%	11.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,827		$1,457	$723	$553	$482	$305
Average net assets (000)	$1,674		$947	$739	$528	$395	$273
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	(e)	1.38%	1.43%	1.43%	1.42%	1.42%
Expenses before waivers and/or expense reimbursement	2.59%	(e)	1.65%	1.70%	1.70%	1.69%	1.69%
Net investment income (loss)	0.62%	(e)	0.92%	1.04%	0.96%	1.08%	1.30%
Portfolio turnover rate(d)	73%	(f)	180%	230%	216%	215%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

112

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.04		$15.09	$14.75	$16.57	$14.80	$13.46
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.22	0.23	0.25	0.25
Net realized and unrealized gain (loss) on investment transactions	0.36		1.43	1.27	(0.10)	1.77	1.35
Total from investment operations	0.47		1.65	1.49	0.13	2.02	1.60
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.23)	(0.41)	(0.25)	(0.26)
Distributions from net realized gains	(0.69)		(0.48)	(0.92)	(1.54)	-	-
Total dividends and distributions	(0.81)		(0.70)	(1.15)	(1.95)	(0.25)	(0.26)
Net asset value, end of period	$15.70		$16.04	$15.09	$14.75	$16.57	$14.80
Total Return(b):	2.88%		11.32%	10.57%	0.41%	13.80%	12.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$153,994		$139,497	$92,562	$63,516	$98,321	$85,068
Average net assets (000)	$148,591		$118,555	$79,518	$59,423	$89,928	$70,535
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.86%	(e)	0.88%	0.93%	0.93%	0.92%	0.92%
Expenses before waivers and/or expense reimbursement	0.88%	(e)	0.90%	0.95%	0.95%	0.94%	0.94%
Net investment income (loss)	1.39%	(e)	1.41%	1.53%	1.45%	1.57%	1.76%
Portfolio turnover rate(d)	73%	(f)	180%	230%	216%	215%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	113

Financial Highlights (unaudited) (continued)

Class Q Shares
	November 28, 2017(e) through March 31,
	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.04)
Total from investment operations	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.12)
Distributions from net realized gains	(0.69)
Total dividends and distributions	(0.81)
Net asset value, end of period	$15.70
Total Return(b):	0.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33
Average net assets (000)	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.88%	(f)
Expenses before waivers and/or expense reimbursement	141.45%	(f)
Net investment income (loss)	1.43%	(f)
Portfolio turnover rate(d)	73%	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Commencement of offering.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

114

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL BALANCED FUND

SHARE CLASS	A	B	C	R	Z	Q
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX	PIBQX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859	74437E461

MF185 E2

PRUDENTIAL JENNISON

EQUITY OPPORTUNITY FUND

SEMIANNUAL REPORT

MARCH 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Jennison Equity Opportunity Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Jennison Equity Opportunity Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Opportunity Fund informative and useful. The report covers performance for the six-month period ended March 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Opportunity Fund

May 15, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Jennison Equity Opportunity Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	7.23	4.74	10.30	8.58	—
Class B	6.71	5.24	10.62	8.43	—
Class C	6.83	9.10	10.77	8.43	—
Class R	6.96	10.46	11.31	8.96	—
Class Z	7.35	11.14	11.89	9.53	—
Class Q	7.36	11.25	N/A	N/A	8.71 (11/25/14)
S&P 500 Index
	5.84	13.98	13.29	9.49	—
Lipper Customized Blend Funds Average**
	4.45	11.26	10.90	8.01	—
Lipper Multi-Cap Core Funds Average**
	5.06	12.48	11.22	8.20	—

* Not Annualized

**The Lipper Customized Blend Funds Average is a blend of the Lipper Multi-Cap Core Funds and Lipper Multi-Cap Value Funds Averages. The Lipper Customized Blend Funds Average was utilized because the Fund’s manager believes that a blend of the Lipper Multi-Cap Core Funds and Lipper Multi-Cap Value Funds Averages provides a more appropriate basis for Fund performance comparisons, although Lipper classifies the Fund in its Multi-Cap Core Funds universe.

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class R**	Class Z**	Class Q***
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 3 of this report for more information.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 9.87%.

Lipper Customized Blend Funds Average—The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Funds and Lipper Multi-Cap Core Funds Averages. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 7.35%.

Lipper Multi-Cap Core Funds Average—The Lipper Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Core Funds universe for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their

Prudential Jennison Equity Opportunity Fund	9

Your Fund’s Performance (continued)

equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Core Funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. The average annual total return for the Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 7.66%.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. The average annual total return for the Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 3/31/18 is 6.69%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 3/31/18 (%)
JPMorgan Chase & Co., Banks	2.4
Twenty-First Century Fox, Inc., Media	2.3
Tapestry, Inc., Textiles, Apparel & Luxury Goods	2.2
Bank of America Corp., Banks	2.1
Microsoft Corp., Software	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/18 (%)
Banks	10.7
Hotels, Restaurants & Leisure	9.3
Software	8.4
Media	6.6
Pharmaceuticals	6.2

Industry weightings reflect only long-term investments and are subject to change.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison Equity Opportunity Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,072.30	1.06%	$5.48
	Hypothetical	$1,000.00	$1,019.65	1.06%	$5.34
Class B	Actual	$1,000.00	$1,067.10	2.03%	$10.46
	Hypothetical	$1,000.00	$1,014.81	2.03%	$10.20
Class C	Actual	$1,000.00	$1,068.30	1.79%	$9.23
	Hypothetical	$1,000.00	$1,016.01	1.79%	$9.00
Class R	Actual	$1,000.00	$1,069.60	1.53%	$7.89
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70
Class Z	Actual	$1,000.00	$1,073.50	0.76%	$3.93
	Hypothetical	$1,000.00	$1,021.14	0.76%	$3.83
Class Q	Actual	$1,000.00	$1,073.60	0.72%	$3.72
	Hypothetical	$1,000.00	$1,021.34	0.72%	$3.63

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Aerospace & Defense 1.4%
United Technologies Corp.	46,785	$5,886,489

Airlines 1.3%
Delta Air Lines, Inc.	99,928	5,477,054

Banks 10.7%
Bank of America Corp.	300,660	9,016,794
BB&T Corp.	141,653	7,371,622
Citigroup, Inc.	89,205	6,021,338
JPMorgan Chase & Co.	91,994	10,116,580
Pinnacle Financial Partners, Inc.	66,207	4,250,489
PNC Financial Services Group, Inc. (The)	55,796	8,438,587

		45,215,410

Biotechnology 4.1%
Alexion Pharmaceuticals, Inc.*	34,372	3,831,103
Biogen, Inc.*	14,821	4,058,286
BioMarin Pharmaceutical, Inc.*	67,525	5,474,252
Shire PLC, ADR	26,684	3,986,323

		17,349,964

Capital Markets 3.5%
Goldman Sachs Group, Inc. (The)	31,022	7,813,201
Morgan Stanley	128,366	6,926,629

		14,739,830

Commercial Services & Supplies 1.1%
Mobile Mini, Inc.	105,679	4,597,036

Diversified Consumer Services 1.7%
Houghton Mifflin Harcourt Co.*	468,398	3,255,366
Laureate Education, Inc. (Class A Stock)*	296,374	4,075,143

		7,330,509

Electrical Equipment 1.2%
Emerson Electric Co.	71,993	4,917,122

Electronic Equipment, Instruments & Components 2.5%
Benchmark Electronics, Inc.	117,166	3,497,405
FLIR Systems, Inc.	141,867	7,094,769

		10,592,174

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 1.8%
Halliburton Co.	165,413	$7,764,486

Equity Real Estate Investment Trusts (REITs) 1.0%
CoreCivic, Inc.	205,248	4,006,441

Food & Staples Retailing 1.2%
Walmart, Inc.	56,763	5,050,204

Food Products 2.1%
Conagra Brands, Inc.	70,850	2,612,948
Mondelez International, Inc. (Class A Stock)	149,643	6,244,602

		8,857,550

Health Care Equipment & Supplies 0.7%
Siemens Healthineers AG (Germany), 144A*	70,434	2,894,631

Health Care Providers & Services 1.4%
Cigna Corp.	34,244	5,744,089

Holding Companies—Diversified 0.7%
TPG Pace Holdings Corp.*	297,321	3,112,951

Hotels, Restaurants & Leisure 9.3%
Carnival Corp.	73,907	4,846,821
Hyatt Hotels Corp. (Class A Stock)	108,942	8,307,917
International Game Technology PLC	190,948	5,104,040
MGM Resorts International	193,580	6,779,172
Playa Hotels & Resorts N.V.*	490,360	5,011,479
SeaWorld Entertainment, Inc.*(a)	256,521	3,804,206
Wendy’s Co. (The)	301,966	5,299,503

		39,153,138

Insurance 3.4%
Brighthouse Financial, Inc.*	79,833	4,103,416
Chubb Ltd.	23,677	3,238,304
MetLife, Inc.	147,735	6,779,559

		14,121,279

Internet & Direct Marketing Retail 1.1%
Liberty Interactive Corp. QVC Group (Class A Stock)*	181,761	4,574,924

Internet Software & Services 1.8%
Alphabet, Inc. (Class C Stock)*	7,267	7,498,018

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services 1.2%
Teradata Corp.*	130,530	$5,178,125

Machinery 1.9%
Caterpillar, Inc.	16,914	2,492,785
Trinity Industries, Inc.	164,163	5,356,639

		7,849,424

Media 6.6%
Comcast Corp. (Class A Stock)	111,637	3,814,636
Liberty Global PLC (United Kingdom) (Class C Stock)*	146,123	4,446,523
Live Nation Entertainment, Inc.*	80,947	3,411,107
Twenty-First Century Fox, Inc. (Class A Stock)	263,850	9,680,657
Viacom, Inc. (Class B Stock)	207,690	6,450,851

		27,803,774

Metals & Mining 3.1%
Agnico Eagle Mines Ltd. (Canada)	116,694	4,909,317
Rio Tinto PLC (United Kingdom), ADR	104,198	5,369,323
United States Steel Corp.	83,113	2,924,746

		13,203,386

Multi-Utilities 1.1%
Sempra Energy	41,170	4,578,927

Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	105,591	6,378,752
Andeavor	25,160	2,530,090
Arch Coal, Inc. (Class A Stock)	29,178	2,680,875
Concho Resources, Inc.*	28,989	4,357,916
Noble Energy, Inc.	209,546	6,349,244

		22,296,877

Pharmaceuticals 6.2%
Allergan PLC	36,283	6,106,066
Bristol-Myers Squibb Co.	125,586	7,943,314
Merck & Co., Inc.	54,940	2,992,582
Mylan NV*	145,927	6,007,815
Pfizer, Inc.	84,236	2,989,536

		26,039,313

Road & Rail 3.0%
Schneider National, Inc. (Class B Stock)	201,440	5,249,526
Union Pacific Corp.	53,995	7,258,548

		12,508,074

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	148,561	$7,737,057
QUALCOMM, Inc.	93,203	5,164,378
Versum Materials, Inc.	55,696	2,095,841

		14,997,276

Software 8.4%
BlackBerry Ltd. (Canada)*	316,083	3,634,954
Fortinet, Inc.*	83,031	4,448,801
Guidewire Software, Inc.*	31,410	2,538,870
Microsoft Corp.	96,329	8,791,948
Oracle Corp.	119,818	5,481,673
PTC, Inc.*	70,073	5,466,395
Verint Systems, Inc.*	121,531	5,177,221

		35,539,862

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	39,363	6,604,324
Diebold Nixdorf, Inc.(a)	126,665	1,950,641

		8,554,965

Textiles, Apparel & Luxury Goods 3.7%
Lululemon Athletica, Inc.*	69,560	6,199,187
Tapestry, Inc.	175,253	9,220,060

		15,419,247

Trading Companies & Distributors 1.1%
Univar, Inc.*	168,017	4,662,472

TOTAL LONG-TERM INVESTMENTS (cost $325,551,148)		417,515,021

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,246,950	1,246,950
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $5,759,697; includes $5,750,129 of cash collateral for securities on loan)(b)(w)	5,760,169	5,759,016

TOTAL SHORT-TERM INVESTMENTS (cost $7,006,647)		7,005,966

TOTAL INVESTMENTS 100.8% (cost $332,557,795)		424,520,987
Liabilities in excess of other assets (0.8)%		(3,533,663)

NET ASSETS 100.0%		$420,987,324

See Notes to Financial Statements.

16

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,746,120; cash collateral of $5,750,129 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,886,489	$—	$—
Airlines	5,477,054	—	—
Banks	45,215,410	—	—
Biotechnology	17,349,964	—	—
Capital Markets	14,739,830	—	—
Commercial Services & Supplies	4,597,036	—	—
Diversified Consumer Services	7,330,509	—	—
Electrical Equipment	4,917,122	—	—
Electronic Equipment, Instruments & Components	10,592,174	—	—
Energy Equipment & Services	7,764,486	—	—
Equity Real Estate Investment Trusts (REITs)	4,006,441	—	—
Food & Staples Retailing	5,050,204	—	—

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food Products	$8,857,550	$—	$—
Health Care Equipment & Supplies	—	2,894,631	—
Health Care Providers & Services	5,744,089	—	—
Holding Companies—Diversified	—	3,112,951	—
Hotels, Restaurants & Leisure	39,153,138	—	—
Insurance	14,121,279	—	—
Internet & Direct Marketing Retail	4,574,924	—	—
Internet Software & Services	7,498,018	—	—
IT Services	5,178,125	—	—
Machinery	7,849,424	—	—
Media	27,803,774	—	—
Metals & Mining	13,203,386	—	—
Multi-Utilities	4,578,927	—	—
Oil, Gas & Consumable Fuels	22,296,877	—	—
Pharmaceuticals	26,039,313	—	—
Road & Rail	12,508,074	—	—
Semiconductors & Semiconductor Equipment	14,997,276	—	—
Software	35,539,862	—	—
Technology Hardware, Storage & Peripherals	8,554,965	—	—
Textiles, Apparel & Luxury Goods	15,419,247	—	—
Trading Companies & Distributors	4,662,472	—	—
Affiliated Mutual Funds	7,005,966	—	—

Total	$418,513,405	$6,007,582	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Banks	10.7%
Hotels, Restaurants & Leisure	9.3
Software	8.4
Media	6.6
Pharmaceuticals	6.2
Oil, Gas & Consumable Fuels	5.3
Biotechnology	4.1
Textiles, Apparel & Luxury Goods	3.7
Semiconductors & Semiconductor Equipment	3.6
Capital Markets	3.5
Insurance	3.4
Metals & Mining	3.1
Road & Rail	3.0%
Electronic Equipment, Instruments & Components	2.5
Food Products	2.1
Technology Hardware, Storage & Peripherals	2.0
Machinery	1.9
Energy Equipment & Services	1.8
Internet Software & Services	1.8
Diversified Consumer Services	1.7
Affiliated Mutual Funds (including 1.4% of collateral for securities on loan)	1.6
Aerospace & Defense	1.4
Health Care Providers & Services	1.4

See Notes to Financial Statements.

18

Industry (cont’d.)
Airlines	1.3%
IT Services	1.2
Food & Staples Retailing	1.2
Electrical Equipment	1.2
Trading Companies & Distributors	1.1
Commercial Services & Supplies	1.1
Multi-Utilities	1.1
Internet & Direct Marketing Retail	1.1
Equity Real Estate Investment Trusts (REITs)	1.0%
Holding Companies—Diversified	0.7
Health Care Equipment & Supplies	0.7

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$5,746,120	$(5,746,120)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	19

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Investments at value, including securities on loan of $5,746,120:
Unaffiliated investments (cost $325,551,148)	$417,515,021
Affiliated investments (cost $7,006,647)	7,005,966
Cash	75,496
Receivable for investments sold	3,399,843
Dividends receivable	661,301
Receivable for Series shares sold	377,827
Tax reclaim receivable	272,749
Prepaid expenses	1,675

Total Assets	429,309,878

Liabilities
Payable to broker for collateral for securities on loan	5,750,129
Payable for investments purchased	1,714,884
Payable for Series shares reacquired	382,653
Management fee payable	214,967
Accrued expenses and other liabilities	138,048
Distribution fee payable	96,479
Affiliated transfer agent fee payable	25,394

Total Liabilities	8,322,554

Net Assets	$420,987,324

Net assets were comprised of:
Common stock, at par	$21,786
Paid-in capital in excess of par	311,054,766

311,076,552
Undistributed net investment income	633,345
Accumulated net realized gain on investment and foreign currency transactions	17,290,479
Net unrealized appreciation on investments and foreign currencies	91,986,948

Net assets, March 31, 2018	$420,987,324

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($230,685,120 ÷ 11,835,268 shares of common stock issued and outstanding)	$19.49
Maximum sales charge (5.50% of offering price)	1.13

Maximum offering price to public	$20.62

Class B
Net asset value, offering price and redemption price per share ($5,464,428 ÷ 344,085 shares of common stock issued and outstanding)	$15.88

Class C
Net asset value, offering price and redemption price per share ($34,035,605 ÷ 2,142,070 shares of common stock issued and outstanding)	$15.89

Class R
Net asset value, offering price and redemption price per share ($4,378,840 ÷ 256,556 shares of common stock issued and outstanding)	$17.07

Class Z
Net asset value, offering price and redemption price per share ($128,186,944 ÷ 6,310,559 shares of common stock issued and outstanding)	$20.31

Class Q
Net asset value, offering price and redemption price per share ($18,236,387 ÷ 897,292 shares of common stock issued and outstanding)	$20.32

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	21

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,925)	$5,072,352
Income from securities lending, net (including affiliated income of $2,943)	47,864
Affiliated dividend income	33,010

Total income	5,153,226

Expenses
Management fee	1,268,596
Distribution fee(a)	578,110
Transfer agent’s fees and expenses (including affiliated expense of $66,819)(a)	239,464
Registration fees(a)	44,220
Custodian and accounting fees	37,081
Shareholders’ reports	20,835
Audit fee	11,873
Legal fees and expenses	9,978
Directors’ fees	7,609
Miscellaneous	11,128

Total expenses	2,228,894
Less: Fee waiver and/or expense reimbursement(a)	(6,486)
Distribution fee waiver(a)	(6,022)

Net expenses	2,216,386

Net investment income (loss)	2,936,840

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,771)	25,973,062
Foreign currency transactions	(1,071)

25,971,991

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,097))	1,097,157
Foreign currencies	10,763

1,107,920

Net gain (loss) on investment and foreign currency transactions	27,079,911

Net Increase (Decrease) In Net Assets Resulting From Operations	$30,016,751

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class Q
Distribution fee	351,709	30,464	177,960	17,977	—	—
Transfer agent’s fees and expenses	133,384	9,913	19,832	3,950	72,309	76
Registration fees	8,176	6,978	7,149	7,037	7,850	7,030
Fee waiver and/or expense reimbursement	—	(4,948)	—	(1,538)	—	—
Distribution fee waiver	—	—	—	(6,022)	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,936,840	$1,725,136
Net realized gain (loss) on investment and foreign currency transactions	25,971,991	45,183,930
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,107,920	20,196,739

Net increase (decrease) in net assets resulting from operations	30,016,751	67,105,805

Dividends and Distributions
Dividends from net investment income
Class A	(2,088,750)	(1,787,242)
Class B	(25,855)	(24,068)
Class C	(172,299)	(125,231)
Class R	(36,612)	(42,479)
Class Z	(1,460,530)	(1,049,595)
Class Q	(219,570)	(178,312)

	(4,003,616)	(3,206,927)

Distributions from net realized gains and capital gain distributions received
Class A	(28,302,850)	(15,484,653)
Class B	(865,699)	(570,058)
Class C	(5,171,433)	(2,966,179)
Class R	(614,183)	(442,240)
Class Z	(15,099,851)	(6,756,621)
Class Q	(2,089,917)	(1,047,774)

	(52,143,933)	(27,267,525)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	20,781,734	46,678,814
Net asset value of shares issued in reinvestment of dividends and distributions	54,563,378	29,444,765
Cost of shares reacquired	(46,071,421)	(91,668,331)

Net increase (decrease) in net assets from Series share transactions	29,273,691	(15,544,752)

Total increase (decrease)	3,142,893	21,086,601

Net Assets:
Beginning of period	417,844,431	396,757,830

End of period(a)	$420,987,324	$417,844,431

(a) Includes undistributed net investment income of:	$633,345	$1,700,121

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of six series: Prudential Balanced Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund, each of which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the Prudential Jennison Equity Opportunity Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may

24

occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

26

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Prudential Jennison Equity Opportunity Fund	27

Notes to Financial Statements (unaudited) (continued)

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Series invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

28

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.60% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate before any waivers and/or expense reimbursements was 0.59% for the six months ended March 31, 2018.

PGIM Investments has contractually agreed through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 2.03% of average daily net assets for Class B shares or 1.53% of average daily net assets for Class R shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such

Prudential Jennison Equity Opportunity Fund	29

Notes to Financial Statements (unaudited) (continued)

recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee, net of waivers and/or expense reimbursements was 0.59% for the six months ended March 31, 2018.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class Q shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class Q shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2019 to limit such fees to 0.50% of the average daily net assets of Class R shares.

PIMS has advised the Series that it has received $76,562 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2018 it received $3,154 and $736 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a

30

common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended March 31, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended March 31, 2018, PGIM, Inc. was compensated $5,740 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended March 31, 2018, were $122,933,052 and $149,674,454, respectively.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2018 were as follows:

Tax Basis	$333,366,079

Gross Unrealized Appreciation	106,110,314
Gross Unrealized Depreciation	(14,955,406)

Net Unrealized Appreciation	$91,154,908

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z and Class Q shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not

Prudential Jennison Equity Opportunity Fund	31

Notes to Financial Statements (unaudited) (continued)

subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class Q shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of common stock at $0.001 par value per shares. There are 1.02 billion shares authorized for the Series equally divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class Q and Class T common stock, each of which consists of 100 million, 2 million, 25 million, 200 million, 325 million, 320 million and 50 million authorized shares, respectively.

The Series currently does not have any Class T shares outstanding.

At reporting period end, three shareholders of record held 46% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	237,116	$4,765,158
Shares issued in reinvestment of dividends and distributions	1,559,883	29,684,573
Shares reacquired	(923,835)	(18,760,883)

Net increase (decrease) in shares outstanding before conversion	873,164	15,688,848
Shares issued upon conversion from other share class(es)	43,893	920,531
Shares reacquired upon conversion into other share class(es)	(48,280)	(986,458)

Net increase (decrease) in shares outstanding	868,777	$15,622,921

Year ended September 30, 2017:
Shares sold	721,253	$14,428,089
Shares issued in reinvestment of dividends and distributions	865,729	16,795,140
Shares reacquired	(2,105,817)	(42,105,703)

Net increase (decrease) in shares outstanding before conversion	(518,835)	(10,882,474)
Shares issued upon conversion from other share class(es)	112,309	2,283,260
Shares reacquired upon conversion into other share class(es)	(497,651)	(9,998,223)

Net increase (decrease) in shares outstanding	(904,177)	$(18,597,437)

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Class B	Shares	Amount
Six months ended March 31, 2018:
Shares sold	12,374	$204,665
Shares issued in reinvestment of dividends and distributions	55,276	859,544
Shares reacquired	(38,032)	(634,290)

Net increase (decrease) in shares outstanding before conversion	29,618	429,919
Shares reacquired upon conversion into other share class(es)	(40,907)	(708,060)

Net increase (decrease) in shares outstanding	(11,289)	$(278,141)

Year ended September 30, 2017:
Shares sold	23,066	$388,054
Shares issued in reinvestment of dividends and distributions	35,274	576,029
Shares reacquired	(69,462)	(1,164,819)

Net increase (decrease) in shares outstanding before conversion	(11,122)	(200,736)
Shares reacquired upon conversion into other share class(es)	(90,937)	(1,557,244)

Net increase (decrease) in shares outstanding	(102,059)	$(1,757,980)

Class C
Six months ended March 31, 2018:
Shares sold	47,437	$790,630
Shares issued in reinvestment of dividends and distributions	332,205	5,165,783
Shares reacquired	(241,402)	(3,994,435)

Net increase (decrease) in shares outstanding before conversion	138,240	1,961,978
Shares reacquired upon conversion into other share class(es)	(14,803)	(244,849)

Net increase (decrease) in shares outstanding	123,437	$1,717,129

Year ended September 30, 2017:
Shares sold	200,709	$3,392,531
Shares issued in reinvestment of dividends and distributions	178,318	2,911,925
Shares reacquired	(535,046)	(9,017,836)

Net increase (decrease) in shares outstanding before conversion	(156,019)	(2,713,380)
Shares reacquired upon conversion into other share class(es)	(118,093)	(1,999,010)

Net increase (decrease) in shares outstanding	(274,112)	$(4,712,390)

Class R
Six months ended March 31, 2018:
Shares sold	21,175	$365,167
Shares issued in reinvestment of dividends and distributions	27,100	452,296
Shares reacquired	(80,524)	(1,501,041)

Net increase (decrease) in shares outstanding before conversion	(32,249)	(683,578)
Shares reacquired upon conversion into other share class(es)	(82)	(1,430)

Net increase (decrease) in shares outstanding	(32,331)	$(685,008)

Year ended September 30, 2017:
Shares sold	60,416	$1,069,583
Shares issued in reinvestment of dividends and distributions	19,144	331,771
Shares reacquired	(132,221)	(2,364,000)

Net increase (decrease) in shares outstanding before conversion	(52,661)	(962,646)
Shares reacquired upon conversion into other share class(es)	(223)	(3,951)

Net increase (decrease) in shares outstanding	(52,884)	$(966,597)

Prudential Jennison Equity Opportunity Fund	33

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended March 31, 2018:
Shares sold	639,693	$13,606,792
Shares issued in reinvestment of dividends and distributions	811,892	16,091,695
Shares reacquired	(910,759)	(19,204,043)

Net increase (decrease) in shares outstanding before conversion	540,826	10,494,444
Shares issued upon conversion from other share class(es)	36,956	787,170
Shares reacquired upon conversion into other share class(es)	(9,104)	(198,160)

Net increase (decrease) in shares outstanding	568,678	$11,083,454

Year ended September 30, 2017:
Shares sold	1,237,852	$25,754,320
Shares issued in reinvestment of dividends and distributions	378,488	7,603,814
Shares reacquired	(1,596,331)	(33,098,949)

Net increase (decrease) in shares outstanding before conversion	20,009	259,185
Shares issued upon conversion from other shares class(es)	537,994	11,197,914
Shares reacquired upon conversion into other share class(es)	(1,326)	(27,395)

Net increase (decrease) in shares outstanding	556,677	$11,429,704

Class Q
Six months ended March 31, 2018:
Shares sold	50,230	$1,049,322
Shares issued in reinvestment of dividends and distributions	116,523	2,309,487
Shares reacquired	(93,333)	(1,976,729)

Net increase (decrease) in shares outstanding before conversion	73,420	1,382,080
Shares issued upon conversion from other share class(es)	20,444	431,256

Net increase (decrease) in shares outstanding	93,864	$1,813,336

Year ended September 30, 2017:
Shares sold	78,233	$1,646,237
Shares issued in reinvestment of dividends and distributions	60,999	1,226,086
Shares reacquired	(187,659)	(3,917,024)

Net increase (decrease) in shares outstanding before conversion	(48,427)	(1,044,701)
Shares issued upon conversion from other share class(es)	4,981	104,649

Net increase (decrease) in shares outstanding	(43,446)	$(940,052)

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the

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commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2018. The average daily balance for the 14 days that the Series had loans outstanding during the period was $315,929, borrowed at a weighted average interest rate of 2.85%. The maximum loan balance outstanding during the period was $535,000. At March 31, 2018, the Series did not have an outstanding loan balance.

Prudential Jennison Equity Opportunity Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.89		$19.11	$18.46	$21.48	$19.56	$15.40
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.08	0.14	0.12	0.05	0.06
Net realized and unrealized gain (loss) on investment transactions	1.29		3.21	1.97	(1.20)	2.63	4.18
Total from investment operations	1.43		3.29	2.11	(1.08)	2.68	4.24
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.16)	(0.13)	(0.04)	(0.04)	(0.08)
Distributions from net realized gains	(2.64)		(1.35)	(1.33)	(1.90)	(0.72)	-
Total dividends and distributions	(2.83)		(1.51)	(1.46)	(1.94)	(0.76)	(0.08)
Net asset value, end of period	$19.49		$20.89	$19.11	$18.46	$21.48	$19.56
Total Return(b):	7.18%		17.80%	12.14%	(5.38)%	14.00%	27.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$230,685		$229,043	$226,889	$245,320	$303,859	$260,720
Average net assets (000)	$235,116		$231,082	$235,287	$290,318	$291,978	$231,545
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.06%	(d)	1.09%	1.07%	1.10%	1.07%	1.10%
Expenses before waivers and/or expense reimbursement	1.06%	(d)	1.09%	1.07%	1.10%	1.07%	1.10%
Net investment income (loss)	1.35%	(d)	0.39%	0.78%	0.59%	0.26%	0.36%
Portfolio turnover rate	29%	(e)	49%	59%	69%	47%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.48		$16.24	$15.90	$18.86	$17.33	$13.70
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.05)	0.01	(0.02)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.09		2.70	1.68	(1.04)	2.33	3.70
Total from investment operations	1.12		2.65	1.69	(1.06)	2.25	3.65
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.02)	-	-	(0.02)
Distributions from net realized gains	(2.64)		(1.35)	(1.33)	(1.90)	(0.72)	-
Total dividends and distributions	(2.72)		(1.41)	(1.35)	(1.90)	(0.72)	(0.02)
Net asset value, end of period	$15.88		$17.48	$16.24	$15.90	$18.86	$17.33
Total Return(b):	6.71%		16.91%	11.34%	(6.04)%	13.30%	26.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,464		$6,213	$7,429	$8,997	$13,049	$10,406
Average net assets (000)	$6,110		$7,088	$8,184	$11,632	$13,038	$9,405
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(d)	1.79%	1.77%	1.80%	1.77%	1.80%
Expenses before waivers and/or expense reimbursement	2.19%	(d)	1.79%	1.77%	1.80%	1.77%	1.80%
Net investment income (loss)	0.41%	(d)	(0.30)%	0.08%	(0.10)%	(0.43)%	(0.33)%
Portfolio turnover rate	29%	(e)	49%	59%	69%	47%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.48		$16.24	$15.89	$18.86	$17.33	$13.70
Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.05)	0.01	(0.02)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.08		2.70	1.69	(1.05)	2.33	3.70
Total from investment operations	1.13		2.65	1.70	(1.07)	2.25	3.65
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.02)	-	-	(0.02)
Distributions from net realized gains	(2.64)		(1.35)	(1.33)	(1.90)	(0.72)	-
Total dividends and distributions	(2.72)		(1.41)	(1.35)	(1.90)	(0.72)	(0.02)
Net asset value, end of period	$15.89		$17.48	$16.24	$15.89	$18.86	$17.33
Total Return(b):	6.83%		16.91%	11.41%	(6.10)%	13.30%	26.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,036		$35,289	$37,229	$42,644	$48,927	$33,179
Average net assets (000)	$35,690		$37,497	$40,176	$49,176	$42,781	$28,668
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.79%	(d)	1.79%	1.77%	1.80%	1.77%	1.80%
Expenses before waivers and/or expense reimbursement	1.79%	(d)	1.79%	1.77%	1.80%	1.77%	1.80%
Net investment income (loss)	0.62%	(d)	(0.31)%	0.08%	(0.10)%	(0.44)%	(0.34)%
Portfolio turnover rate	29%	(e)	49%	59%	69%	47%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.63		$17.21	$16.76	$19.69	$17.99	$14.18
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.03	0.09	0.07	0.01	0.03
Net realized and unrealized gain (loss) on investment transactions	1.15		2.87	1.79	(1.10)	2.42	3.83
Total from investment operations	1.23		2.90	1.88	(1.03)	2.43	3.86
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.13)	(0.10)	- (d)	(0.01)	(0.05)
Distributions from net realized gains	(2.64)		(1.35)	(1.33)	(1.90)	(0.72)	-
Total dividends and distributions	(2.79)		(1.48)	(1.43)	(1.90)	(0.73)	(0.05)
Net asset value, end of period	$17.07		$18.63	$17.21	$16.76	$19.69	$17.99
Total Return(b):	6.96%		17.49%	11.98%	(5.59)%	13.81%	27.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,379		$5,382	$5,880	$6,430	$8,188	$4,418
Average net assets (000)	$4,831		$5,859	$6,281	$7,693	$6,569	$3,599
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	(e)	1.29%	1.27%	1.30%	1.27%	1.30%
Expenses before waivers and/or expense reimbursement	1.84%	(e)	1.54%	1.52%	1.55%	1.52%	1.55%
Net investment income (loss)	0.86%	(e)	0.19%	0.57%	0.39%	0.07%	0.17%
Portfolio turnover rate	29%	(f)	49%	59%	69%	47%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Less than $0.005 per share
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.68		$19.78	$19.06	$22.12	$20.11	$15.83
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.14	0.20	0.19	0.12	0.12
Net realized and unrealized gain (loss) on investment transactions	1.35		3.32	2.04	(1.25)	2.70	4.28
Total from investment operations	1.52		3.46	2.24	(1.06)	2.82	4.40
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.21)	(0.19)	(0.10)	(0.09)	(0.12)
Distributions from net realized gains	(2.64)		(1.35)	(1.33)	(1.90)	(0.72)	-
Total dividends and distributions	(2.89)		(1.56)	(1.52)	(2.00)	(0.81)	(0.12)
Net asset value, end of period	$20.31		$21.68	$19.78	$19.06	$22.12	$20.11
Total Return(b):	7.35%		18.11%	12.49%	(5.10)%	14.38%	28.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$128,187		$124,480	$102,564	$147,716	$194,498	$120,082
Average net assets (000)	$129,550		$115,507	$123,372	$177,458	$161,815	$104,364
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76%	(d)	0.79%	0.77%	0.80%	0.77%	0.80%
Expenses before waivers and/or expense reimbursement	0.76%	(d)	0.79%	0.77%	0.80%	0.77%	0.80%
Net investment income (loss)	1.65%	(d)	0.70%	1.06%	0.90%	0.57%	0.66%
Portfolio turnover rate	29%	(e)	49%	59%	69%	47%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

Class Q Shares
	Six Months Ended March 31,		Year Ended September 30,		November 25, 2014(a) through September 30,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$21.70		$19.80	$19.09	$22.73
Income from investment operations:
Net investment income (loss)	0.18		0.17	0.23	0.18
Net realized and unrealized gain (loss) on investment transactions	1.35		3.31	2.03	(1.82)
Total from investment operations	1.53		3.48	2.26	(1.64)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.23)	(0.22)	(0.10)
Distributions from net realized gains	(2.64)		(1.35)	(1.33)	(1.90)
Total dividends and distributions	(2.91)		(1.58)	(1.55)	(2.00)
Net asset value, end of period	$20.32		$21.70	$19.80	$19.09
Total Return(c):	7.41%		18.21%	12.61%	(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,236		$17,438	$16,766	$16,611
Average net assets (000)	$18,122		$16,981	$16,698	$17,054
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.72%	(e)	0.66%	0.66%	0.66% (e)
Expenses before waivers and/or expense reimbursement	0.72%	(e)	0.66%	0.66%	0.66% (e)
Net investment income (loss)	1.70%	(e)	0.81%	1.20%	1.01% (e)
Portfolio turnover rate	29%	(f)	49%	59%	69% (f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	R	Z	Q
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX	PJOQX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800	74437E552

MF172 E2

     PRUDENTIAL JENNISON GROWTH FUND

SEMIANNUAL REPORT

MARCH 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Jennison Growth Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Jennison Growth Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2018.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Growth Fund

May 15, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Jennison Growth Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	11.69	21.24	15.57	10.97	—
Class B	11.18	22.24	15.93	10.82	—
Class C	11.30	26.39	16.07	10.85	—
Class R	11.54	28.01	16.64	11.39	—
Class Z	11.84	28.67	17.24	11.94	—
Class R2	3.74**	N/A	N/A	N/A	N/A (11/28/17)
Class R4	3.84**	N/A	N/A	N/A	N/A (11/28/17)
Class Q	11.93	N/A	N/A	N/A	N/A (9/27/17)
Russell 1000 Growth Index
	9.39	21.25	15.53	11.34	—
S&P 500 Index
	5.84	13.98	13.29	9.49	—
Lipper Large-Cap Growth Funds Average
	9.69	22.08	14.44	10.03	—

*Not Annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class R**	Class Z**	Class R2	Class R4	Class Q***
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual Distribution or Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder Service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS–UPDATE” in the front of this report for more information.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS– UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Growth Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Prudential Jennison Growth Fund	9

Your Fund’s Performance (continued)

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 3/31/18 (%)
Amazon.com, Inc., Internet & Direct Marketing Retail	5.6
Apple, Inc., Technology Hardware, Storage & Peripherals	4.3
Alibaba Group Holding Ltd. (China), Internet Software & Services	4.0
Netflix, Inc., Internet & Direct Marketing Retail	4.0
Microsoft Corp., Software	3.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/18 (%)
Software	14.6
Internet Software & Services	14.6
Internet & Direct Marketing Retail	11.0
IT Services	10.0
Semiconductors & Semiconductor Equipment	5.6

Industry weightings reflect only long-term investments and are subject to change.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison Growth Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,116.90	1.02%	$5.38
	Hypothetical	$1,000.00	$1,019.85	1.02%	$5.14
Class B	Actual	$1,000.00	$1,111.80	1.95%	$10.27
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80
Class C	Actual	$1,000.00	$1,113.00	1.69%	$8.90
	Hypothetical	$1,000.00	$1,016.50	1.69%	$8.50
Class R	Actual	$1,000.00	$1,115.40	1.23%	$6.49
	Hypothetical	$1,000.00	$1,018.80	1.23%	$6.19
Class Z	Actual	$1,000.00	$1,118.40	0.69%	$3.64
	Hypothetical	$1,000.00	$1,021.49	0.69%	$3.48
Class R2**	Actual	$1,000.00	$1,037.40	1.10%	$3.78
	Hypothetical	$1,000.00	$1,019.45	1.10%	$5.54
Class R4**	Actual	$1,000.00	$1,038.40	0.85%	$2.92
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28
Class Q	Actual	$1,000.00	$1,119.30	0.60%	$3.17
	Hypothetical	$1,000.00	$1,021.94	0.60%	$3.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 123 days in the period ended March 31, 2018 due to the class’ inception date of November 28, 2017.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Aerospace & Defense 3.1%
Boeing Co. (The)	438,747	$143,856,366

Air Freight & Logistics 2.0%
FedEx Corp.	393,359	94,449,429

Automobiles 1.1%
Tesla, Inc.*(a)	198,536	52,836,386

Banks 3.3%
JPMorgan Chase & Co.	966,912	106,331,313
PNC Financial Services Group, Inc. (The)	315,450	47,708,658

		154,039,971

Beverages 1.1%
Monster Beverage Corp.*	890,175	50,926,912

Biotechnology 4.9%
AbbVie, Inc.	356,389	33,732,219
Alexion Pharmaceuticals, Inc.*	424,152	47,275,982
BioMarin Pharmaceutical, Inc.*	525,279	42,584,368
Celgene Corp.*	574,455	51,247,131
Vertex Pharmaceuticals, Inc.*	354,897	57,841,113

		232,680,813

Capital Markets 1.8%
Goldman Sachs Group, Inc. (The)	338,839	85,339,991

Chemicals 0.9%
Albemarle Corp.	455,448	42,238,248

Food & Staples Retailing 1.7%
Costco Wholesale Corp.(a)	436,275	82,207,298

Health Care Providers & Services 1.4%
UnitedHealth Group, Inc.	313,998	67,195,572

Hotels, Restaurants & Leisure 3.5%
Marriott International, Inc. (Class A Stock)	699,676	95,141,942
McDonald’s Corp.	459,107	71,795,153

		166,937,095

See Notes to Financial Statements.

Prudential Jennison Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 11.0%
Amazon.com, Inc.*	182,054	$263,494,036
Booking Holdings, Inc.*	31,652	65,848,504
Netflix, Inc.*	630,562	186,236,487

		515,579,027

Internet Software & Services 14.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,015,113	186,313,840
Alphabet, Inc (Class A Stock)*	93,126	96,584,700
Alphabet, Inc. (Class C Stock)*	92,992	95,948,216
Facebook, Inc. (Class A Stock)*	887,655	141,838,392
Tencent Holdings Ltd. (China), 144A	339,147	18,205,265
Tencent Holdings Ltd. (China)	2,707,203	145,321,492

		684,211,905

IT Services 10.0%
FleetCor Technologies, Inc.*	304,295	61,619,737
Mastercard, Inc. (Class A Stock)	881,785	154,453,460
PayPal Holdings, Inc.*	966,032	73,292,848
Square, Inc. (Class A Stock)*	682,183	33,563,404
Visa, Inc. (Class A Stock)	1,233,022	147,494,092

		470,423,541

Life Sciences Tools & Services 1.2%
Illumina, Inc.*	233,238	55,142,128

Machinery 2.8%
Caterpillar, Inc.	483,727	71,291,685
Parker-Hannifin Corp.	344,152	58,860,317

		130,152,002

Media 1.2%
Charter Communications, Inc. (Class A Stock)*	178,708	55,617,504

Oil, Gas & Consumable Fuels 1.3%
Concho Resources, Inc.*	413,740	62,197,534

Personal Products 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	578,076	86,549,539

Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	1,405,206	88,879,279

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 5.6%
Broadcom Ltd.	398,746	$93,964,495
NVIDIA Corp.	435,939	100,959,113
Texas Instruments, Inc.	654,432	67,988,940

		262,912,548

Software 14.6%
Activision Blizzard, Inc.	959,745	64,744,398
Adobe Systems, Inc.*	609,097	131,613,680
Microsoft Corp.	2,023,393	184,675,079
Red Hat, Inc.*	543,696	81,287,989
salesforce.com, Inc.*(a)	1,034,218	120,279,553
Splunk, Inc.*	514,790	50,650,188
Workday, Inc. (Class A Stock)*(a)	417,455	53,062,705

		686,313,592

Specialty Retail 2.0%
Home Depot, Inc. (The)	517,699	92,274,670

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	1,195,814	200,633,673

Textiles, Apparel & Luxury Goods 2.5%
Kering (France)	151,422	72,624,674
NIKE, Inc. (Class B Stock)	657,061	43,655,133

		116,279,807

TOTAL LONG-TERM INVESTMENTS (cost $2,392,099,978)		4,679,874,830

SHORT-TERM INVESTMENTS 8.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	23,339,212	23,339,212
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $386,091,374; includes $385,580,467 of cash collateral for securities on loan)(b)(w)	386,104,182	386,026,962

TOTAL SHORT-TERM INVESTMENTS (cost $409,430,586)		409,366,174

TOTAL INVESTMENTS 108.3% (cost $2,801,530,564)		5,089,241,004
Liabilities in excess of other assets (8.3)%		(388,800,983)

NET ASSETS 100.0%		$4,700,440,021

See Notes to Financial Statements.

Prudential Jennison Growth Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $386,468,396; cash collateral of $385,580,467 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$143,856,366	$—	$—
Air Freight & Logistics	94,449,429	—	—
Automobiles	52,836,386	—	—
Banks	154,039,971	—	—
Beverages	50,926,912	—	—
Biotechnology	232,680,813	—	—
Capital Markets	85,339,991	—	—
Chemicals	42,238,248	—	—
Food & Staples Retailing	82,207,298	—	—
Health Care Providers & Services	67,195,572	—	—
Hotels, Restaurants & Leisure	166,937,095	—	—
Internet & Direct Marketing Retail	515,579,027	—	—
Internet Software & Services	520,685,148	163,526,757	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
IT Services	$470,423,541	$—	$—
Life Sciences Tools & Services	55,142,128	—	—
Machinery	130,152,002	—	—
Media	55,617,504	—	—
Oil, Gas & Consumable Fuels	62,197,534	—	—
Personal Products	86,549,539	—	—
Pharmaceuticals	88,879,279	—	—
Semiconductors & Semiconductor Equipment	262,912,548	—	—
Software	686,313,592	—	—
Specialty Retail	92,274,670	—	—
Technology Hardware, Storage & Peripherals	200,633,673	—	—
Textiles, Apparel & Luxury Goods	43,655,133	72,624,674	—
Affiliated Mutual Funds	409,366,174	—	—

Total	$4,853,089,573	$236,151,431	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Software	14.6%
Internet Software & Services	14.6
Internet & Direct Marketing Retail	11.0
IT Services	10.0
Affiliated Mutual Funds (including 8.2% of collateral for securities on loan)	8.7
Semiconductors & Semiconductor Equipment	5.6
Biotechnology	4.9
Technology Hardware, Storage & Peripherals	4.3
Hotels, Restaurants & Leisure	3.5
Banks	3.3
Aerospace & Defense	3.1
Machinery	2.8
Textiles, Apparel & Luxury Goods	2.5
Air Freight & Logistics	2.0
Specialty Retail	2.0
Pharmaceuticals	1.9%
Personal Products	1.8
Capital Markets	1.8
Food & Staples Retailing	1.7
Health Care Providers & Services	1.4
Oil, Gas & Consumable Fuels	1.3
Media	1.2
Life Sciences Tools & Services	1.2
Automobiles	1.1
Beverages	1.1
Chemicals	0.9

108.3
Liabilities in excess of other assets	(8.3)

100.0%

See Notes to Financial Statements.

Prudential Jennison Growth Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$386,468,396	$(385,580,467)	$887,929

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Investments at value, including securities on loan of $386,468,396:
Unaffiliated investments (cost $2,392,099,978)	$4,679,874,830
Affiliated investments (cost $409,430,586)	409,366,174
Cash	231,372
Receivable for investments sold	29,151,957
Receivable for Series shares sold	6,571,870
Dividends receivable	1,065,539
Tax reclaim receivable	456,122
Prepaid expenses	16,404

Total Assets	5,126,734,268

Liabilities
Payable to broker for collateral for securities on loan	385,580,467
Payable for investments purchased	29,099,830
Payable for Series shares reacquired	7,377,357
Management fee payable	2,326,698
Accrued expenses and other liabilities	968,191
Distribution fee payable	604,812
Affiliated transfer agent fee payable	336,884
Shareholder servicing fee payable	8

Total Liabilities	426,294,247

Net Assets	$4,700,440,021

Net assets were comprised of:
Common stock, at par	$121,087
Paid-in capital in excess of par	2,253,617,579

2,253,738,666
Accumulated net investment loss	(840,294)
Accumulated net realized gain on investment and foreign currency transactions	159,816,296
Net unrealized appreciation on investments and foreign currencies	2,287,725,353

Net assets, March 31, 2018	$4,700,440,021

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($1,215,517,601 ÷ 32,202,648 shares of common stock issued and outstanding)	$37.75
Maximum sales charge (5.50% of offering price)	2.20

Maximum offering price to public	$39.95

Class B
Net asset value, offering price and redemption price per share
($15,407,525 ÷ 508,682 shares of common stock issued and outstanding)	$30.29

Class C
Net asset value, offering price and redemption price per share
($143,843,192 ÷ 4,732,926 shares of common stock issued and outstanding)	$30.39

Class R
Net asset value, offering price and redemption price per share
($320,849,695 ÷ 9,672,736 shares of common stock issued and outstanding)	$33.17

Class Z
Net asset value, offering price and redemption price per share
($2,973,380,654 ÷ 73,196,110 shares of common stock issued and outstanding)	$40.62

Class R2
Net asset value, offering price and redemption price per share
($10,375 ÷ 256 shares of common stock issued and outstanding)	$40.57

Class R4
Net asset value, offering price and redemption price per share
($10,384 ÷ 256 shares of common stock issued and outstanding)	$40.61

Class Q
Net asset value, offering price and redemption price per share
($31,420,595 ÷ 772,897 shares of common stock issued and outstanding)	$40.65

See Notes to Financial Statements.

Prudential Jennison Growth Fund	21

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $73,879)	$18,545,592
Income from securities lending, net (including affiliated income of $97,666)	363,560

Total income	18,909,152

Expenses
Management fee	13,203,725
Distribution fee(a)	3,840,725
Transfer agent’s fees and expenses (including affiliated expense of $914,526)(a)	2,683,333
Custodian and accounting fees	186,201
Registration fees(a)	92,420
Shareholders’ reports	77,870
Directors’ fees	32,753
Legal fees and expenses	19,241
Audit fee	14,294
Shareholder servicing fees	8
Miscellaneous	54,694

Total expenses	20,205,264
Less: Fee waiver and/or expense reimbursement(a)	(38,544)
Distribution fee waiver(a)	(417,524)

Net expenses	19,749,196

Net investment income (loss)	(840,044)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $40,396)	213,100,973
Foreign currency transactions	11,370

213,112,343

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(80,134))	291,312,970
Foreign currencies	9,138

291,322,108

Net gain (loss) on investment and foreign currency transactions	504,434,451

Net Increase (Decrease) In Net Assets Resulting From Operations	$503,594,407

(a)	Class specific expenses were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class Q
Distribution fee	1,828,754	82,057	677,334	1,252,571	—	9	—	—
Transfer agent’s fees and expenses	817,784	39,829	61,498	233,492	1,529,556	562	562	50
Registration fees	14,301	8,456	9,685	9,204	29,932	6,432	6,432	7,978
Shareholder serving fees	—	—	—	—	—	4	4	—
Fee waiver and/or expense reimbursement	—	(18,336)	—	—	—	(6,986)	(6,987)	(6,235)
Distribution fee waiver	—	—	—	(417,524)	—	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(840,044)	$(1,005,921)
Net realized gain (loss) on investment and foreign currency transactions	213,112,343	237,206,723
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	291,322,108	611,253,463

Net increase (decrease) in net assets resulting from operations	503,594,407	847,454,265

Distributions from net realized gains
Class A	(66,625,885)	(39,167,677)
Class B	(1,079,287)	(791,375)
Class C	(8,851,870)	(5,175,628)
Class R	(20,922,621)	(12,570,604)
Class Z	(149,280,992)	(74,652,783)
Class R2	(513)	—
Class R4	(513)	—
Class Q	(1,587,854)	—

	(248,349,535)	(132,358,067)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	575,053,429	974,327,663
Net asset value of shares issued in reinvestment of dividends and distributions	227,088,868	120,797,163
Cost of shares reacquired	(736,524,970)	(913,621,980)

Net increase (decrease) in net assets from Series share transactions	65,617,327	181,502,846

Total increase (decrease)	320,862,199	896,599,044

Net Assets:
Beginning of period	4,379,577,822	3,482,978,778

End of period(a)	$4,700,440,021	$4,379,577,822

(a) Includes (accumulated net investment loss) of:	$(840,294)	$(250)

See Notes to Financial Statements.

Prudential Jennison Growth Fund	23

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of six series: Prudential Balanced Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund, each of which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the Prudential Jennison Growth Fund (the “Series”).

The investment objective of the Series is to achieve long-term growth of capital.

1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

24

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Prudential Jennison Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

26

Master Netting Arrangements: The Company, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates

Prudential Jennison Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Series. PGIM Investments administers the corporate affairs of the Series and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Series’ custodian (the Custodian), and the Series’ transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

28

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.60% of the Series’ average daily net assets up to $300 million, 0.575% of the average daily net assets on the next $2.7 billion and 0.55% of the average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.57% for the six months ended March 31, 2018.

PGIM Investments has contractually agreed, through January 31, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.95% of average daily net assets for Class B shares and 0.60% of average daily net assets for Class Q shares. Separately, PGIM Investments has contractually agreed, through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.10% of average daily net assets for Class R2 shares or 0.85% of average daily net assets for Class R4 shares. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee, net of waivers and/or expense reimbursements was 0.57% for the six months ended March 31, 2018.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class Q shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class R and Class R2 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class Q shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25%, of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through January 31, 2019 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

Prudential Jennison Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Series that it has received $630,508 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2018 it received $1,145, $3,339 and $5,744 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended March 31, 2018 no such transactions were entered into by the Series.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended March 31, 2018, PGIM, Inc. was compensated $110,619 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended March 31, 2018, were $981,702,608 and $1,133,196,236, respectively.

30

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2018 were as follows: .

Tax Basis	$2,816,971,075

Gross Unrealized Appreciation	2,286,005,390
Gross Unrealized Depreciation	(13,735,461)

Net Unrealized Appreciation	$2,272,269,929

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class Q shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z, Class R2, Class R4 and Class Q shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of common stock at $0.001 par value per shares. There are 1.897 billion shares aurthorized for the Series equally divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4, Class Q and Class T common stock, each of which consists of 125 million, 2 million, 25 million, 220 million, 825 million, 125 million, 250 million, 275 million and 50 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

Prudential Jennison Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2018, Prudential, through its affiliate entities, including affiliated funds, owned 256 Class R2 shares, 256 Class R4 shares and 314,939 Class Q shares of the Series. At reporting period end, six shareholders of record held 50% of the Series’ outstanding shares, of which 6% were held by an affiliate of Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	1,810,776	$68,573,892
Shares issued in reinvestment of dividends and distributions	1,741,675	62,874,456
Shares reacquired	(3,323,350)	(125,609,002)

Net increase (decrease) in shares outstanding before conversion	229,101	5,839,346
Shares issued upon conversion from other share class(es)	81,035	3,149,354
Shares reacquired upon conversion into other share class(es)	(189,036)	(7,175,211)

Net increase (decrease) in shares outstanding	121,100	$1,813,489

Year ended September 30, 2017:
Shares sold	3,137,085	$99,030,337
Shares issued in reinvestment of dividends and distributions	1,282,873	36,510,582
Shares reacquired	(6,336,257)	(197,975,558)

Net increase (decrease) in shares outstanding before conversion	(1,916,299)	(62,434,639)
Shares issued upon conversion from other share class(es)	248,504	7,954,210
Shares reacquired upon conversion into other share class(es)	(1,220,633)	(37,120,508)

Net increase (decrease) in shares outstanding	(2,888,428)	$(91,600,937)

Class B
Six months ended March 31, 2018:
Shares sold	29,296	$899,113
Shares issued in reinvestment of dividends and distributions	35,853	1,041,541
Shares reacquired	(30,793)	(935,316)

Net increase (decrease) in shares outstanding before conversion	34,356	1,005,338
Shares reacquired upon conversion into other share class(es)	(63,876)	(2,035,303)

Net increase (decrease) in shares outstanding	(29,520)	$(1,029,965)

Year ended September 30, 2017:
Shares sold	59,197	$1,542,022
Shares issued in reinvestment of dividends and distributions	32,673	763,887
Shares reacquired	(110,690)	(2,829,851)

Net increase (decrease) in shares outstanding before conversion	(18,820)	(523,942)
Shares reacquired upon conversion into other share class(es)	(146,084)	(3,790,333)

Net increase (decrease) in shares outstanding	(164,904)	$(4,314,275)

32

Class C	Shares	Amount
Six months ended March 31, 2018:
Shares sold	756,942	$23,236,804
Shares issued in reinvestment of dividends and distributions	282,277	8,222,731
Shares reacquired	(343,831)	(10,569,600)

Net increase (decrease) in shares outstanding before conversion	695,388	20,889,935
Shares reacquired upon conversion into other share class(es)	(96,406)	(2,940,604)

Net increase (decrease) in shares outstanding	598,982	$17,949,331

Year ended September 30, 2017:
Shares sold	718,973	$18,637,677
Shares issued in reinvestment of dividends and distributions	194,171	4,549,427
Shares reacquired	(940,625)	(23,906,022)

Net increase (decrease) in shares outstanding before conversion	(27,481)	(718,918)
Shares reacquired upon conversion into other share class(es)	(471,883)	(12,360,435)

Net increase (decrease) in shares outstanding	(499,364)	$(13,079,353)

Class R
Six months ended March 31, 2018:
Shares sold	370,759	$12,457,898
Shares issued in reinvestment of dividends and distributions	643,869	20,442,842
Shares reacquired	(1,373,086)	(45,375,937)

Net increase (decrease) in shares outstanding before conversion	(358,458)	(12,475,197)
Shares reacquired upon conversion into other share class(es)	(1,450)	(47,025)

Net increase (decrease) in shares outstanding	(359,908)	$(12,522,222)

Year ended September 30, 2017:
Shares sold	1,399,575	$37,406,860
Shares issued in reinvestment of dividends and distributions	489,026	12,352,803
Shares reacquired	(2,749,118)	(77,386,132)

Net increase (decrease) in shares outstanding before conversion	(860,517)	(27,626,469)
Shares issued upon conversion from other share class(es)	1,894	51,964
Shares reacquired upon conversion into other share class(es)	(1,296)	(37,521)

Net increase (decrease) in shares outstanding	(859,919)	$(27,612,026)

Class Z
Six months ended March 31, 2018:
Shares sold	11,483,559	$469,005,720
Shares issued in reinvestment of dividends and distributions	3,424,850	132,918,418
Shares reacquired	(13,433,310)	(542,170,114)

Net increase (decrease) in shares outstanding before conversion	1,475,099	59,754,024
Shares issued upon conversion from other share class(es)	239,151	9,720,624
Shares reacquired upon conversion into other share class(es)	(667,419)	(27,025,251)

Net increase (decrease) in shares outstanding	1,046,831	$42,449,397

Year ended September 30, 2017:
Shares sold	23,964,788	$817,575,767
Shares issued in reinvestment of dividends and distributions	2,192,906	66,620,464
Shares reacquired	(18,463,162)	(611,524,417)

Net increase (decrease) in shares outstanding before conversion	7,694,532	272,671,814
Shares issued upon conversion from other shares class(es)	1,447,559	47,437,712
Shares reacquired upon conversion into other share class(es)	(412,523)	(15,407,342)

Net increase (decrease) in shares outstanding	8,729,568	$304,702,184

Prudential Jennison Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Period ended March 31, 2018**:
Shares sold	243	$10,000
Shares issued in reinvestment of dividends and distributions	13	513

Net increase (decrease) in shares outstanding	256	$10,513

Class R4
Period ended March 31, 2018**:
Shares sold	243	$10,000
Shares issued in reinvestment of dividends and distributions	13	513

Net increase (decrease) in shares outstanding	256	$10,513

Class Q
Six months ended March 31, 2018:
Shares sold	21,249	$860,002
Shares issued in reinvestment of dividends and distributions	40,903	1,587,854
Shares reacquired	(293,652)	(11,865,001)

Net increase (decrease) in shares outstanding before conversion	(231,500)	(9,417,145)
Shares issued upon conversion from other share class(es)	650,862	26,353,416

Net increase (decrease) in shares outstanding	419,362	$16,936,271

Period ended September 30, 2017*:
Shares sold	3,528	$135,000

Net increase (decrease) in shares outstanding before conversion	3,528	135,000
Shares issued upon conversion from other share class(es)	350,007	13,272,253

Net increase (decrease) in shares outstanding	353,535	$13,407,253

*	Commencement of offering was September 27, 2017.
**	Commencement of offering was November 29, 2017.

7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

34

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended March 31, 2018. The average daily balance for the 12 days that the Series had loans outstanding during the period was $13,090,417 borrowed at a weighted average interest rate of 2.76%. The maximum loan balance outstanding during the period was $22,869,000. At March 31, 2018, the Series did not have an outstanding loan balance.

Prudential Jennison Growth Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.78	$29.86	$29.37	$29.31	$25.59	$21.16
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.05)	(0.06)	(0.08)	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.13	7.13	2.60	1.70	4.79	4.44
Total from investment operations	4.09	7.08	2.54	1.62	4.71	4.43
Less Distributions:
Distributions from net realized gains	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)	-
Net asset value, end of period	$37.75	$35.78	$29.86	$29.37	$29.31	$25.59
Total Return(b):	11.69%	24.70%	8.63%	5.89%	18.72%	20.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,215,518	$1,147,941	$1,044,317	$1,026,140	$1,086,552	$1,006,407
Average net assets (000)	$1,222,515	$1,055,913	$1,061,391	$1,079,867	$1,079,657	$933,021
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02%	1.02%	1.03%	1.05%	1.05%	1.06%
Expenses before waivers and/or expense reimbursement	1.02%	1.02%	1.03%	1.05%	1.05%	1.06%
Net investment income (loss)	(0.21)%	(0.16)%	(0.19)%	(0.26)%	(0.27)%	(0.04)%
Portfolio turnover rate	21%	54% (d)	36%	41%	38%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.23	$24.78	$24.85	$25.21	$22.29	$18.55
Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.22)	(0.21)	(0.25)	(0.23)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.35	5.83	2.19	1.45	4.14	3.88
Total from investment operations	3.18	5.61	1.98	1.20	3.91	3.74
Less Distributions:
Distributions from net realized gains	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)	-
Net asset value, end of period	$30.29	$29.23	$24.78	$24.85	$25.21	$22.29
Total Return(b):	11.18%	23.80%	7.90%	5.14%	17.87%	20.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,408	$15,734	$17,421	$21,843	$26,222	$28,166
Average net assets (000)	$16,457	$16,248	$20,138	$25,070	$28,811	$28,518
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	1.72%	1.73%	1.75%	1.75%	1.76%
Expenses before waivers and/or expense reimbursement	2.17%	1.72%	1.73%	1.75%	1.75%	1.76%
Net investment income (loss)	(1.13)%	(0.86)%	(0.89)%	(0.96)%	(0.97)%	(0.72)%
Portfolio turnover rate	21%	54% (d)	36%	41%	38%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.29	$24.82	$24.89	$25.25	$22.32	$18.58
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.22)	(0.21)	(0.25)	(0.24)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.35	5.85	2.19	1.45	4.16	3.89
Total from investment operations	3.22	5.63	1.98	1.20	3.92	3.74
Less Distributions:
Distributions from net realized gains	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)	-
Net asset value, end of period	$30.39	$29.29	$24.82	$24.89	$25.25	$22.32
Total Return(b):	11.30%	23.84%	7.89%	5.13%	17.89%	20.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$143,843	$121,092	$115,018	$91,552	$75,620	$64,213
Average net assets (000)	$135,839	$113,836	$110,677	$83,892	$71,867	$59,245
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.69%	1.72%	1.73%	1.75%	1.75%	1.76%
Expenses before waivers and/or expense reimbursement	1.69%	1.72%	1.73%	1.75%	1.75%	1.76%
Net investment income (loss)	(0.88)%	(0.86)%	(0.88)%	(0.96)%	(0.97)%	(0.74)%
Portfolio turnover rate	21%	54% (d)	36%	41%	38%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.72	$26.65	$26.47	$26.62	$23.37	$19.36
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.10)	(0.10)	(0.16)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.64	6.33	2.33	1.57	4.36	4.06
Total from investment operations	3.57	6.23	2.23	1.41	4.24	4.01
Less Distributions:
Distributions from net realized gains	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)	-
Net asset value, end of period	$33.17	$31.72	$26.65	$26.47	$26.62	$23.37
Total Return(b):	11.54%	24.48%	8.39%	5.68%	18.48%	20.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$320,850	$318,202	$290,328	$261,304	$47,957	$37,198
Average net assets (000)	$334,937	$306,004	$277,093	$122,239	$43,736	$38,280
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	1.22%	1.23%	1.25%	1.25%	1.26%
Expenses before waivers and/or expense reimbursement	1.48%	1.47%	1.48%	1.50%	1.50%	1.51%
Net investment income (loss)	(0.42)%	(0.36)%	(0.39)%	(0.57)%	(0.48)%	(0.25)%
Portfolio turnover rate	21%	54% (d)	36%	41%	38%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	The portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.30	$31.79	$31.05	$30.81	$26.78	$22.07
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.04	0.03	0.01	0.01	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.42	7.63	2.76	1.79	5.01	4.65
Total from investment operations	4.44	7.67	2.79	1.80	5.02	4.71
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	-	- (d)	-
Distributions from net realized gains	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)	-
Total dividends and distributions	(2.12)	(1.16)	(2.05)	(1.56)	(0.99)	-
Net asset value, end of period	$40.62	$38.30	$31.79	$31.05	$30.81	$26.78
Total Return(b):	11.84%	25.07%	8.99%	6.20%	19.07%	21.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,973,381	$2,763,070	$2,015,895	$1,801,158	$1,465,227	$1,241,434
Average net assets (000)	$2,926,650	$2,264,779	$1,944,589	$1,701,486	$1,398,654	$1,077,941
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69%	0.72%	0.73%	0.75%	0.75%	0.76%
Expenses before waivers and/or expense reimbursement	0.69%	0.72%	0.73%	0.75%	0.75%	0.76%
Net investment income (loss)	0.12%	0.13%	0.11%	0.03%	0.03%	0.25%
Portfolio turnover rate	21%	54% (e)	36%	41%	38%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Less than $0.005 per share.
(e)	The portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

40

Class R2 Shares
November 28, 2017(d) through March 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.49
Total from investment operations	1.45
Less Distributions:
Distributions from net realized gains	(2.12)
Net asset value, end of period	$40.57
Total Return(b):	3.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%
Expenses before waivers and/or expense reimbursement	199.95%
Net investment income (loss)	(0.31)%
Portfolio turnover rate	21%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	41

Financial Highlights (unaudited) (continued)

Class R4 Shares
November 28, 2017(d) through March 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.50
Total from investment operations	1.49
Less Distributions:
Distributions from net realized gains	(2.12)
Net asset value, end of period	$40.61
Total Return(b):	3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%
Expenses before waivers and/or expense reimbursement	199.62%
Net investment income (loss)	(0.06)%
Portfolio turnover rate	21%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

42

Class Q Shares
	Six Months Ended March 31, 2018	September 27, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$38.30	$37.92
Income (loss) from investment operations:
Net investment income (loss)	0.06	-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.41	0.38
Total from investment operations	4.47	0.38
Less Distributions:
Distributions from net realized gains	(2.12)	-
Net asset value, end of period	$40.65	$38.30
Total Return(d):	11.92%	1.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,421	$13,539
Average net assets (000)	$28,137	$13,296
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.60%	0.58%	(f)
Expenses before waivers and/or expense reimbursement	0.64%	0.58%	(f)
Net investment income (loss)	0.28%	(0.43)%	(f)
Portfolio turnover rate	21%	54%	(g)(h)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	Annualized.
(g)	Not annualized.
(h)	The portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	Q
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX	PJFOX	PJFPX	PJFQX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404	74437E420	74437E412	74437E479

MF168 E2

     PRUDENTIAL ASSET ALLOCATION FUNDS

SEMIANNUAL REPORT

MARCH 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Balanced / Allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Asset Allocation Funds	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Asset Allocation Funds	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Asset Allocation Funds informative and useful. The report covers performance for the six-month period ended March 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Funds

May 15, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Asset Allocation Funds	7

Conservative Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.01	1.34	3.52	4.51	—
Class B	1.65	1.48	3.75	4.31	—
Class C	1.66	5.48	3.94	4.32	—
Class R	1.88	7.02	4.45	4.84	—
Class Z	2.19	7.54	4.97	5.36	—
Class Q	0.38**	N/A	N/A	N/A	N/A (11/28/17)
Conservative Customized Blend Index
	1.37	5.71	4.95	4.78	—
Russell 1000 Index
	5.85	13.98	13.17	9.61	—
S&P 500 Index
	5.84	13.98	13.29	9.49	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average
	0.85	4.81	3.97	4.46	—

*Not Annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

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Past performance does not predict future performance. Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund, or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class R**	Class Z**	Class Q***
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Conservative Customized Blend Index—The Conservative Customized Blend is a model portfolio consisting of the Russell 3000 Index (25.5%), the MSCI ACWI ex-US ND Index (10%), the Bloomberg Barclays US Aggregate Bond Index (29%), the Bloomberg Barclays 1-3 Year Government/Credit Index (29%), the FTSE EPRA/NAREIT Developed Net Index (5%), and the Citigroup 3-Month T-Bill Index (1.5%).

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market.

Prudential Asset Allocation Funds	9

Conservative Allocation Fund

Your Fund’s Performance (continued)

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Mixed-Asset Target Allocation Conservative Funds Average—The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds universe for the periods noted. Funds in the Lipper Average maintain a mix of between 20% and 40% in equity securities with the remainder in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Conservative Allocation Fund

Performance Target

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2018, and their weightings in the Conservative Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Bloomberg Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The FTSE EPRA/NAREIT Developed Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 22 developed and 24 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

Prudential Asset Allocation Funds	11

Moderate Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.35	4.53	5.64	5.30	—
Class B	2.92	4.70	5.87	5.10	—
Class C	2.99	8.78	6.04	5.10	—
Class R	3.25	10.34	6.52	5.60	—
Class Z	3.52	10.87	7.12	6.15	—
Class Q	0.87**	N/A	N/A	N/A	N/A (11/28/17)
Moderate Customized Blend Index
	2.82	9.02	7.46	6.16	—
Russell 1000 Index
	5.85	13.98	13.17	9.61	—
S&P 500 Index
	5.84	13.98	13.29	9.49	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average***
	1.97	7.55	5.99	5.40	—
Lipper Mixed-Asset Target Allocation Growth Funds Average***
	3.24	9.94	7.67	6.13	—

*Not Annualized

**Since Inception

***The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Allocation Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class R**	Class Z**	Class Q***
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Moderate Customized Blend Index—The Moderate Customized Blend is a model portfolio consisting of the Russell 3000 Index (45%), the MSCI ACWI ex-US ND Index (15%), the Bloomberg Barclays US Aggregate Bond Index (19%), the Bloomberg Barclays 1-3 Year Government/Credit Index (14%), the FTSE EPRA/NAREIT Developed Net Index (5%), and the Citigroup 3-Month T-Bill Index (2%).

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Prudential Asset Allocation Funds	13

Moderate Allocation Fund

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Moderate Funds Average—The Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds universe for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 40%-60% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds universe for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Moderate Allocation Fund

Performance Target

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2018, and their weightings in the Moderate Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Bloomberg Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US Government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The FTSE EPRA/NAREIT Developed Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 22 developed and 24 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

Prudential Asset Allocation Funds	15

Growth Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/18 (without sales charges)	Average Annual Total Returns as of 3/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.68	7.89	7.50	5.72	—
Class B	4.31	8.37	7.77	5.53	—
Class C	4.30	12.35	7.92	5.53	—
Class R	4.59	13.94	8.46	6.07	—
Class Z	4.81	14.50	8.99	6.59	—
Class Q	1.37**	N/A	N/A	N/A	N/A (11/28/17)
Growth Customized Blend Index
	4.18	12.53	9.69	7.11	—
Russell 1000 Index
	5.85	13.98	13.17	9.61	—
S&P 500 Index
	5.84	13.98	13.29	9.49	—
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average
	4.43	13.22	9.05	6.22	—

*Not Annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class R**	Class Z**	Class Q***
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Growth Customized Blend Index—The Growth Customized Blend is a model portfolio consisting of the Russell 3000 Index (60.5%), the MSCI ACWI ex-US ND Index (24%), the Bloomberg Barclays US Aggregate Bond Index (8%), the FTSE EPRA/NAREIT Developed Net Index (5%), and the Citigroup 3-Month T-Bill Index (2.5%).

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Prudential Asset Allocation Funds	17

Growth Allocation Fund

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average—The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds universe for the periods noted. Funds in the Lipper Average are funds of funds that, by portfolio practice, maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Growth Allocation Fund

Performance Target

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2018, and their weightings in the Growth Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The FTSE EPRA/NAREIT Developed Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 22 developed and 24 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

Prudential Asset Allocation Funds	19

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended March 31, 2018. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,020.10	1.26%	$6.35
	Hypothetical	$1,000.00	$1,018.65	1.26%	$6.34
Class B	Actual	$1,000.00	$1,016.50	2.01%	$10.11
	Hypothetical	$1,000.00	$1,014.91	2.01%	$10.10
Class C	Actual	$1,000.00	$1,016.60	2.01%	$10.11
	Hypothetical	$1,000.00	$1,014.91	2.01%	$10.10
Class R	Actual	$1,000.00	$1,018.80	1.51%	$7.60
	Hypothetical	$1,000.00	$1,017.40	1.51%	$7.59
Class Z	Actual	$1,000.00	$1,021.90	1.01%	$5.09
	Hypothetical	$1,000.00	$1,019.90	1.01%	$5.09
Class Q**	Actual	$1,000.00	$1,003.80	1.01%	$3.41
	Hypothetical	$1,000.00	$1,019.90	1.01%	$5.09

Prudential Asset Allocation Funds	21

Fees and Expenses (continued)

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,033.50	1.27%	$6.44
	Hypothetical	$1,000.00	$1,018.60	1.27%	$6.39
Class B	Actual	$1,000.00	$1,029.20	2.04%	$10.32
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25
Class C	Actual	$1,000.00	$1,029.90	2.04%	$10.32
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25
Class R	Actual	$1,000.00	$1,032.50	1.54%	$7.80
	Hypothetical	$1,000.00	$1,017.25	1.54%	$7.75
Class Z	Actual	$1,000.00	$1,035.20	1.04%	$5.28
	Hypothetical	$1,000.00	$1,019.75	1.04%	$5.24
Class Q**	Actual	$1,000.00	$1,008.70	1.04%	$3.52
	Hypothetical	$1,000.00	$1,019.75	1.04%	$5.24

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,046.80	1.34%	$6.84
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74
Class B	Actual	$1,000.00	$1,043.10	2.09%	$10.65
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50
Class C	Actual	$1,000.00	$1,043.00	2.09%	$10.65
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50
Class R	Actual	$1,000.00	$1,045.90	1.59%	$8.11
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00
Class Z	Actual	$1,000.00	$1,048.10	1.09%	$5.57
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49
Class Q**	Actual	$1,000.00	$1,013.70	1.09%	$3.70
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**”Actual” expenses are calculated using the 123 days in the period ended March 31, 2018 due to the class’ inception date of November 28, 2017.

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Prudential Conservative Allocation Fund

Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	516,735	$5,141,512
Prudential Global Real Estate Fund (Class Q)	277,941	6,437,109
Prudential Government Income Fund (Class Q)	813,670	7,575,266
Prudential High Yield Fund (Class Q)	477,738	2,584,563
Prudential Jennison 20/20 Focus Fund (Class Q)*	78,036	1,297,736
Prudential Jennison Equity Opportunity Fund (Class Q)	127,519	2,591,185
Prudential Jennison Growth Fund (Class Q)*	73,949	3,005,269
Prudential Jennison International Opportunities Fund (Class Q)	279,299	5,080,444
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	45,238	1,757,062
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,316	129,243
Prudential Jennison Small Company Fund, Inc. (Class Q)	170,494	4,533,438
Prudential Jennison Value Fund (Class Q)	143,402	2,842,221
Prudential QMA International Equity Fund (Class Q)	953,070	7,643,620
Prudential QMA Large-Cap Core Equity Fund (Class Q)	316,791	5,325,253
Prudential QMA Long-Short Equity Fund (Class Q)*	305,172	3,869,583
Prudential QMA Mid-Cap Value Fund (Class Q)	92,247	2,007,299
Prudential QMA Small-Cap Value Fund (Class Q)	26,511	519,343
Prudential QMA Strategic Value Fund (Class Q)	546,514	7,902,592
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	4,069,570	39,189,957
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	59,596	645,425
Prudential Total Return Bond Fund (Class Q)	1,234,288	17,637,969

TOTAL LONG-TERM INVESTMENTS (cost $108,024,763)		127,716,089

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,358,372)	1,358,372	1,358,372

TOTAL INVESTMENTS 100.2% (cost $109,383,135)(w)		129,074,461
Liabilities in excess of other assets (0.2)%		(275,152)

NET ASSETS 100.0%		$128,799,309

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	23

Prudential Conservative Allocation Fund

Schedule of Investments (unaudited) (continued)

as of March 31, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$129,074,461	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Multi-Sector Debt	48.1%
International	9.9
Large-Cap Value	8.4
U.S. Government Debt	5.9
Large/Mid-Cap Growth	5.7
Large-Cap Core	5.1
Global Real Estate	5.0
Small-Cap Core	3.5
Long-Short Cap	3.0
High Yield	2.0%
Small/Mid-Cap Value	2.0
Short-Term Debt	0.5
Natural Resources	0.1

99.2
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

24

This Page Intentionally Left Blank

Prudential Conservative Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Affiliated investments (cost $109,383,135)	$129,074,461
Receivable for investments sold	690,000
Dividends receivable	188,495
Receivable for Fund shares sold	115,006
Prepaid expenses	373

Total Assets	130,068,335

Liabilities
Payable for investments purchased	1,004,749
Payable for Fund shares reacquired	137,975
Accrued expenses and other liabilities	46,789
Distribution fee payable	45,727
Administration fee payable	19,104
Affiliated transfer agent fee payable	10,237
Management fee payable	4,445

Total Liabilities	1,269,026

Net Assets	$128,799,309

Net assets were comprised of:
Common stock, at par	$9,994
Paid-in capital in excess of par	106,535,183

106,545,177
Distribution in excess of net investment income	(180,274)
Accumulated net realized gain on investment transactions	2,743,080
Net unrealized appreciation on investments	19,691,326

Net assets, March 31, 2018	$128,799,309

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($88,963,566 ÷ 6,896,640 shares of common stock issued and outstanding)	$12.90
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.65

Class B
Net asset value, offering price and redemption price per share ($6,018,879 ÷ 469,153 shares of common stock issued and outstanding)	$12.83

Class C
Net asset value, offering price and redemption price per share ($25,935,910 ÷ 2,020,789 shares of common stock issued and outstanding)	$12.83

Class R
Net asset value, offering price and redemption price per share ($168,068 ÷ 12,982 shares of common stock issued and outstanding)	$12.95

Class Z
Net asset value, offering price and redemption price per share ($7,702,848 ÷ 594,158 shares of common stock issued and outstanding)	$12.96

Class Q
Net asset value, offering price and redemption price per share ($10,038 ÷ 775 shares of common stock issued and outstanding)	$12.95

See Notes to Financial Statements.

Prudential Asset Allocation Funds	27

Prudential Conservative Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$1,745,845

Expenses
Management fee	64,842
Distribution fee(a)	299,605
Transfer agent’s fees and expenses (including affiliated expense of $25,910)(a)	71,169
Custodian and accounting fees	44,660
Registration fees(a)	40,860
Audit fee	11,873
Shareholders’ reports	10,622
Legal fees and expenses	8,908
Directors’ fees	5,905
Miscellaneous	6,218

Total expenses	564,662
Less: Expense subsidy(a)	(38,107)
Distribution fee waiver(a)	(22,275)

Net expenses	504,280

Net investment income (loss)	1,241,565

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	1,083,224
Net capital gain distributions received	2,516,591

3,599,815

Net change in unrealized appreciation (depreciation) on investments	(2,410,706)

Net gain (loss) on investment transactions	1,189,109

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,430,674

(a)	Class specific expenses and waivers were as follow:

	Class A	Class B	Class C	Class R	Class Z	Class Q
Distribution fee	131,682	35,209	132,099	615	—	—
Transfer agent’s fees and expenses	45,945	9,753	12,933	110	2,388	40
Registration fees	7,028	6,807	6,954	6,807	6,807	6,457
Expense subsidy	(2,679)	(12,530)	(4,825)	(6,823)	(4,757)	(6,493)
Distribution fee waiver	(22,069)	—	—	(206)	—	—

See Notes to Financial Statements.

28

Prudential Conservative Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,241,565	$1,601,383
Net realized gain (loss) on investment transactions	1,083,224	2,065,233
Net capital gain (loss) distributions received	2,516,591	1,872,021
Net change in unrealized appreciation (depreciation) on investments	(2,410,706)	4,538,476

Net increase (decrease) in net assets resulting from operations	2,430,674	10,077,113

Dividends and Distributions
Dividends from net investment income
Class A	(1,454,623)	(1,329,492)
Class B	(87,099)	(115,917)
Class C	(343,287)	(232,637)
Class R	(2,511)	(1,762)
Class Z	(135,858)	(142,125)
Class Q	(140)	—

	(2,023,518)	(1,821,933)

Distributions from net realized gains and capital gain distributions received
Class A	(1,645,904)	(897,459)
Class B	(122,528)	(152,058)
Class C	(490,474)	(300,939)
Class R	(3,060)	(1,440)
Class Z	(141,291)	(82,721)
Class Q	(184)	—

	(2,403,441)	(1,434,617)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,244,470	12,950,865
Net asset value of shares issued in reinvestment of dividends and distributions	4,310,068	3,125,805
Cost of shares reacquired	(10,227,353)	(30,786,101)

Net increase (decrease) in net assets from Fund share transactions	1,327,185	(14,709,431)

Total increase (decrease)	(669,100)	(7,888,868)

Net Assets:
Beginning of period	129,468,409	137,357,277

End of period(a)	$128,799,309	$129,468,409

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(180,274)	$601,679

See Notes to Financial Statements.

Prudential Asset Allocation Funds	29

Prudential Moderate Allocation Fund

Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.7%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	417,657	$4,155,683
Prudential Global Real Estate Fund (Class Q)	359,302	8,321,434
Prudential Government Income Fund (Class Q)	499,258	4,648,091
Prudential High Yield Fund (Class Q)	306,417	1,657,717
Prudential Jennison 20/20 Focus Fund (Class Q)*	201,863	3,356,979
Prudential Jennison Equity Opportunity Fund (Class Q)	330,969	6,725,285
Prudential Jennison Growth Fund (Class Q)*	128,509	5,222,587
Prudential Jennison International Opportunities Fund (Class Q)	540,707	9,835,454
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	107,938	4,192,310
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	4,442	173,101
Prudential Jennison Small Company Fund, Inc. (Class Q)	371,961	9,890,454
Prudential Jennison Value Fund (Class Q)	350,126	6,939,492
Prudential QMA International Equity Fund (Class Q)	1,815,010	14,556,383
Prudential QMA Large-Cap Core Equity Fund (Class Q)	928,881	15,614,497
Prudential QMA Long-Short Equity Fund (Class Q)*	525,463	6,662,869
Prudential QMA Mid-Cap Value Fund (Class Q)	219,246	4,770,803
Prudential QMA Small-Cap Value Fund (Class Q)	72,307	1,416,488
Prudential QMA Strategic Value Fund (Class Q)	1,089,673	15,756,678
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,671,990	25,731,262
Prudential Total Return Bond Fund (Class Q)	1,106,595	15,813,249

TOTAL LONG-TERM INVESTMENTS (cost $127,090,869)		165,440,816

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,360,944)	1,360,944	1,360,944

TOTAL INVESTMENTS 100.5% (cost $128,451,813)(w)		166,801,760
Liabilities in excess of other assets (0.5)%		(833,111)

NET ASSETS 100.0%		$165,968,649

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

30

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$166,801,760	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

Multi-Sector Debt	27.5%
International	14.7
Large-Cap Value	13.7
Large-Cap Core	11.4
Large/Mid-Cap Growth	9.7
Small-Cap Core	6.0
Global Real Estate	5.0
Long-Short Cap	4.0
Small/Mid-Cap Value	3.8
U.S. Government Debt	2.8%
High Yield	1.0
Natural Resources	0.1

99.7
Short-Term Investment	0.8
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

Prudential Asset Allocation Funds	31

Prudential Moderate Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Affiliated investments (cost $128,451,813)	$166,801,760
Receivable for investments sold	1,430,000
Dividends receivable	137,587
Receivable for Fund shares sold	42,813
Prepaid expenses	374

Total Assets	168,412,534

Liabilities
Payable for investments purchased	1,272,206
Payable for Fund shares reacquired	1,010,471
Accrued expenses and other liabilities	78,218
Distribution fee payable	58,267
Affiliated transfer agent fee payable	17,129
Management fee payable	7,594

Total Liabilities	2,443,885

Net Assets	$165,968,649

Net assets were comprised of:
Common stock, at par	$11,048
Paid-in capital in excess of par	121,622,907

121,633,955
Distribution in excess of net investment income	(1,128,063)
Accumulated net realized gain on investment transactions	7,112,810
Net unrealized appreciation on investments	38,349,947

Net assets, March 31, 2018	$165,968,649

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share ($126,341,504 ÷ 8,395,456 shares of common stock issued and outstanding)	$15.05
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$15.93

Class B
Net asset value, offering price and redemption price per share ($10,497,622 ÷ 702,929 shares of common stock issued and outstanding)	$14.93

Class C
Net asset value, offering price and redemption price per share ($25,691,791 ÷ 1,720,822 shares of common stock issued and outstanding)	$14.93

Class R
Net asset value, offering price and redemption price per share ($148,413 ÷ 9,918 shares of common stock issued and outstanding)	$14.96

Class Z
Net asset value, offering price and redemption price per share ($3,279,231 ÷ 217,739 shares of common stock issued and outstanding)	$15.06

Class Q
Net asset value, offering price and redemption price per share ($10,088 ÷ 670 shares of common stock issued and outstanding)	$15.06

See Notes to Financial Statements.

Prudential Asset Allocation Funds	33

Prudential Moderate Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Income
Affiliated dividend income	$2,128,242

Expenses
Management fee	84,811
Distribution fee(a)	383,041
Transfer agent’s fees and expenses (affiliated expense of $42,820)(a)	107,752
Custodian and accounting fees	44,687
Registration fees(a)	42,579
Audit fee	11,873
Shareholders’ reports	11,219
Legal fees and expenses	9,019
Directors’ fees	6,421
Miscellaneous	6,309

Total expenses	707,711
Less: Expense subsidy(a)	(38,814)
Distribution fee waiver(a)	(32,054)

Net expenses	636,843

Net investment income (loss)	1,491,399

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	1,676,813
Net capital gain distributions received	6,207,118

7,883,931

Net change in unrealized appreciation (depreciation) on investments	(3,917,876)

Net gain (loss) on investment transactions	3,966,055

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,457,454

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class Q
Distribution fee	190,450	61,219	130,960	412	—	—
Transfer agent’s fees and expenses	73,278	17,791	14,307	26	2,312	38
Registration fees	7,914	6,914	7,463	6,914	6,914	6,460
Expense subsidy	—	(15,843)	(2,858)	(6,861)	(6,759)	(6,493)
Distribution fee waiver	(31,915)	—	—	(139)	—	—

See Notes to Financial Statements.

34

Prudential Moderate Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,491,399	$1,348,166
Net realized gain (loss) on investment transactions	1,676,813	2,935,444
Net capital gain (loss) distributions received	6,207,118	3,742,657
Net change in unrealized appreciation (depreciation) on investments	(3,917,876)	11,749,432

Net increase (decrease) in net assets resulting from operations	5,457,454	19,775,699

Dividends and Distributions
Dividends from net investment income
Class A	(2,679,512)	(1,266,793)
Class B	(162,867)	(97,019)
Class C	(371,059)	(124,143)
Class R	(1,876)	(79)
Class Z	(77,331)	(38,832)
Class Q	(232)	—

	(3,292,877)	(1,526,866)

Distributions from net realized gains and capital gain distributions received
Class A	(2,840,983)	(2,451,148)
Class B	(258,639)	(483,523)
Class C	(589,254)	(618,707)
Class R	(2,252)	(193)
Class Z	(73,692)	(62,254)
Class Q	(221)	—

	(3,765,041)	(3,615,825)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,869,663	14,504,912
Net asset value of shares issued in reinvestment of dividends and distributions	6,875,301	4,977,834
Cost of shares reacquired	(12,776,780)	(29,688,388)

Net increase (decrease) in net assets from Fund share transactions	(31,816)	(10,205,642)

Total increase (decrease)	(1,632,280)	4,427,366

Net Assets:
Beginning of period	167,600,929	163,173,563

End of period(a)	$165,968,649	$167,600,929

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(1,128,063)	$673,415

See Notes to Financial Statements.

Prudential Asset Allocation Funds	35

Prudential Growth Allocation Fund

Schedule of Investments (unaudited)

as of March 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	81,887	$814,778
Prudential Global Real Estate Fund (Class Q)	236,424	5,475,581
Prudential High Yield Fund (Class Q)	100,673	544,642
Prudential Jennison 20/20 Focus Fund (Class Q)*	200,131	3,328,186
Prudential Jennison Equity Opportunity Fund (Class Q)	381,565	7,753,409
Prudential Jennison Growth Fund (Class Q)*	112,204	4,559,968
Prudential Jennison International Opportunities Fund (Class Q)	572,834	10,419,844
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	91,083	3,537,658
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	2,837	110,558
Prudential Jennison Small Company Fund, Inc. (Class Q)	321,963	8,560,994
Prudential Jennison Value Fund (Class Q)	319,688	6,336,222
Prudential QMA International Equity Fund (Class Q)	1,912,685	15,339,736
Prudential QMA Large-Cap Core Equity Fund (Class Q)	767,395	12,899,918
Prudential QMA Long-Short Equity Fund (Class Q)*	432,942	5,489,702
Prudential QMA Mid-Cap Value Fund (Class Q)	172,741	3,758,842
Prudential QMA Small-Cap Value Fund (Class Q)	56,489	1,106,625
Prudential QMA Strategic Value Fund (Class Q)	970,582	14,034,619
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	198,415	1,910,733
Prudential Total Return Bond Fund (Class Q)	234,602	3,352,458

TOTAL LONG-TERM INVESTMENTS (cost $81,039,308)		109,334,473

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,053,537)	1,053,537	1,053,537

TOTAL INVESTMENTS 100.1% (cost $82,092,845)(w)		110,388,010
Liabilities in excess of other assets (0.1)%		(100,570)

NET ASSETS 100.0%		$110,287,440

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

36

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$110,388,010	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:

International	23.4%
Large-Cap Value	18.5
Large-Cap Core	14.7
Large/Mid-Cap Growth	14.3
Small-Cap Core	7.8
Multi-Sector Debt	5.4
Long-Short Cap	5.0
Global Real Estate	5.0
Small/Mid-Cap Value	4.4%
High Yield	0.5
Natural Resources	0.1

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Asset Allocation Funds	37

Prudential Growth Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2018

Assets
Affiliated investments (cost $82,092,845)	$110,388,010
Receivable for investments sold	1,270,000
Receivable for Fund shares sold	36,818
Dividends receivable	19,441
Due from Manager	3,227
Prepaid expenses	374

Total Assets	111,717,870

Liabilities
Payable for investments purchased	1,140,125
Payable for Fund shares reacquired	167,149
Accrued expenses and other liabilities	50,533
Distribution fee payable	37,268
Administration fee payable	19,104
Affiliated transfer agent fee payable	16,251

Total Liabilities	1,430,430

Net Assets	$110,287,440

Net assets were comprised of:
Common stock, at par	$6,094
Paid-in capital in excess of par	77,420,042

77,426,136
Distribution in excess of net investment income	(1,148,298)
Accumulated net realized gain on investment transactions	5,714,437
Net unrealized appreciation on investments	28,295,165

Net assets, March 31, 2018	$110,287,440

See Notes to Financial Statements.

38

Class A
Net asset value and redemption price per share ($83,391,809 ÷ 4,568,455 shares of common stock issued and outstanding)	$18.25
Maximum sales charge (5.50% of offering price)	1.06

Maximum offering price to public	$19.31

Class B
Net asset value, offering price and redemption price per share ($7,426,522 ÷ 424,818 shares of common stock issued and outstanding)	$17.48

Class C
Net asset value, offering price and redemption price per share ($15,429,724 ÷ 881,552 shares of common stock issued and outstanding)	$17.50

Class R
Net asset value, offering price and redemption price per share ($203,980 ÷ 11,265 shares of common stock issued and outstanding)	$18.11

Class Z
Net asset value, offering price and redemption price per share ($3,825,268 ÷ 206,986 shares of common stock issued and outstanding)	$18.48

Class Q
Net asset value, offering price and redemption price per share ($10,137 ÷ 549 shares of common stock issued and outstanding)	$18.46

See Notes to Financial Statements.

Prudential Asset Allocation Funds	39

Prudential Growth Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2018

Net Investment Income (Loss)
Income
Affiliated dividend income	$1,281,127

Total income	1,281,127

Expenses
Management fee	55,000
Distribution fee(a)	244,877
Transfer agent’s fees and expenses (affiliated expense of $40,697)(a)	88,452
Custodian and accounting fees	44,660
Registration fees(a)	40,719
Audit fee	11,873
Shareholders’ reports	10,897
Legal fees and expenses	8,882
Directors’ fees	5,835
Miscellaneous	6,157

Total expenses	517,352
Less: Expense subsidy(a)	(79,974)
Distribution fee waiver(a)	(20,944)

Net expenses	416,434

Net investment income (loss)	864,693

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	748,076
Net capital gain distributions received	5,388,102

6,136,178

Net change in unrealized appreciation (depreciation) on investments	(2,173,324)

Net gain (loss) on investment transactions	3,962,854

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,827,547

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class Q
Distribution fee	123,554	43,302	77,309	712	—	—
Transfer agent’s fees and expenses	62,245	14,558	9,555	35	2,019	40
Registration fees	7,161	6,740	6,927	6,740	6,740	6,411
Expense subsidy	(32,362)	(17,418)	(9,570)	(6,690)	(7,486)	(6,448)
Distribution fee waiver	(20,706)	—	—	(238)	—	—

See Notes to Financial Statements.

40

Prudential Growth Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$864,693	$412,949
Net realized gain (loss) on investment transactions	748,076	1,396,557
Net capital gain distributions received	5,388,102	2,860,032
Net change in unrealized appreciation (depreciation) on investments	(2,173,324)	11,303,894

Net increase (decrease) in net assets resulting from operations	4,827,547	15,973,432

Dividends and Distributions
Dividends from net investment income
Class A	(1,771,051)	(720,738)
Class B	(129,341)	(50,040)
Class C	(240,693)	(54,686)
Class R	(3,963)	(210)
Class Z	(67,459)	(23,756)
Class Q	(235)	—

	(2,212,742)	(849,430)

Distributions from net realized gains and capital gain distributions received
Class A	(1,144,763)	(1,903,452)
Class B	(120,159)	(346,254)
Class C	(223,606)	(378,406)
Class R	(2,885)	(712)
Class Z	(39,367)	(51,505)
Class Q	(137)	—

	(1,530,917)	(2,680,329)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,971,795	9,325,472
Net asset value of shares issued in reinvestment of dividends and distributions	3,675,942	3,441,557
Cost of shares reacquired	(6,325,281)	(13,035,435)

Net increase (decrease) in net assets from Fund share transactions	4,322,456	(268,406)

Total increase (decrease)	5,406,344	12,175,267

Net Assets:
Beginning of period	104,881,096	92,705,829

End of period(a)	$110,287,440	$104,881,096

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(1,148,298)	$199,751

See Notes to Financial Statements.

Prudential Asset Allocation Funds	41

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Balanced Fund, Prudential Jennison Equity Opportunity Fund and Prudential Jennison Growth Fund, each of which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”), each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The investment objective of the Conservative Allocation Fund is current income and a reasonable level of capital appreciation. The investment objective of the Moderate Allocation Fund is capital appreciation and a reasonable level of current income. The investment objective of the Growth Allocation Fund is long-term capital appreciation. Each of the three Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Allocation Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Allocation Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Allocation Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising

42

the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Allocation Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Allocation Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and

Prudential Asset Allocation Funds	43

Notes to Financial Statements (unaudited) (continued)

unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the policy of each of the Allocation Funds’ to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Conservative Allocation Fund expects to pay dividends from net investment income quarterly and distributions from net realized gains, if any, annually. The Moderate Allocation Fund and the Growth Allocation Fund expect to pay dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Allocation Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Allocations Funds. PGIM Investments administers the corporate affairs of the Allocation Funds and, in connection therewith, furnishes the Allocation Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Allocation Fund’s custodian (the Custodian), and the Allocation Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of

44

dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Allocation Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Allocation Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.10% of each of the Allocation Funds’ average daily net assets up to $5 billion and 0.08% of average daily net assets in excess of $5 billion. The effective management fee rate, before any waivers and/or expense reimbursements were 0.10%, 0.10% and 0.10% for the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively, for the six months ended March 31, 2018.

PGIM Investments LLC (PGIM Investments) has contractually agreed, through January 31, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.60% of average daily net assets for Class A shares, 1.35% of average daily net assets for Class B shares, 1.35% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class R shares, 0.35% of average daily net assets for Class Z shares, and 0.35% of average daily net assets for Class Q shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such wavier/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rates net of waivers and/or expense reimbursements were 0.04% and 0.05% for the Conservative Allocation Fund and Moderate Allocation Fund, respectively for the six months ended March 31, 2018. The management fee waiver and/or expense reimbursement exceeded the management fee for the Growth Allocation Fund for the six months ended March 31, 2018.

The Company, on behalf of the Allocation Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class Q shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’

Prudential Asset Allocation Funds	45

Notes to Financial Statements (unaudited) (continued)

Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class Q shares of the Allocation Funds.

Pursuant to the Distribution Plans, the Allocation Funds compensate PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through January 31, 2019 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2018. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$84,979
Moderate Allocation Fund	111,948
Growth Allocation Fund	96,360

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders for the six months ended March 31, 2018. These amounts were as follows:

Fund	Class A	Class B	Class C
Conservative Allocation Fund	$0	$1,329	$453
Moderate Allocation Fund	0	3,091	3,285
Growth Allocation Fund	0	2,945	705

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

46

The Allocation Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended March 31, 2018 no such transactions were entered into by the Allocation Funds.

The Allocation Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended March 31, 2018, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Conservative Allocation Fund	$15,614,357	$14,860,000
Moderate Allocation Fund	24,425,500	22,855,000
Growth Allocation Fund	16,666,624	9,885,000

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds, other than short-term investments, for the for the six months ended March 31, 2018, is presented as follows:

Prudential Asset Allocation Funds	47

Notes to Financial Statements (unaudited) (continued)

Conservative Allocation Fund:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)
Prudential Absolute Return Bond Fund (Class Q)	$9,113,753	$166,085	$—	$4,200,000	$(54,547)
Prudential Global Real Estate Fund (Class Q)	6,384,456	782,440	—	430,000	(313,682)
Prudential Government Income Fund (Class Q)	7,584,285	498,113	—	320,000	(180,686)
Prudential High Yield Fund (Class Q)	2,609,669	130,766	—	75,000	(79,876)
Prudential Jennison 20/20 Focus Fund (Class Q)	1,300,389	257,569	—	150,000	(125,557)
Prudential Jennison Equity Opportunity Fund (Class Q)	2,597,968	425,793	—	290,000	(210,131)
Prudential Jennison Growth Fund (Class Q)	3,254,029	426,202	—	890,000	86,205
Prudential Jennison International Opportunities Fund (Class Q)	5,347,222	221,060	—	950,000	275,647
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	1,887,875	266,686	—	305,000	(218,293)
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	144,262	—	—	20,000	4,058
Prudential Jennison Small Company Fund (Class Q)	4,876,811	482,977	—	735,000	(146,914)
Prudential Jennison Value Fund (Class Q)	2,596,163	580,577	—	260,000	(81,964)
Prudential QMA International Equity Fund (Class Q)	7,932,236	376,441	—	825,000	(8,002)
Prudential QMA Large-Cap Core Equity Fund (Class Q)	4,937,573	1,390,201	—	590,000	(421,351)
Prudential QMA Long-Short Equity Fund (Class Q)	3,888,483	70,000	—	160,000	47,780
Prudential QMA Mid-Cap Value Fund (Class Q)	788,040	1,430,490	—	145,000	(68,411)
Prudential QMA Small-Cap Value Fund (Class Q)	1,575,505	81,624	—	1,080,000	(275,016)
Prudential QMA Strategic Value Fund (Class Q)	7,139,825	1,537,534	—	750,000	(44,664)
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	35,583,667	5,608,259	—	1,680,000	(262,620)
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	651,525	29,484	—	20,000	(15,252)
Prudential Total Return Bond Fund (Class Q)	18,095,478	852,056	—	985,000	(317,430)

	$128,289,214	$15,614,357	$—	$14,860,000	$(2,410,706)

48

Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$116,221	$5,141,512	$516,735	$126,266	$—
13,895	6,437,109	277,941	152,261	110,179
(6,446)	7,575,266	813,670	88,033	—
(996)	2,584,563	477,738	80,761	—
15,335	1,297,736	78,036	—	207,569
67,555	2,591,185	127,519	31,925	303,868
128,833	3,005,269	73,949	—	156,202
186,515	5,080,444	279,299	11,060	—
125,794	1,757,062	45,238	—	206,686
923	129,243	3,316	—	—
55,564	4,533,438	170,494	20,124	333,120
7,445	2,842,221	143,402	34,551	146,026
167,945	7,643,620	953,070	186,441	—
8,830	5,325,253	316,791	67,794	672,407
23,320	3,869,583	305,172	—	—
2,180	2,007,299	92,247	35,132	95,358
217,230	519,343	26,511	8,645	52,979
19,897	7,902,592	546,514	105,337	232,197
(59,349)	39,189,957	4,069,570	502,448	—
(332)	645,425	59,596	9,482	—
(7,135)	17,637,969	1,234,288	276,898	—

$1,083,224	$127,716,089		$1,737,158	$2,516,591

Prudential Asset Allocation Funds	49

Notes to Financial Statements (unaudited) (continued)

Moderate Allocation Fund:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)
Prudential Absolute Return Bond Fund (Class Q)	$8,389,642	$204,731	$—	$4,500,000	$(88,511)
Prudential Global Real Estate Fund (Class Q)	8,276,327	1,044,352	—	600,000	(386,326)
Prudential Government Income Fund (Class Q)	4,630,165	374,542	—	240,000	(109,435)
Prudential High Yield Fund (Class Q)	1,687,924	102,829	—	80,000	(51,400)
Prudential Jennison 20/20 Focus Fund (Class Q)	3,376,217	685,260	—	415,000	(315,838)
Prudential Jennison Equity Opportunity Fund (Class Q)	6,723,943	1,060,666	—	680,000	(434,498)
Prudential Jennison Growth Fund (Class Q)	5,737,901	617,239	—	1,510,000	172,744
Prudential Jennison International Opportunities Fund (Class Q)	10,310,727	311,584	—	1,675,000	547,091
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	4,454,549	512,371	—	545,000	(436,434)
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	186,499	—	—	20,000	5,679
Prudential Jennison Small Company Fund (Class Q)	10,506,439	870,382	—	1,280,000	(277,880)
Prudential Jennison Value Fund (Class Q)	6,374,293	1,309,437	—	555,000	(203,176)
Prudential QMA International Equity Fund (Class Q)	15,478,098	668,780	—	1,890,000	(101,385)
Prudential QMA Large-Cap Core Equity Fund (Class Q)	14,777,624	3,483,749	—	1,410,000	(1,250,424)
Prudential QMA Long-Short Equity Fund (Class Q)	6,696,845	20,000	—	175,000	97,229
Prudential QMA Mid-Cap Value Fund (Class Q)	2,769,688	2,462,461	—	305,000	(161,965)
Prudential QMA Small-Cap Value Fund (Class Q)	3,800,472	241,319	—	2,460,000	(379,437)
Prudential QMA Strategic Value Fund (Class Q)	13,414,876	3,633,168	—	1,225,000	(96,792)
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	21,771,995	5,820,177	—	1,650,000	(150,379)
Prudential Total Return Bond Fund (Class Q)	16,747,155	1,002,453	—	1,640,000	(296,739)

	$166,111,379	$24,425,500	$—	$22,855,000	$(3,917,876)

50

Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$149,821	$4,155,683	$417,657	$114,948	$—
(12,919)	8,321,434	359,302	199,584	144,768
(7,181)	4,648,091	499,258	54,493	—
(1,636)	1,657,717	306,417	52,807	—
26,340	3,356,979	201,863	—	545,260
55,174	6,725,285	330,969	83,728	796,938
204,703	5,222,587	128,509	—	277,239
341,052	9,835,454	540,707	21,584	—
206,824	4,192,310	107,938	—	502,371
923	173,101	4,442	—	—
71,513	9,890,454	371,961	43,899	736,483
13,938	6,939,492	350,126	85,997	363,440
400,890	14,556,383	1,815,010	368,780	—
13,548	15,614,497	928,881	201,839	2,001,910
23,795	6,662,869	525,463	—	—
5,619	4,770,803	219,246	84,124	228,337
214,134	1,416,488	72,307	24,034	147,285
30,426	15,756,678	1,089,673	210,081	463,087
(60,531)	25,731,262	2,671,990	319,479	—
380	15,813,249	1,106,595	252,294	—

$1,676,813	$165,440,816		$2,117,671	$6,207,118

Prudential Asset Allocation Funds	51

Notes to Financial Statements (unaudited) (continued)

Growth Allocation Fund:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)
Prudential Absolute Return Bond Fund (Class Q)	$847,438	$43,794	$—	$80,000	$3,250
Prudential Global Real Estate Fund (Class Q)	5,179,917	911,171	—	350,000	(249,910)
Prudential High Yield Fund (Class Q)	519,882	72,105	—	30,000	(16,407)
Prudential Jennison 20/20 Focus Fund (Class Q)	3,161,703	660,867	—	210,000	(291,174)
Prudential Jennison Equity Opportunity Fund (Class Q)	7,356,523	1,124,263	—	290,000	(435,303)
Prudential Jennison Growth Fund (Class Q)	4,538,357	484,539	—	765,000	214,159
Prudential Jennison International Opportunities Fund (Class Q)	10,354,191	367,253	—	1,200,000	691,836
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	3,370,851	461,910	—	100,000	(198,848)
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	106,473	—	—	—	4,085
Prudential Jennison Small Company Fund (Class Q)	9,105,293	862,042	—	1,230,000	(262,704)
Prudential Jennison Value Fund (Class Q)	4,992,782	1,648,315	—	140,000	(166,275)
Prudential QMA International Equity Fund (Class Q)	15,465,354	1,052,910	—	1,455,000	209,819
Prudential QMA Large-Cap Core Equity Fund (Class Q)	11,650,975	2,615,351	—	345,000	(1,000,495)
Prudential QMA Long-Short Equity Fund (Class Q)	5,245,350	335,000	—	180,000	92,917
Prudential QMA Mid-Cap Value Fund (Class Q)	1,687,823	2,311,601	—	110,000	(131,780)
Prudential QMA Small-Cap Value Fund (Class Q)	3,098,850	293,915	—	2,160,000	(445,541)
Prudential QMA Strategic Value Fund (Class Q)	11,792,723	2,712,435	—	370,000	(107,025)
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	1,667,095	409,696	—	150,000	(14,533)
Prudential Total Return Bond Fund (Class Q)	3,836,517	299,457	—	720,000	(69,395)

	$103,978,097	$16,666,624	$—	$9,885,000	$(2,173,324)

52

Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
$296	$814,778	$81,887	$13,767	$—
(15,597)	5,475,581	236,424	127,919	93,251
(938)	544,642	100,673	17,083	—
6,790	3,328,186	200,131	—	525,867
(2,074)	7,753,409	381,565	94,052	895,210
87,913	4,559,968	112,204	—	234,539
206,564	10,419,844	572,834	22,253	—
3,745	3,537,658	91,083	—	411,910
—	110,558	2,837	—	—
86,363	8,560,994	321,963	36,961	620,081
1,400	6,336,222	319,688	69,530	293,785
66,653	15,339,736	1,912,685	377,910	—
(20,913)	12,899,918	767,395	162,145	1,608,207
(3,565)	5,489,702	432,942	—	—
1,198	3,758,842	172,741	65,046	176,555
319,401	1,106,625	56,489	18,085	110,829
6,486	14,034,619	970,582	189,567	417,868
(1,525)	1,910,733	198,415	24,640	—
5,879	3,352,458	234,602	54,437	—

$748,076	$109,334,473		$1,273,395	$5,388,102

Prudential Asset Allocation Funds	53

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of March 31, 2018 were as follows:

	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Tax Basis	$110,124,335	$129,107,164	$82,469,629

Gross Unrealized Appreciation	19,801,029	38,364,684	28,151,370
Gross Unrealized Depreciation	(850,903)	(670,088)	(232,989)

Net Unrealized Appreciation	$18,950,126	$37,694,596	$27,918,381

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Allocation Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Allocation Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Allocation Funds offer Class A, Class B, Class C, Class R, Class Z and Class Q shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class Q shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.625 billion shares of common stock, with a par value of $0.001 per share, which are divided into six series. Of the Company’s authorized capital stock, 938 million authorized shares have been allocated to the Conservative Allocation Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class Q and

54

Class T common stock, each of which consists of 125 million, 3 million, 25 million, 165 million, 285 million, 285 million and 50 million authorized shares, respectively. Of the Company’s authorized capital stock, 943 million authorized shares have been allocated to the Moderate Allocation Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class Q and Class T common stock, each of which consists of 125 million, 3 million, 25 million, 135 million, 305 million, 300 million and 50 million authorized shares, respectively. Of the Company’s authorized capital stock, 902 million authorized shares have been allocated to the Growth Allocation Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class Q and Class T common stock, each of which consists of 125 million, 2 million, 25 million, 100 million, 300 million, 300 million and 50 million authorized shares, respectively.

Each of the Allocation Funds do not have any Class T shares outstanding.

As of March 31, 2018, Prudential through its affiliates entities, including affiliateds, owned the following number of shares of the Fund:

	Class R	Class Q
Conservative Allocation Fund	302	775
Moderate Allocation Fund	274	670
Growth Allocation Fund	232	549

At reporting period end, the following number of shareholders of record held the following percentage of the Fund outstanding shares on behalf of multiple beneficial owners:

	Number of Shareholders	% of Outstanding Shares
Conservative Allocation Fund	2	44
Moderate Allocation Fund	2	44
Growth Allocation Fund	3	40

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	411,387	$5,386,312
Shares issued in reinvestment of dividends and distributions	235,289	3,051,003
Shares reacquired	(509,903)	(6,680,720)

Net increase (decrease) in shares outstanding before conversion	136,773	1,756,595
Shares issued upon conversion from other share class(es)	129,521	1,711,269
Shares reacquired upon conversion into other share class(es)	(742)	(9,614)

Net increase (decrease) in shares outstanding	265,552	$3,458,250

Year ended September 30, 2017:
Shares sold	727,911	$9,141,833
Shares issued in reinvestment of dividends and distributions	177,708	2,178,051
Shares reacquired	(1,593,151)	(19,938,933)

Net increase (decrease) in shares outstanding before conversion	(687,532)	(8,619,049)
Shares issued upon conversion from other share class(es)	523,463	6,621,416
Shares reacquired upon conversion into other share class(es)	(56,963)	(710,683)

Net increase (decrease) in shares outstanding	(221,032)	$(2,708,316)

Prudential Asset Allocation Funds	55

Notes to Financial Statements (unaudited) (continued)

Conservative Allocation Fund (cont’d.):

Class B	Shares	Amount
Six months ended March 31, 2018:
Shares sold	16,922	$217,512
Shares issued in reinvestment of dividends and distributions	14,914	192,659
Shares reacquired	(42,073)	(548,413)

Net increase (decrease) in shares outstanding before conversion	(10,237)	(138,242)
Shares reacquired upon conversion into other share class(es)	(125,993)	(1,658,363)

Net increase (decrease) in shares outstanding	(136,230)	$(1,796,605)

Year ended September 30, 2017:
Shares sold	6,856	$85,528
Shares issued in reinvestment of dividends and distributions	20,045	243,200
Shares reacquired	(205,661)	(2,559,540)

Net increase (decrease) in shares outstanding before conversion	(178,760)	(2,230,812)
Shares reacquired upon conversion into other share class(es)	(518,367)	(6,524,816)

Net increase (decrease) in shares outstanding	(697,127)	$(8,755,628)

Class C
Six months ended March 31, 2018:
Shares sold	101,008	$1,321,605
Shares issued in reinvestment of dividends and distributions	61,262	791,281
Shares reacquired	(165,047)	(2,151,832)

Net increase (decrease) in shares outstanding before conversion	(2,777)	(38,946)
Shares reacquired upon conversion into other share class(es)	(4,168)	(53,522)

Net increase (decrease) in shares outstanding	(6,945)	$(92,468)

Year ended September 30, 2017:
Shares sold	242,521	$3,028,905
Shares issued in reinvestment of dividends and distributions	39,858	484,172
Shares reacquired	(525,532)	(6,573,487)

Net increase (decrease) in shares outstanding before conversion	(243,153)	(3,060,410)
Shares reacquired upon conversion into other share class(es)	(18,549)	(235,434)

Net increase (decrease) in shares outstanding	(261,702)	$(3,295,844)

Class R
Six months ended March 31, 2018:
Shares sold	971	$12,835
Shares issued in reinvestment of dividends and distributions	428	5,571
Shares reacquired	(55)	(719)

Net increase (decrease) in shares outstanding	1,344	$17,687

Year ended September 30, 2017:
Shares sold	2,327	$29,287
Shares issued in reinvestment of dividends and distributions	260	3,202
Shares reacquired	(150)	(1,899)

Net increase (decrease) in shares outstanding	2,437	$30,590

56

Conservative Allocation Fund (cont’d.):

Class Z	Shares	Amount
Six months ended March 31, 2018:
Shares sold	22,488	$296,206
Shares issued in reinvestment of dividends and distributions	20,661	269,230
Shares reacquired	(63,899)	(845,669)

Net increase (decrease) in shares outstanding before conversion	(20,750)	(280,233)
Shares issued upon conversion from other share class(es)	785	10,230

Net increase (decrease) in shares outstanding	(19,965)	$(270,003)

Year ended September 30, 2017:
Shares sold	53,057	$665,312
Shares issued in reinvestment of dividends and distributions	17,618	217,180
Shares reacquired	(135,676)	(1,712,242)

Net increase (decrease) in shares outstanding before conversion	(65,001)	(829,750)
Shares issued upon conversion from other shares class(es)	72,711	915,118
Shares reacquired upon conversion into other share class(es)	(5,109)	(65,601)

Net increase (decrease) in shares outstanding	2,601	$19,767

Class Q
Period ended March 31, 2018*:
Shares sold	750	$10,000
Shares issued in reinvestment of dividends and distributions	25	324

Net increase (decrease) in shares outstanding	775	$10,324

*	Commencement of offering was November 28, 2017.

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	213,711	$3,282,687
Shares issued in reinvestment of dividends and distributions	360,295	5,451,257
Shares reacquired	(563,157)	(8,639,645)

Net increase (decrease) in shares outstanding before conversion	10,849	94,299
Shares issued upon conversion from other share class(es)	190,113	2,958,969
Shares reacquired upon conversion into other share class(es)	(10,157)	(157,612)

Net increase (decrease) in shares outstanding	190,805	$2,895,656

Year ended September 30, 2017:
Shares sold	783,420	$11,093,144
Shares issued in reinvestment of dividends and distributions	267,043	3,655,812
Shares reacquired	(1,264,081)	(18,007,937)

Net increase (decrease) in shares outstanding before conversion	(213,618)	(3,258,981)
Shares issued upon conversion from other share class(es)	807,581	11,629,593
Shares reacquired upon conversion into other share class(es)	(13,404)	(196,719)

Net increase (decrease) in shares outstanding	580,559	$8,173,893

Prudential Asset Allocation Funds	57

Notes to Financial Statements (unaudited) (continued)

Moderate Allocation Fund (cont’d.):

Class B	Shares	Amount
Six months ended March 31, 2018:
Shares sold	5,146	$78,514
Shares issued in reinvestment of dividends and distributions	27,490	413,453
Shares reacquired	(37,614)	(571,687)

Net increase (decrease) in shares outstanding before conversion	(4,978)	(79,720)
Shares reacquired upon conversion into other share class(es)	(188,709)	(2,907,766)

Net increase (decrease) in shares outstanding	(193,687)	$(2,987,486)

Year ended September 30, 2017:
Shares sold	12,213	$171,412
Shares issued in reinvestment of dividends and distributions	42,026	572,399
Shares reacquired	(189,519)	(2,665,371)

Net increase (decrease) in shares outstanding before conversion	(135,280)	(1,921,560)
Shares reacquired upon conversion into other share class(es)	(810,708)	(11,571,103)

Net increase (decrease) in shares outstanding	(945,988)	$(13,492,663)

Class C
Six months ended March 31, 2018:
Shares sold	147,801	$2,248,597
Shares issued in reinvestment of dividends and distributions	59,242	891,011
Shares reacquired	(186,858)	(2,845,481)

Net increase (decrease) in shares outstanding before conversion	20,185	294,127
Shares reacquired upon conversion into other share class(es)	(11,499)	(174,838)

Net increase (decrease) in shares outstanding	8,686	$119,289

Year ended September 30, 2017:
Shares sold	216,557	$3,051,946
Shares issued in reinvestment of dividends and distributions	47,997	653,717
Shares reacquired	(544,745)	(7,695,796)

Net increase (decrease) in shares outstanding before conversion	(280,191)	(3,990,133)
Shares reacquired upon conversion into other share class(es)	(61,145)	(881,249)

Net increase (decrease) in shares outstanding	(341,336)	$(4,871,382)

Class R
Six months ended March 31, 2018:
Shares sold	6,317	$96,998
Shares issued in reinvestment of dividends and distributions	274	4,128
Shares reacquired	(45)	(684)

Net increase (decrease) in shares outstanding	6,546	$100,442

Year ended September 30, 2017:
Shares sold	3,165	$46,595
Shares issued in reinvestment of dividends and distributions	20	271
Shares reacquired	(106)	(1,563)

Net increase (decrease) in shares outstanding	3,079	$45,303

58

Moderate Allocation Fund (cont’d.):

Class Z	Shares	Amount
Six months ended March 31, 2018:
Shares sold	10,060	$152,867
Shares issued in reinvestment of dividends and distributions	7,601	114,998
Shares reacquired	(46,517)	(719,283)

Net increase (decrease) in shares outstanding before conversion	(28,856)	(451,418)
Shares issued upon conversion from other share class(es)	18,141	281,247

Net increase (decrease) in shares outstanding	(10,715)	$(170,171)

Year ended September 30, 2017:
Shares sold	9,947	$141,815
Shares issued in reinvestment of dividends and distributions	6,991	95,635
Shares reacquired	(93,707)	(1,317,721)

Net increase (decrease) in shares outstanding before conversion	(76,769)	(1,080,271)
Shares issued upon conversion from other shares class(es)	69,842	1,019,478

Net increase (decrease) in shares outstanding	(6,927)	$(60,793)

Class Q
Period ended March 31, 2018*:
Shares sold	640	$10,000
Shares issued in reinvestment of dividends and distributions	30	454

Net increase (decrease) in shares outstanding	670	$10,454

*	Commencement of offering was November 28, 2017.

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2018:
Shares sold	188,378	$3,499,628
Shares issued in reinvestment of dividends and distributions	156,094	2,864,318
Shares reacquired	(232,219)	(4,317,707)

Net increase (decrease) in shares outstanding before conversion	112,253	2,046,239
Shares issued upon conversion from other share class(es)	88,853	1,670,857
Shares reacquired upon conversion into other share class(es)	(522)	(9,495)

Net increase (decrease) in shares outstanding	200,584	$3,707,601

Year ended September 30, 2017:
Shares sold	391,803	$6,499,312
Shares issued in reinvestment of dividends and distributions	162,185	2,559,286
Shares reacquired	(538,908)	(8,929,518)

Net increase (decrease) in shares outstanding before conversion	15,080	129,080
Shares issued upon conversion from other share class(es)	290,678	4,880,104
Shares reacquired upon conversion into other share class(es)	(17,538)	(286,809)

Net increase (decrease) in shares outstanding	288,220	$4,722,375

Prudential Asset Allocation Funds	59

Notes to Financial Statements (unaudited) (continued)

Growth Allocation Fund (cont’d.):

Class B	Shares	Amount
Six months ended March 31, 2018:
Shares sold	4,272	$76,553
Shares issued in reinvestment of dividends and distributions	14,068	247,735
Shares reacquired	(32,201)	(573,910)

Net increase (decrease) in shares outstanding before conversion	(13,861)	(249,622)
Shares reacquired upon conversion into other share class(es)	(94,108)	(1,691,220)

Net increase (decrease) in shares outstanding	(107,969)	$(1,940,842)

Year ended September 30, 2017:
Shares sold	23,168	$372,581
Shares issued in reinvestment of dividends and distributions	25,952	393,955
Shares reacquired	(90,417)	(1,434,155)

Net increase (decrease) in shares outstanding before conversion	(41,297)	(667,619)
Shares reacquired upon conversion into other share class(es)	(298,783)	(4,805,506)

Net increase (decrease) in shares outstanding	(340,080)	$(5,473,125)

Class C
Six months ended March 31, 2018:
Shares sold	77,560	$1,373,055
Shares issued in reinvestment of dividends and distributions	25,763	454,206
Shares reacquired	(58,028)	(1,030,706)

Net increase (decrease) in shares outstanding before conversion	45,295	796,555
Shares reacquired upon conversion into other share class(es)	(2,935)	(53,038)

Net increase (decrease) in shares outstanding	42,360	$743,517

Year ended September 30, 2017:
Shares sold	124,547	$1,989,057
Shares issued in reinvestment of dividends and distributions	27,407	416,595
Shares reacquired	(118,976)	(1,897,509)

Net increase (decrease) in shares outstanding before conversion	32,978	508,143
Shares reacquired upon conversion into other share class(es)	(9,281)	(147,845)

Net increase (decrease) in shares outstanding	23,697	$360,298

Class R
Six months ended March 31, 2018:
Shares sold	9,684	$175,470
Shares issued in reinvestment of dividends and distributions	376	6,849
Shares reacquired	(434)	(7,976)

Net increase (decrease) in shares outstanding	9,626	$174,343

Year ended September 30, 2017:
Shares sold	706	$11,154
Shares issued in reinvestment of dividends and distributions	59	923

Net increase (decrease) in shares outstanding	765	$12,077

60

Growth Allocation Fund (cont’d.):

Class Z	Shares	Amount
Six months ended March 31, 2018:
Shares sold	97,414	$1,837,089
Shares issued in reinvestment of dividends and distributions	5,518	102,463
Shares reacquired	(21,113)	(394,982)

Net increase (decrease) in shares outstanding before conversion	81,819	1,544,570
Shares issued upon conversion from other share class(es)	4,402	82,896

Net increase (decrease) in shares outstanding	86,221	$1,627,466

Year ended September 30, 2017:
Shares sold	27,136	$453,368
Shares issued in reinvestment of dividends and distributions	4,436	70,798
Shares reacquired	(46,936)	(774,253)

Net increase (decrease) in shares outstanding before conversion	(15,364)	(250,087)
Shares issued upon conversion from other shares class(es)	21,782	360,056

Net increase (decrease) in shares outstanding	6,418	$109,969

Class Q
Period ended March 31, 2018*:
Shares sold	529	$10,000
Shares issued in reinvestment of dividends and distributions	20	371

Net increase (decrease) in shares outstanding	549	$10,371

*	Commencement of offering was November 28, 2017.

7. Borrowings

The Company, on behalf of the Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Allocation Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios

Prudential Asset Allocation Funds	61

Notes to Financial Statements (unaudited) (continued)

may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Allocation Funds did not utilize the SCA during the reporting period ended March 31, 2018.

8. Dividends to Shareholders

Subsequent to the six months ended March 31, 2018, the Conservative Allocation Fund declared ordinary income dividends on April 11, 2018 to shareholders of record on April 12, 2018. The ex-date was April 13, 2018. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.04302
Class B	$0.01726
Class C	$0.01726
Class Q	$0.05134
Class R	$0.03480
Class Z	$0.05134

62

Prudential Conservative Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.10		$12.43	$12.49	$13.30	$13.03	$12.39
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.18	0.16	0.24	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	0.12		0.83	0.62	(0.41)	0.53	0.70
Total from investment operations	0.26		1.01	0.78	(0.17)	0.73	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.20)	(0.21)	(0.29)	(0.22)	(0.28)
Distributions from net realized gains	(0.25)		(0.14)	(0.63)	(0.35)	(0.24)	-
Total dividends and distributions	(0.46)		(0.34)	(0.84)	(0.64)	(0.46)	(0.28)
Net asset value, end of period	$12.90		$13.10	$12.43	$12.49	$13.30	$13.03
Total Return(b):	2.01%		8.33%	6.61%	(1.42)%	5.67%	7.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88,964		$86,890	$85,173	$73,273	$72,292	$64,535
Average net assets (000)	$88,515		$82,763	$81,813	$75,170	$66,510	$60,521
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60%	(d)	0.71%	0.73%	0.72%	0.71%	0.72%
Expenses before waivers and/or expense reimbursement	0.65%	(d)	0.77%	0.78%	0.77%	0.76%	0.77%
Net investment income (loss)	2.10%	(d)	1.43%	1.36%	1.86%	1.48%	1.74%
Portfolio turnover rate	12%	(e)	17%	25%	42%	46%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	63

Prudential Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.04		$12.37	$12.43	$13.24	$12.98	$12.33
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.10	0.08	0.15	0.10	0.13
Net realized and unrealized gain (loss) on investment transactions	0.12		0.81	0.61	(0.42)	0.52	0.70
Total from investment operations	0.21		0.91	0.69	(0.27)	0.62	0.83
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.10)	(0.12)	(0.19)	(0.12)	(0.18)
Distributions from net realized gains	(0.25)		(0.14)	(0.63)	(0.35)	(0.24)	-
Total dividends and distributions	(0.42)		(0.24)	(0.75)	(0.54)	(0.36)	(0.18)
Net asset value, end of period	$12.83		$13.04	$12.37	$12.43	$13.24	$12.98
Total Return(b):	1.58%		7.54%	5.84%	(2.17)%	4.82%	6.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,019		$7,892	$16,107	$30,118	$40,863	$43,767
Average net assets (000)	$7,061		$12,187	$23,560	$37,344	$43,801	$43,407
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.47%	1.48%	1.47%	1.46%	1.47%
Expenses before waivers and/or expense reimbursement	1.71%	(d)	1.48%	1.48%	1.47%	1.46%	1.47%
Net investment income (loss)	1.33%	(d)	0.77%	0.67%	1.17%	0.73%	1.01%
Portfolio turnover rate	12%	(e)	17%	25%	42%	46%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

64

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.04		$12.37	$12.44	$13.24	$12.98	$12.34
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.09	0.08	0.14	0.10	0.12
Net realized and unrealized gain (loss) on investment transactions	0.12		0.82	0.60	(0.40)	0.52	0.70
Total from investment operations	0.21		0.91	0.68	(0.26)	0.62	0.82
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.10)	(0.12)	(0.19)	(0.12)	(0.18)
Distributions from net realized gains	(0.25)		(0.14)	(0.63)	(0.35)	(0.24)	-
Total dividends and distributions	(0.42)		(0.24)	(0.75)	(0.54)	(0.36)	(0.18)
Net asset value, end of period	$12.83		$13.04	$12.37	$12.44	$13.24	$12.98
Total Return(b):	1.58%		7.54%	5.75%	(2.09)%	4.82%	6.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,936		$26,447	$28,325	$31,091	$28,724	$22,055
Average net assets (000)	$26,492		$27,069	$30,257	$30,647	$26,250	$19,308
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.46%	1.48%	1.47%	1.46%	1.47%
Expenses before waivers and/or expense reimbursement	1.39%	(d)	1.47%	1.48%	1.47%	1.46%	1.47%
Net investment income (loss)	1.34%	(d)	0.70%	0.63%	1.09%	0.69%	0.98%
Portfolio turnover rate	12%	(e)	17%	25%	42%	46%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	65

Prudential Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.15		$12.47	$12.53	$13.34	$13.07	$12.42
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.15	0.13	0.21	0.17	0.19
Net realized and unrealized gain (loss) on investment transactions	0.13		0.84	0.62	(0.41)	0.53	0.71
Total from investment operations	0.25		0.99	0.75	(0.20)	0.70	0.90
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.17)	(0.18)	(0.26)	(0.19)	(0.25)
Distributions from net realized gains	(0.25)		(0.14)	(0.63)	(0.35)	(0.24)	-
Total dividends and distributions	(0.45)		(0.31)	(0.81)	(0.61)	(0.43)	(0.25)
Net asset value, end of period	$12.95		$13.15	$12.47	$12.53	$13.34	$13.07
Total Return(b):	1.88%		8.11%	6.32%	(1.66)%	5.38%	7.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168		$153	$115	$107	$95	$59
Average net assets (000)	$165		$136	$101	$101	$76	$54
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	(d)	0.96%	0.98%	0.97%	0.96%	0.97%
Expenses before waivers and/or expense reimbursement	9.37%	(d)	1.22%	1.23%	1.22%	1.21%	1.22%
Net investment income (loss)	1.85%	(d)	1.18%	1.10%	1.59%	1.18%	1.48%
Portfolio turnover rate	12%	(e)	17%	25%	42%	46%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

66

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.17		$12.49	$12.55	$13.36	$13.09	$12.44
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.21	0.19	0.27	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.12		0.84	0.63	(0.40)	0.54	0.72
Total from investment operations	0.27		1.05	0.82	(0.13)	0.76	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.23)	(0.25)	(0.33)	(0.25)	(0.31)
Distributions from net realized gains	(0.25)		(0.14)	(0.63)	(0.35)	(0.24)	-
Total dividends and distributions	(0.48)		(0.37)	(0.88)	(0.68)	(0.49)	(0.31)
Net asset value, end of period	$12.96		$13.17	$12.49	$12.55	$13.36	$13.09
Total Return(b):	2.04%		8.65%	6.85%	(1.16)%	5.90%	7.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,703		$8,086	$7,637	$6,404	$5,572	$6,097
Average net assets (000)	$7,802		$7,804	$6,800	$6,058	$5,941	$5,492
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	(d)	0.46%	0.48%	0.47%	0.46%	0.47%
Expenses before waivers and/or expense reimbursement	0.47%	(d)	0.47%	0.48%	0.47%	0.46%	0.47%
Net investment income (loss)	2.33%	(d)	1.67%	1.59%	2.09%	1.75%	1.90%
Portfolio turnover rate	12%	(e)	17%	25%	42%	46%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	67

Prudential Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class Q Shares
	November 28, 2017(a) through March 31,
	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.34
Income (loss) from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.08)
Total from investment operations	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.18)
Distributions from net realized gains	(0.25)
Total dividends and distributions	(0.43)
Net asset value, end of period	$12.95
Total Return(c):	0.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35%	(e)
Expenses before waivers and/or expense reimbursement	191.16%	(e)
Net investment income (loss)	2.80%	(e)
Portfolio turnover rate	12%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

68

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.21		$13.93	$13.96	$15.17	$14.21	$12.80
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.14	0.12	0.18	0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	0.36		1.62	0.94	(0.55)	0.97	1.49
Total from investment operations	0.51		1.76	1.06	(0.37)	1.12	1.65
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.17)	(0.21)	(0.31)	(0.16)	(0.24)
Distributions from net realized gains	(0.35)		(0.31)	(0.88)	(0.53)	-	-
Total dividends and distributions	(0.67)		(0.48)	(1.09)	(0.84)	(0.16)	(0.24)
Net asset value, end of period	$15.05		$15.21	$13.93	$13.96	$15.17	$14.21
Total Return(b):	3.35%		12.99%	8.00%	(2.79)%	7.91%	13.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$126,342		$124,808	$106,173	$96,846	$93,752	$81,788
Average net assets (000)	$128,008		$114,527	$100,247	$98,271	$89,611	$74,440
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58%	(d)	0.70%	0.75%	0.71%	0.70%	0.71%
Expenses before waivers and/or expense reimbursement	0.63%	(d)	0.76%	0.80%	0.76%	0.75%	0.76%
Net investment income (loss)	1.93%	(d)	1.00%	0.90%	1.17%	1.00%	1.22%
Portfolio turnover rate	14%	(e)	19%	20%	45%	35%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	69

Prudential Moderate Allocation Fund

Financial Highlights (unaudited)

Prudential Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.05		$13.79	$13.83	$15.04	$14.09	$12.69
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.06	0.03	0.07	0.04	0.07
Net realized and unrealized gain (loss) on investment transactions	0.35		1.58	0.91	(0.56)	0.97	1.48
Total from investment operations	0.44		1.64	0.94	(0.49)	1.01	1.55
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.07)	(0.10)	(0.19)	(0.06)	(0.15)
Distributions from net realized gains	(0.35)		(0.31)	(0.88)	(0.53)	-	-
Total dividends and distributions	(0.56)		(0.38)	(0.98)	(0.72)	(0.06)	(0.15)
Net asset value, end of period	$14.93		$15.05	$13.79	$13.83	$15.04	$14.09
Total Return(b):	2.92%		12.16%	7.13%	(3.55)%	7.15%	12.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,498		$13,496	$25,407	$38,084	$53,127	$54,574
Average net assets (000)	$12,277		$19,480	$32,651	$48,273	$56,302	$54,466
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.46%	1.50%	1.46%	1.45%	1.46%
Expenses before waivers and/or expense reimbursement	1.61%	(d)	1.47%	1.50%	1.46%	1.45%	1.46%
Net investment income (loss)	1.14%	(d)	0.40%	0.22%	0.49%	0.28%	0.51%
Portfolio turnover rate	14%	(e)	19%	20%	45%	35%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

70

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.05		$13.78	$13.83	$15.03	$14.08	$12.69
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.04	0.03	0.06	0.04	0.06
Net realized and unrealized gain (loss) on investment transactions	0.35		1.61	0.90	(0.54)	0.97	1.48
Total from investment operations	0.44		1.65	0.93	(0.48)	1.01	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.07)	(0.10)	(0.19)	(0.06)	(0.15)
Distributions from net realized gains	(0.35)		(0.31)	(0.88)	(0.53)	-	-
Total dividends and distributions	(0.56)		(0.38)	(0.98)	(0.72)	(0.06)	(0.15)
Net asset value, end of period	$14.93		$15.05	$13.78	$13.83	$15.03	$14.08
Total Return(b):	2.92%		12.24%	7.06%	(3.48)%	7.15%	12.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,692		$25,765	$28,306	$30,872	$29,564	$24,604
Average net assets (000)	$26,264		$26,925	$29,628	$31,776	$28,118	$21,933
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.45%	1.50%	1.46%	1.45%	1.46%
Expenses before waivers and/or expense reimbursement	1.37%	(d)	1.46%	1.50%	1.46%	1.45%	1.46%
Net investment income (loss)	1.16%	(d)	0.31%	0.19%	0.40%	0.24%	0.43%
Portfolio turnover rate	14%	(e)	19%	20%	45%	35%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	71

Prudential Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.11		$13.83	$13.87	$15.11	$14.15	$12.76
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.07	0.09	0.18	0.11	0.05
Net realized and unrealized gain (loss) on investment transactions	0.36		1.65	0.93	(0.62)	0.97	1.55
Total from investment operations	0.48		1.72	1.02	(0.44)	1.08	1.60
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.13)	(0.18)	(0.27)	(0.12)	(0.21)
Distributions from net realized gains	(0.35)		(0.31)	(0.88)	(0.53)	-	-
Total dividends and distributions	(0.63)		(0.44)	(1.06)	(0.80)	(0.12)	(0.21)
Net asset value, end of period	$14.96		$15.11	$13.83	$13.87	$15.11	$14.15
Total Return(b):	3.18%		12.80%	7.68%	(3.26)%	7.67%	12.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$148		$51	$4	$4	$177	$153
Average net assets (000)	$111		$15	$4	$140	$167	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	(d)	0.88%	1.00%	0.96%	0.95%	0.90%
Expenses before waivers and/or expense reimbursement	13.48%	(d)	1.16%	1.25%	1.21%	1.20%	1.15%
Net investment income (loss)	1.54%	(d)	0.51%	0.64%	1.18%	0.76%	0.40%
Portfolio turnover rate	14%	(e)	19%	20%	45%	35%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

72

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017(a)	2016(a)	2015(a)	2014	2013(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.24		$13.95	$13.99	$15.20	$14.23	$12.81
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.18	0.17	0.21	0.17	0.21
Net realized and unrealized gain (loss) on investment transactions	0.36		1.62	0.92	(0.54)	0.99	1.49
Total from investment operations	0.53		1.80	1.09	(0.33)	1.16	1.70
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.20)	(0.25)	(0.35)	(0.19)	(0.28)
Distributions from net realized gains	(0.35)		(0.31)	(0.88)	(0.53)	-	-
Total dividends and distributions	(0.71)		(0.51)	(1.13)	(0.88)	(0.19)	(0.28)
Net asset value, end of period	$15.06		$15.24	$13.95	$13.99	$15.20	$14.23
Total Return(b):	3.45%		13.32%	8.21%	(2.54)%	8.22%	13.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,279		$3,481	$3,283	$3,601	$3,767	$2,684
Average net assets (000)	$3,422		$2,928	$3,319	$3,537	$3,190	$2,874
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	(d)	0.45%	0.50%	0.46%	0.45%	0.46%
Expenses before waivers and/or expense reimbursement	0.75%	(d)	0.45%	0.50%	0.46%	0.45%	0.46%
Net investment income (loss)	2.17%	(d)	1.27%	1.24%	1.43%	1.20%	1.57%
Portfolio turnover rate	14%	(e)	19%	20%	45%	35%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	73

Prudential Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class Q Shares
	November 28, 2017(a) through March 31,
	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.63
Income (loss) from investment operations:
Net investment income (loss)	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.01)
Total from investment operations	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.36)
Distributions from net realized gains	(0.35)
Total dividends and distributions	(0.71)
Net asset value, end of period	$15.06
Total Return(c):	0.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35%	(e)
Expenses before waivers and/or expense reimbursement	189.44%	(e)
Net investment income (loss)	2.83%	(e)
Portfolio turnover rate	14%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

74

Prudential Growth Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.07		$15.94	$16.15	$17.41	$16.02	$13.58
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.10	0.07	0.08	0.08	0.10
Net realized and unrealized gain (loss) on investment transactions	0.68		2.67	1.33	(0.84)	1.42	2.46
Total from investment operations	0.84		2.77	1.40	(0.76)	1.50	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.18)	(0.16)	(0.35)	(0.11)	(0.12)
Distributions from net realized gains	(0.26)		(0.46)	(1.45)	(0.15)	-	-
Total dividends and distributions	(0.66)		(0.64)	(1.61)	(0.50)	(0.11)	(0.12)
Net asset value, end of period	$18.25		$18.07	$15.94	$16.15	$17.41	$16.02
Total Return(b):	4.63%		17.95%	9.13%	(4.58)%	9.37%	19.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,392		$78,919	$65,038	$57,536	$56,293	$46,911
Average net assets (000)	$83,049		$70,830	$60,610	$59,770	$52,609	$41,896
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60%	(d)	0.71%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.73%	(d)	0.90%	0.97%	0.93%	0.90%	0.92%
Net investment income (loss)	1.73%	(d)	0.58%	0.47%	0.48%	0.46%	0.65%
Portfolio turnover rate	9%	(e)	23%	24%	44%	24%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	75

Prudential Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(b)		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.28		$15.28	$15.53	$16.76	$15.44	$13.10
Income (loss) from investment operations:
Net investment income (loss)	0.09		- (d)	(0.03)	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.65		2.53	1.27	(0.82)	1.36	2.38
Total from investment operations	0.74		2.53	1.24	(0.85)	1.32	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.07)	(0.04)	(0.23)	-	(0.03)
Distributions from net realized gains	(0.26)		(0.46)	(1.45)	(0.15)	-	-
Total dividends and distributions	(0.54)		(0.53)	(1.49)	(0.38)	-	(0.03)
Net asset value, end of period	$17.48		$17.28	$15.28	$15.53	$16.76	$15.44
Total Return(b):	4.25%		17.04%	8.35%	(5.28)%	8.55%	18.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,427		$9,205	$13,335	$18,670	$27,929	$29,785
Average net assets (000)	$8,684		$11,120	$16,171	$24,591	$30,822	$29,020
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.47%	1.50%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	1.75%	(d)	1.61%	1.67%	1.63%	1.60%	1.62%
Net investment income (loss)	0.99%	(d)	0.01%	(0.18)%	(0.16)%	(0.22)%	(0.06)%
Portfolio turnover rate	9%	(e)	23%	24%	44%	24%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

76

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.30		$15.30	$15.54	$16.78	$15.45	$13.11
Income (loss) from investment operations:
Net investment income (loss)	0.09		(0.02)	(0.04)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.65		2.55	1.29	(0.81)	1.38	2.38
Total from investment operations	0.74		2.53	1.25	(0.86)	1.33	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.07)	(0.04)	(0.23)	-	(0.03)
Distributions from net realized gains	(0.26)		(0.46)	(1.45)	(0.15)	-	-
Total dividends and distributions	(0.54)		(0.53)	(1.49)	(0.38)	-	(0.03)
Net asset value, end of period	$17.50		$17.30	$15.30	$15.54	$16.78	$15.45
Total Return(b):	4.24%		17.01%	8.41%	(5.33)%	8.61%	18.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,430		$14,517	$12,473	$12,025	$11,858	$10,416
Average net assets (000)	$15,504		$13,311	$12,092	$12,540	$11,625	$9,377
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.46%	1.50%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	1.47%	(d)	1.60%	1.67%	1.63%	1.60%	1.62%
Net investment income (loss)	0.98%	(d)	(0.14% )	(0.26)%	(0.28)%	(0.29)%	(0.10)%
Portfolio turnover rate	9%	(e)	23%	24%	44%	24%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	77

Prudential Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.91		$15.80	$16.01	$17.27	$15.90	$13.48
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.06	(0.04)	0.04	0.04	0.06
Net realized and unrealized gain (loss) on investment transactions	0.67		2.65	1.40	(0.84)	1.40	2.45
Total from investment operations	0.82		2.71	1.36	(0.80)	1.44	2.51
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.14)	(0.12)	(0.31)	(0.07)	(0.09)
Distributions from net realized gains	(0.26)		(0.46)	(1.45)	(0.15)	-	-
Total dividends and distributions	(0.62)		(0.60)	(1.57)	(0.46)	(0.07)	(0.09)
Net asset value, end of period	$18.11		$17.91	$15.80	$16.01	$17.27	$15.90
Total Return(b):	4.53%		17.69%	8.91%	(4.85)%	9.07%	18.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$204		$29	$14	$3	$3	$3
Average net assets (000)	$192		$26	$8	$3	$3	$3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	(d)	0.96%	1.00%	1.00%	0.97%	1.00%
Expenses before waivers and/or expense reimbursement	8.10%	(d)	1.34%	1.42%	1.36%	1.31%	1.37%
Net investment income (loss)	1.66%	(d)	0.35%	(0.24)%	0.21%	0.25%	0.40%
Portfolio turnover rate	9%	(e)	23%	24%	44%	24%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

78

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2018(a)		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.30		$16.14	$16.34	$17.61	$16.20	$13.73
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.14	0.13	0.15	0.11	0.13
Net realized and unrealized gain (loss) on investment transactions	0.69		2.70	1.33	(0.87)	1.45	2.50
Total from investment operations	0.88		2.84	1.46	(0.72)	1.56	2.63
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.22)	(0.21)	(0.40)	(0.15)	(0.16)
Distributions from net realized gains	(0.26)		(0.46)	(1.45)	(0.15)	-	-
Total dividends and distributions	(0.70)		(0.68)	(1.66)	(0.55)	(0.15)	(0.16)
Net asset value, end of period	$18.48		$18.30	$16.14	$16.34	$17.61	$16.20
Total Return(b):	4.81%		18.19%	9.39%	(4.36)%	9.64%	19.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,825		$2,211	$1,845	$1,573	$1,477	$989
Average net assets (000)	$2,868		$1,974	$1,794	$1,352	$1,278	$1,071
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	(d)	0.46%	0.50%	0.50%	0.50%	0.50%
Expenses before waivers and/or expense reimbursement	0.87%	(d)	0.60%	0.67%	0.63%	0.60%	0.62%
Net investment income (loss)	2.01%	(d)	0.86%	0.81%	0.82%	0.62%	0.84%
Portfolio turnover rate	9%	(e)	23%	24%	44%	24%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	79

Prudential Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class Q Shares
	November 28, 2017(a) through March 31,
	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.92
Income (loss) from investment operations:
Net investment income (loss)	0.18
Net realized and unrealized gain (loss) on investment transactions	0.06
Total from investment operations	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.44)
Distributions from net realized gains	(0.26)
Total dividends and distributions	(0.70)
Net asset value, end of period	$18.46
Total Return(c):	1.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35%	(e)
Expenses before waivers and/or expense reimbursement	186.45%	(e)
Net investment income (loss)	2.88%	(e)
Portfolio turnover rate	9%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

80

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Funds has delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
Conservative Allocation (Class A)	JDUAX	74437E750	Moderate Allocation (Class R)	JMARX	74437E610
Conservative Allocation (Class B)	JDABX	74437E743	Moderate Allocation (Class Z)	JDMZX	74437E776
Conservative Allocation (Class C)	JDACX	74437E735	Moderate Allocation (Class Q)	JDTQX	74437E438
Conservative Allocation (Class R)	JDARX	74437E628	Growth Allocation (Class A)	JDAAX	74437E685
Conservative Allocation (Class Z)	JDAZX	74437E784	Growth Allocation (Class B)	JDGBX	74437E677
Conservative Allocation (Class Q)	JDAQX	74437E453	Growth Allocation (Class C)	JDGCX	74437E669
Moderate Allocation (Class A)	JDTAX	74437E727	Growth Allocation (Class R)	JGARX	74437E594
Moderate Allocation (Class B)	JDMBX	74437E719	Growth Allocation (Class Z)	JDGZX	74437E768
Moderate Allocation (Class C)	JDMCX	74437E693	Growth Allocation (Class Q)	JDGQX	74437E446

MF194E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 16, 2018